                                                                   June 30, 2001


                                                              semi-annual report



The ProFunds VP
ProFund VP OTC
ProFund VP Europe 30
ProFund VP Bull Plus
ProFund VP UltraOTC
ProFund VP UltraSmall-Cap
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Energy
ProFund VP Financial
ProFund VP Healthcare
ProFund VP Real Estate
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP Utilities


[LOGO]
ProFunds(SM)

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP OTC                                                     June 30, 2001
(Unaudited)

Common Stocks  (90.1%)
                                                                        Market
                                                            Shares      Value
                                                            ------   -----------
3Com Corp.*..........................................        5,720   $    27,170
Abgenix, Inc.*.......................................        2,750       123,750
ADC Telecommunications, Inc.*........................       32,230       212,718
Adelphia Communications Corp. - Class A*.............        5,500       225,500
Adobe Systems, Inc...................................        7,700       361,900
Altera Corp.*........................................       18,040       523,160
Amazon.com, Inc.*....................................        7,920       112,068
Amgen, Inc.*.........................................       16,060       974,521
Apple Computer, Inc.*................................       16,060       373,395
Applied Materials, Inc.*.............................       13,860       680,525
Applied Micro Circuits Corp.*........................       11,550       198,660
Ariba, Inc.*.........................................        7,810        42,955
At Home Corp. - Class A*.............................        8,360        17,890
Atmel Corp.*.........................................       11,550       155,810
BEA Systems, Inc.*...................................       12,100       371,591
Bed Bath & Beyond, Inc.*.............................       12,870       386,100
Biogen, Inc.*........................................        6,050       328,878
Biomet, Inc..........................................        7,920       380,635
Broadcom Corp. - Class A*............................        5,500       235,180
BroadVision, Inc.*...................................        9,790        48,950
Brocade Communications Systems, Inc.*................        7,590       333,884
Check Point Software Technologies Ltd.*..............        7,590       383,827
Chiron Corp.*........................................        8,800       448,800
CIENA Corp.*.........................................       12,870       489,060
Cintas Corp..........................................        6,710       310,338
Cisco Systems, Inc.*.................................       86,460     1,573,572
Citrix Systems, Inc.*................................        7,260       253,374
CMGI, Inc.*..........................................       12,430        37,290
CNET Networks, Inc.*.................................        5,170        67,210
Comcast Corp. - Special Class A*.....................       14,850       644,490
Compuware Corp.*.....................................        7,480       104,645
Comverse Technology, Inc.*...........................        5,830       332,893
Concord EFS, Inc.*...................................        9,020       469,130
Conexant Systems, Inc.*..............................        9,020        80,729
Costco Wholesale Corp.*..............................        7,810       320,835
Dell Computer Corp.*.................................       31,680       828,432
eBay, Inc.*..........................................        6,710       459,568
EchoStar Communications Corp. - Class A*.............        8,030       260,333
Electronic Arts, Inc.*...............................        4,400       254,760
Ericsson (LM) Telephone Co. - ADR....................       31,680       171,706
Exodus Communications, Inc.*.........................       19,690        40,561
Fiserv, Inc.*........................................        5,170       330,777
Flextronics International Ltd.*......................       17,270       450,919
Gemstar-TV Guide International, Inc.*................       14,300       609,180
Genzyme Corp. - General Division*....................        8,030       489,830
Human Genome Sciences, Inc.*.........................        4,180       251,845
I2 Technologies, Inc.*...............................       14,630       289,674
IDEC Pharmaceuticals Corp.*..........................        5,390       364,849
Immunex Corp.*.......................................       24,640       437,360
Inktomi Corp.*.......................................        3,850        36,922
Intel Corp...........................................       77,880     2,277,989
Intuit, Inc.*........................................        8,690       347,513
JDS Uniphase Corp.*..................................       44,880       561,000
Juniper Networks, Inc.*..............................        6,930       215,523
KLA-Tencor Corp.*....................................        7,480       437,356
Level 3 Communications, Inc.*........................        8,470        46,500
Linear Technology Corp...............................       14,080       622,618
Maxim Integrated Products, Inc.*.....................       15,180       671,107
McLeodUSA, Inc. - Class A*...........................       16,390        75,230
MedImmune, Inc.*.....................................        7,480       353,056
Mercury Interactive Corp.*...........................        2,860       171,314
Metromedia Fiber Network, Inc.*......................       19,580        39,943
Microchip Technology, Inc.*..........................        3,630       121,351
Microsoft Corp.*.....................................       61,270     4,472,709
Millennium Pharmaceuticals, Inc.*....................        7,920       281,794
Molex, Inc...........................................        3,190       116,531
Network Appliance, Inc.*.............................       11,220       153,714
Nextel Communications, Inc. - Class A*...............       31,020       542,850
Novell, Inc.*........................................       12,540        71,353
Novellus Systems, Inc.*..............................        4,840       274,864
NVIDIA Corp.*........................................        2,530       234,658
Oracle Corp.*........................................       77,440     1,471,359
PACCAR, Inc..........................................        2,860       147,061
Palm, Inc.*..........................................       17,710       107,500
PanAmSat Corp.*......................................        6,710       260,885
Parametric Technology Corp.*.........................       11,880       166,201
Paychex, Inc.........................................       11,770       470,800
PeopleSoft, Inc.*....................................       13,750       676,913
PMC-Sierra, Inc.*....................................        5,940       184,556
QLogic Corp.*........................................        3,080       198,506
Qualcomm, Inc.*......................................       30,250     1,769,019
Rational Software Corp.*.............................        6,600       185,130
RealNetworks, Inc.*..................................        4,950        58,163
RF Micro Devices, Inc.*..............................        6,160       166,135
Sanmina Corp.*.......................................       11,330       265,235
Siebel Systems, Inc.*................................       17,490       820,281
Smurfit-Stone Container Corp.*.......................        7,920       128,304
Staples, Inc.*.......................................       10,120       161,819
Starbucks Corp.*.....................................       17,490       402,270
Sun Microsystems, Inc.*..............................       46,860       736,639
Tellabs, Inc.*.......................................        7,700       149,226
TMP Worldwide, Inc.*.................................        3,740       224,400
USA Networks, Inc.*..................................       11,660       326,480
VeriSign, Inc.*......................................        6,270       376,263
Veritas Software Corp.*..............................       13,420       892,833
Vitesse Semiconductor Corp.*.........................        6,600       138,864
WorldCom, Inc. - WorldCom Group*.....................       34,320       487,344
Xilinx, Inc.*........................................       14,520       598,805
XO Communications, Inc. - Class A*...................       10,010        19,219
Yahoo!, Inc.*........................................        9,020       180,310
                                                                      ----------
Total Common Stocks (Cost $36,690,681)...............                 40,767,642
                                                                      ----------

U.S. Treasury Notes  (8.2%)

                                                         Principal
                                                          Amount
                                                        ----------
U.S. Treasury Note, 4.00%, 04/30/03..................   $3,742,000     3,728,552
                                                                       ---------
Total U.S. Treasury Notes (Cost $3,728,592)..........                  3,728,552
                                                                       ---------
Total Investments (Cost $40,419,273)/(a)/ (98.3%)....                 44,496,194
Other assets in excess of liabilities (1.7%).........                    755,598
                                                                      ----------

TOTAL NET ASSETS (100.0%)............................                $45,251,792
                                                                      ==========
____________
Percentages indicated are based on net assets of $45,251,792.

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP OTC                                                     June 30, 2001
(Unaudited)

Futures Contracts Purchased

                                                                      Unrealized
                                                        Contracts        Gain
                                                        ---------     ----------
NASDAQ Future Contract expiring September 2001
     (Underlying face amount at value $4,431,024)......     24       $   53,065

____________
*   Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.................              $4,840,526
               Unrealized depreciation.................                (763,605)
                                                                     ----------
               Net unrealized appreciation.............              $4,076,921
                                                                     ==========

ADR - American Depositary Receipt

The ProFund VP OTC's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Automotive.............................................      0.3%
Biotechnology..........................................      5.9%
Business Services......................................      4.9%
Computer Services......................................      2.4%
Computer Software......................................     24.3%
Computers..............................................      9.3%
Containers & Packaging.................................      0.3%
Electrical & Electronics...............................      2.8%
Health Care............................................      0.8%
Media..................................................      4.6%
Pharmaceuticals........................................      3.0%
Retail & Wholesale.....................................      3.1%
Semiconductors.........................................     16.3%
Telecommunications.....................................     11.4%
Textiles & Apparel.....................................      0.7%
Other..................................................      9.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
(Unaudited)

 Statement of Assets and Liabilities

                                                                 June 30, 2001

Assets:
  Investments, at value (cost $40,419,273).....................   $ 44,496,194
  Cash.........................................................        771,339
  Dividends and interest receivable............................         25,433
  Variation margin on futures contracts........................         52,014
                                                                  ------------
      Total Assets.............................................     45,344,980
Liabilities:
  Advisory fees payable........................................         37,577
  Management servicing fees payable............................          7,515
  Administration fees payable..................................            186
  Administrative servicing fees payable........................         14,125
  Distribution fees payable....................................         10,089
  Other accrued expenses.......................................         23,696
                                                                  ------------
      Total Liabilities........................................         93,188
                                                                  ------------
Net Assets.....................................................   $ 45,251,792
                                                                  ============
Net Assets consist of:
  Capital......................................................   $ 49,697,182
  Accumulated net investment loss..............................       (137,116)
  Accumulated net realized losses on
      investments and futures contracts........................     (8,438,260)
  Net unrealized appreciation on investments
      and futures contracts....................................      4,129,986
                                                                  ------------
Total Net Assets...............................................   $ 45,251,792
                                                                  ============
  Shares of Beneficial Interest Outstanding....................      2,203,501
  Net Asset Value (offering and redemption price per share)....   $      20.54
                                                                  ============

Statement of Operations

                    For the period January 23, 2001/(a)/ through June 30, 2001

Investment Income:
  Interest.....................................................   $     32,556
  Dividends (net of foreign taxes of $59)......................          3,625
                                                                  ------------
     Total Income..............................................         36,181
Expenses:
  Advisory fees................................................         66,653
  Management servicing fees....................................         13,331
  Administration fees..........................................          1,931
  Administrative servicing fees................................         31,105
  Distribution fees............................................         22,217
  Custody fees.................................................         14,359
  Fund accounting fees.........................................          5,448
  Transfer agent fees..........................................          2,639
  Other fees...................................................         15,614
                                                                  ------------
    Total expenses.............................................        173,297
                                                                  ------------
Net Investment Loss............................................       (137,116)
                                                                  ------------
Realized and Unrealized Gains/(Losses) on Investments:
  Net realized losses on investments and futures contracts.....     (8,438,260)
  Net change in unrealized appreciation on investments
    and futures contracts......................................      4,129,986
                                                                  ------------
    Net realized and unrealized losses on investments
       and futures contracts...................................     (4,308,274)
                                                                  ------------
Decrease in Net Assets Resulting from Operations...............   $ (4,445,390)
                                                                  ============

_______
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC

Statement of Changes in Net Assets

                                                                           For the period
                                                                        January 23, 2001/(a)/
                                                                              through
                                                                            June 30, 2001
                                                                        -------------------
                                                                            (Unaudited)
Change in Net Assets:
Operations:
  Net investment loss.................................................     $    (137,116)
  Net realized losses on investments and futures contracts............        (8,438,260)
  Net change in unrealized appreciation on investments
    and futures contracts.............................................         4,129,986
                                                                           -------------
  Net decrease in net assets resulting from operations................        (4,445,390)
Capital Transactions:
  Proceeds from shares issued.........................................       166,165,325
  Cost of shares redeemed.............................................      (116,468,143)
                                                                           -------------
  Net increase in net assets resulting from capital
    transactions......................................................        49,697,182
                                                                           -------------
  Total increase in net assets........................................        45,251,792
Net Assets:
  Beginning of period.................................................                 -
                                                                           -------------
  End of period.......................................................     $  45,251,792
                                                                           =============
Share Transactions:
  Shares Issued.......................................................         7,909,921
  Shares Redeemed.....................................................        (5,706,420)
                                                                           -------------
  Net increase in shares..............................................         2,203,501
                                                                           =============

 _______
 /(a)/ Commencement of operations.


               See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC

 Financial Highlights

For a share of beneficial interest outstanding

                                                            For the period from
                                                           January 23, 2001/(a)/
                                                                 through
                                                               June 30, 2001
                                                           ---------------------
                                                                (Unaudited)

Net Asset Value, Beginning of Period.....................     $     30.00
                                                              -----------
  Net investment loss....................................           (0.14)/(b)/
  Net realized and unrealized loss on investments
    and futures contracts................................           (9.32)
                                                              -----------
  Total loss from investment operations..................           (9.46)
                                                              -----------
Net Asset Value, End of Period...........................     $     20.54
                                                              ===========
Total Return.............................................          (31.53)/(c)/
Ratios/Supplemental Data:
Net assets, end of period................................     $45,251,792
Ratio of expenses to average net assets..................            1.95%/(d)/
Ratio of net investment loss to average net assets.......           (1.55)/(d)/
Portfolio turnover.......................................             587%

/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.


              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Europe 30                                              June 30, 2001
(Unaudited)

 Common Stocks (89.8%)
                                                                      Market
                                                            Shares     Value
                                                            ------- -----------

 Aegon NV--ADR.............................................  18,750 $   532,500
 Alcatel SA--ADR...........................................  16,875     349,988
 AstraZeneca PLC--ADR......................................  24,750   1,157,063
 Aventis SA--ADR...........................................  10,875     868,804
 Axa--ADR..................................................  22,500     633,825
 Banco Bilbao Vizcaya--ADR.................................  44,625     576,555
 Banco Santander Central Hispano SA--ADR...................  63,375     582,416
 Barclays PLC--ADR.........................................   5,625     705,938
 BP Amoco PLC--ADR.........................................  52,875   2,635,818
 British Telecommunications PLC--ADR.......................   9,000     581,850
 Deutsche Telekom AG--ADR..................................  42,375     951,319
 E.On AG--ADR..............................................  10,500     543,375
 Enel SpA--ADR.............................................  16,875     514,688
 ENI SpA--ADR..............................................  11,250     694,125
 Ericsson (LM) Telephone Co.--ADR.......................... 111,000     601,620
 France Telecom SA--ADR....................................  16,125     778,838
 GlaxoSmithKline PLC--ADR..................................  43,875   2,465,774
 HSBC Holdings PLC--ADR....................................  25,875   1,549,913
 ING Groep NV--ADR.........................................  13,875     913,946
 Koninklijke (Royal) Philips Electronics NV--ADR...........  18,375     485,651
 Nokia OYJ--ADR............................................  65,625   1,446,375
 Novartis AG--ADR..........................................  36,750   1,328,513
 Royal Dutch Petroleum Co.--ADR............................  30,000   1,748,099
 Shell Transport & Trading Co.--ADR........................  23,250   1,170,405
 STMicroelectronics NV--ADR................................  12,375     420,750
 Telecom Italia SpA--ADR...................................   9,000     792,000
 Telefonica SA--ADR*.......................................  20,531     764,574
 Total Fina SA--ADR........................................  20,250   1,421,550
 Vivendi Universal SA--ADR.................................  15,000     870,000
 Vodafone Group PLC--ADR...................................  86,250   1,927,687
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $29,978,979).......................................          30,013,959
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $29,978,979)(a) (89.8%)............................          30,013,959
 Other assets in excess of liabilities (10.2%).............           3,421,753
                                                                    -----------
 TOTAL NET ASSETS (100.0%).................................         $33,435,712
                                                                    ===========

-----
Percentages indicated are based on net assets of $33,435,712.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $923,753).............      3     $(4,388)

-----
*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................ $ 709,203
      Unrealized depreciation........................................  (674,223)
                                                                      ---------
      Net unrealized appreciation.................................... $  34,980
                                                                      =========

ADR--American Depositary Receipt

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Banking................................................................... 12.9%
Business Services.........................................................  2.6%
Diversified...............................................................  1.6%
Electrical & Electronics..................................................  1.5%
Energy & Utilities........................................................ 24.5%
Insurance.................................................................  3.5%
Pharmaceuticals........................................................... 17.4%
Semiconductors............................................................  1.3%
Telecommunications........................................................ 24.5%
Other..................................................................... 10.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $29,978,979)........................  $ 30,013,959
 Cash............................................................       100,350
 Dividends and interest receivable...............................        75,591
 Receivable for investments sold.................................     9,181,182
 Prepaid expenses................................................           780
                                                                   ------------
 Total Assets....................................................    39,371,862
Liabilities:
 Payable for capital shares redeemed.............................     5,877,599
 Variation margin on futures contracts...........................         6,050
 Advisory fees payable...........................................        20,145
 Management servicing fees payable...............................         4,029
 Administration fees payable.....................................           262
 Administrative servicing fees payable...........................        10,105
 Distribution fees payable.......................................         7,218
 Other accrued expenses..........................................        10,742
                                                                   ------------
 Total Liabilities...............................................     5,936,150
                                                                   ------------
Net Assets.......................................................  $ 33,435,712
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 68,246,970
 Accumulated undistributed net investment income.................       191,096
 Accumulated net realized losses on investments and futures
  contracts......................................................   (35,032,946)
 Net unrealized appreciation on investments and futures
  contracts......................................................        30,592
                                                                   ------------
Total Net Assets.................................................  $ 33,435,712
                                                                   ============
 Shares of Beneficial Interest Outstanding.......................     1,301,533
                                                                   ============
 Net Asset Value (offering and redemption price per share).......  $      25.69
                                                                   ============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends (net of foreign taxes of $4,347)......................  $    417,789
 Interest........................................................        17,007
                                                                   ------------
 Total Income....................................................       434,796
Expenses:
 Advisory fees...................................................       146,974
 Management servicing fees.......................................        29,395
 Administration fees.............................................        11,105
 Administrative servicing fees...................................        66,982
 Distribution fees...............................................        48,992
 Custody fees....................................................        16,144
 Fund accounting fees............................................        14,815
 Transfer agent fees.............................................         3,545
 Other fees......................................................        15,280
                                                                   ------------
 Total expenses..................................................       353,232
                                                                   ------------
Net Investment Income............................................        81,564
                                                                   ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts........   (11,019,892)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................      (416,569)
                                                                   ------------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (11,436,461)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(11,354,897)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statements of Changes in Net Assets

                                                 For the           For the
                                             six months ended    year ended
                                              June 30, 2001   December 31, 2000
                                             ---------------- -----------------
                                               (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................  $      81,564     $     108,486
 Net realized losses on investments and
  futures contracts.........................    (11,019,892)      (24,002,478)
 Net change in unrealized appreciation on
  investments and futures contracts.........       (416,569)          229,023
                                              -------------     -------------
 Net decrease in net assets resulting from
  operations................................    (11,354,897)      (23,664,969)
Distributions to Shareholders from:
 Net realized gains on investments and
  futures contracts.........................             --          (100,059)
 In excess of net realized gains on
  investments and futures contracts.........             --           (10,576)
                                              -------------     -------------
 Net decrease in net assets resulting from
  distributions.............................             --          (110,635)
Capital Transactions:
 Proceeds from shares issued................    171,874,188       494,252,847
 Dividends reinvested.......................             --           110,635
 Cost of shares redeemed....................   (152,087,189)     (448,846,399)
                                              -------------     -------------
 Net increase in net assets resulting from
  capital transactions......................     19,786,999        45,517,083
                                              -------------     -------------
 Total increase in net assets...............      8,432,102        21,741,479
Net Assets:
 Beginning of period........................     25,003,610         3,262,131
                                              -------------     -------------
 End of period..............................  $  33,435,712     $  25,003,610
                                              =============     =============
Share Transactions:
 Shares issued..............................      5,858,883        13,261,876
 Shares reinvested..........................             --             3,465
 Shares redeemed............................     (5,339,324)      (12,571,975)
                                              -------------     -------------
 Net increase...............................        519,559           693,366
                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights

For a share of beneficial interest outstanding

                                                               For the period from
                             For the              For the      October 19, 1999(a)
                         six months ended       year ended           through
                          June 30, 2001      December 31, 2000  December 31, 1999
                         ----------------    ----------------- -------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     31.98          $     36.82        $    30.00
                           -----------          -----------        ----------
 Net investment
  income/(loss).........          0.06(b)              0.09(b)          (0.04)
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....         (6.35)               (4.79)             6.86
                           -----------          -----------        ----------
 Total income/(loss)
  from investment
  operations............         (6.29)               (4.70)             6.82
                           -----------          -----------        ----------
Distribution to
 Shareholders from:
 Net realized gain on
  investments and
  futures contracts.....            --                (0.13)               --
 In excess of net
  realized gain on
  investments and
  futures contracts.....            --                (0.01)               --
                           -----------          -----------        ----------
 Total distributions....            --                (0.14)               --
                           -----------          -----------        ----------
Net Asset Value, End of
 Period.................   $     25.69          $     31.98        $    36.82
                           ===========          ===========        ==========
Total Return............        (19.67)%(c)          (12.75)%           22.73%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $33,435,712          $25,003,610        $3,262,131
Ratio of expenses to
 average net assets.....          1.81%(d)             1.65%             1.78%(d)
Ratio of net investment
 income/(loss) to
 average net assets.....          0.42%(d)             0.26%            (1.00)%(d)
Ratio of expenses to
 average net assets*....          1.81%(d)             1.65%             2.39%(d)
Portfolio turnover......           382%                1434%              100%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull Plus                                               June 30, 2001
(Unaudited)

 Common Stocks (85.2%)

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Abbott Laboratories.....................................      9,454 $   453,887
ADC Telecommunications, Inc.*...........................      4,756      31,390
Adobe Systems, Inc. ....................................      1,450      68,150
Advanced Micro Devices, Inc.*...........................      2,088      60,301
AES Corp.*..............................................      3,248     139,826
Aetna, Inc.*............................................        870      22,507
AFLAC, Inc. ............................................      3,219     101,366
Agilent Technologies, Inc.*.............................      2,784      90,480
Air Products & Chemicals, Inc...........................      1,392      63,684
Alberto-Culver Co. .....................................        348      14,630
Albertson's, Inc. ......................................      2,465      73,925
Alcan Aluminium Ltd. ...................................      1,943      81,645
Alcoa, Inc. ............................................      5,249     206,810
Allegheny Energy, Inc. .................................        754      36,381
Allegheny Technologies, Inc. ...........................        493       8,918
Allergan, Inc. .........................................        812      69,426
Allied Waste Industries, Inc.*..........................      1,189      22,211
Allstate Corp. .........................................      4,408     193,909
Alltel Corp. ...........................................      1,914     117,252
Altera Corp.*...........................................      2,349      68,121
Ambac Financial Group, Inc. ............................        638      37,132
Amerada Hess Corp. .....................................        551      44,521
Ameren Corp. ...........................................        841      35,911
American Electric Power, Inc. ..........................      1,972      91,047
American Express Co. ...................................      8,062     312,806
American General Corp. .................................      3,045     141,440
American Greetings Corp.--Class A.......................        377       4,147
American Home Products Corp. ...........................      8,004     467,754
American International Group, Inc. .....................     14,210   1,222,061
American Power Conversion Corp.*........................      1,189      18,727
Amgen, Inc.*............................................      6,351     385,378
AMR Corp.*..............................................        928      33,529
AmSouth Bancorporation..................................      2,262      41,824
Anadarko Petroleum Corp. ...............................      1,537      83,044
Analog Devices*.........................................      2,204      95,323
Andrew Corp.*...........................................        493       9,096
Anheuser-Busch Cos., Inc. ..............................      5,481     225,817
AOL-Time Warner, Inc.*..................................     26,999   1,430,946
AON Corp. ..............................................      1,595      55,825
Apache Corp. ...........................................        754      38,266
Apple Computer, Inc.*...................................      2,117      49,220
Applera Corp.--Applied Biosystems Group.................      1,276      34,133
Applied Materials, Inc.*................................      4,959     243,487
Applied Micro Circuits Corp.*...........................      1,827      31,424
Archer-Daniels-Midland Co. .............................      3,857      50,141
Ashland, Inc. ..........................................        435      17,444
AT&T Corp. .............................................     21,025     462,549
Autodesk, Inc. .........................................        319      11,899
Automatic Data Processing, Inc. ........................      3,799     188,809
AutoZone, Inc.*.........................................        696      26,100
Avaya, Inc.*............................................      1,740      23,838
Avery Dennison Corp. ...................................        667      34,050
Avon Products, Inc. ....................................      1,450      67,106
Baker Hughes, Inc. .....................................      2,059      68,977
Ball Corp. .............................................        174       8,275
Bank of America Corp. ..................................      9,773     586,673
Bank of New York Co., Inc. .............................      4,495     215,760
Bank One Corp. .........................................      7,105     254,359

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Bard (C.R.), Inc. ......................................        319 $    18,167
Barrick Gold Corp. .....................................      2,407      36,466
Bausch & Lomb, Inc. ....................................        319      11,561
Baxter International, Inc. .............................      3,625     177,625
BB&T Corp. .............................................      2,494      91,530
Bear Stearns Cos., Inc. ................................        638      37,623
Becton, Dickinson & Co. ................................      1,566      56,047
Bed Bath & Beyond, Inc.*................................      1,769      53,070
BellSouth Corp. ........................................     11,426     460,125
Bemis Co., Inc. ........................................        319      12,814
Best Buy Co., Inc.*.....................................      1,276      81,052
Big Lots, Inc.*.........................................        696       9,521
Biogen, Inc.*...........................................        899      48,870
Biomet, Inc. ...........................................      1,102      52,962
Black & Decker Corp. ...................................        493      19,454
Block H & R, Inc. ......................................        551      35,567
BMC Software, Inc.*.....................................      1,479      33,337
Boeing Co. .............................................      5,307     295,070
Boise Cascade Corp. ....................................        348      12,239
Boston Scientific Corp.*................................      2,436      41,412
Bristol-Myers Squibb Co. ...............................     11,832     618,814
Broadcom Corp.--Class A*................................      1,595      68,202
BroadVision, Inc.*......................................      1,653       8,265
Brown-Forman Corp. .....................................        406      25,960
Brunswick Corp. ........................................        522      12,544
Burlington Northern Santa Fe Corp. .....................      2,378      71,744
Burlington Resources, Inc. .............................      1,276      50,976
Cabletron Systems, Inc.*................................      1,160      26,506
Calpine Corp.*..........................................      1,827      69,061
Campbell Soup Co. ......................................      2,494      64,221
Capital One Financial Corp. ............................      1,276      76,560
Cardinal Health, Inc. ..................................      2,726     188,094
Carnival Corp.--Class A.................................      3,567     109,506
Caterpillar, Inc. ......................................      2,088     104,504
Cendant Corp.*..........................................      5,191     101,224
Centex Corp. ...........................................        348      14,181
CenturyTel, Inc. .......................................        870      26,361
Ceridian Corp.*.........................................          3          58
Charter One Financial, Inc. ............................      1,247      39,779
Chevron Corp. ..........................................      3,915     354,307
Chiron Corp.*...........................................      1,160      59,160
Chubb Corp. ............................................      1,073      83,082
CIGNA Corp. ............................................        899      86,142
Cincinnati Financial Corp. .............................        986      38,947
Cinergy Corp. ..........................................        957      33,447
Cintas Corp. ...........................................      1,044      48,285
Circuit City Stores, Inc. ..............................      1,276      22,968
Cisco Systems, Inc.*....................................     44,602     811,756
Citigroup, Inc. ........................................     30,653   1,619,704
Citizens Communications Co.*............................      1,595      19,188
Citrix Systems, Inc.*...................................      1,131      39,472
Clear Channel Communications, Inc.*.....................      3,567     223,651
Clorox Co. .............................................      1,450      49,083
CMS Energy Corp. .......................................        812      22,614
Coca-Cola Co. ..........................................     15,167     682,514
Coca-Cola Enterprises, Inc. ............................      2,552      41,725
Colgate-Palmolive Co. ..................................      3,422     201,864
Comcast Corp.--Special Class A*.........................      5,771     250,461
Comerica, Inc. .........................................      1,102      63,475

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull Plus                                               June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Compaq Computer Corp. ..................................     10,295 $   159,470
Computer Associates International, Inc. ................      3,509     126,324
Computer Sciences Corp.*................................      1,015      35,119
Compuware Corp.*........................................      2,233      31,240
Comverse Technology, Inc.*..............................      1,044      59,612
ConAgra, Inc. ..........................................      3,277      64,917
Concord EFS, Inc.*......................................      1,363      70,890
Conexant Systems, Inc.*.................................      1,508      13,497
Conoco, Inc.--Class B...................................      3,799     109,791
Conseco, Inc.  .........................................      2,059      28,105
Consolidated Edison, Inc. ..............................      1,305      51,939
Constellation Energy Group, Inc. .......................        986      42,004
Convergys Corp.*........................................      1,044      31,581
Cooper Industries, Inc. ................................        580      22,962
Cooper Tire & Rubber Co.  ..............................        435       6,177
Coors (Adolph) Co.--Class B.............................        232      11,642
Corning, Inc. ..........................................      5,655      94,495
Costco Wholesale Corp.*.................................      2,755     113,175
Countrywide Credit Industries, Inc. ....................        725      33,263
Crane Co.  .............................................        377      11,687
CSX Corp. ..............................................      1,305      47,293
Cummins Engine Co. .....................................        261      10,101
CVS Corp. ..............................................      2,407      92,910
Dana Corp.  ............................................        899      20,983
Danaher Corp.  .........................................        870      48,720
Darden Restaurants, Inc. ...............................        725      20,228
Deere & Co. ............................................      1,421      53,785
Dell Computer Corp.*....................................     15,863     414,817
Delphi Automotive Systems Corp. ........................      3,422      54,512
Delta Air Lines, Inc. ..................................        754      33,236
Deluxe Corp. ...........................................        435      12,572
Devon Energy Corp. .....................................        783      41,108
Dillard's, Inc.--Class A................................        522       7,971
Dollar General Corp. ...................................      2,001      39,020
Dominion Resources, Inc. ...............................      1,508      90,676
Donnelley (R.R.) & Sons Co. ............................        725      21,533
Dover Corp. ............................................      1,247      46,950
Dow Chemical Co. .......................................      5,481     182,243
Dow Jones & Co., Inc. ..................................        522      31,169
DTE Energy Co. .........................................      1,015      47,137
Du Pont (E.I.) de Nemours...............................      6,351     306,372
Duke Energy Corp. ......................................      4,698     183,268
Dynegy, Inc.--Class A...................................      2,001      93,047
Eastman Chemical Co. ...................................        464      22,100
Eastman Kodak Co.  .....................................      1,769      82,577
Eaton Corp. ............................................        406      28,461
Ecolab, Inc. ...........................................        783      32,080
Edison International....................................      1,972      21,988
El Paso Corp. ..........................................      3,103     163,032
Electronic Data Systems Corp.  .........................      2,842     177,624
Eli Lilly & Co. ........................................      6,844     506,456
EMC Corp.*..............................................     13,456     390,897
Emerson Electric Co.  ..................................      2,610     157,904
Engelhard Corp. ........................................        783      20,194
Enron Corp. ............................................      4,553     223,096
Entergy Corp. ..........................................      1,334      51,212
EOG Resources, Inc. ....................................        696      24,743
Equifax, Inc. ..........................................        870      31,912

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Exelon Corp. ...........................................      1,943 $   124,585
Exxon Mobil Corp. ......................................     21,025   1,836,533
Fannie Mae..............................................      6,090     518,564
Federated Department Stores, Inc.*......................      1,218      51,765
FedEx Corp.*............................................      1,885      75,777
Fifth Third Bancorp.....................................      3,509     210,715
First Data Corp. .......................................      2,378     152,786
First Union Corp. ......................................      5,974     208,732
FirstEnergy Corp. ......................................      1,363      43,834
Fiserv, Inc.*...........................................        754      48,241
Fleet Boston Financial Corp.  ..........................      6,612     260,843
Fluor Corp. ............................................        493      22,259
FMC Corp.*..............................................        203      13,918
Ford Motor Co. .........................................     11,165     274,101
Forest Laboratories, Inc.*..............................      1,073      76,183
Fortune Brands, Inc. ...................................        928      35,598
FPL Group, Inc. ........................................      1,073      64,605
Franklin Resources, Inc.  ..............................      1,624      74,330
Freddie Mac.............................................      4,234     296,380
Freeport-McMoran Copper & Gold, Inc.--Class B*..........        870       9,614
Gannett Co., Inc. ......................................      1,624     107,022
Gap, Inc. ..............................................      5,249     152,221
Gateway, Inc.*..........................................      1,972      32,439
General Dynamics Corp. .................................      1,218      94,773
General Electric Co. ...................................     60,552   2,951,909
General Mills, Inc. ....................................      1,740      76,177
General Motors Corp. ...................................      3,335     214,607
Genuine Parts Co. ......................................      1,044      32,886
Georgia Pacific Corp. ..................................      1,363      46,138
Gillette Co. ...........................................      6,438     186,638
Global Crossing Ltd.*...................................      5,394      46,604
Golden West Financial Corp. ............................        957      61,478
Goodrich (B.F.) Co. ....................................        638      24,231
Goodyear Tire & Rubber Co. .............................        957      26,796
GPU, Inc. ..............................................        725      25,484
Grainger (W.W.), Inc. ..................................        580      23,873
Great Lakes Chemical Corp.  ............................        319       9,841
Guidant Corp.*..........................................      1,885      67,860
Halliburton Co. ........................................      2,610      92,916
Harley-Davidson, Inc. ..................................      1,856      87,380
Harrah's Entertainment, Inc.*...........................        725      25,593
Hartford Financial Services Group, Inc. ................      1,450      99,180
Hasbro, Inc. ...........................................      1,044      15,086
HCA-The Healthcare Co. .................................      3,277     148,088
Healthsouth Corp.*......................................      2,378      37,977
Heinz (H.J.) Co. .......................................      2,117      86,564
Hercules, Inc.*.........................................        667       7,537
Hershey Foods Corp. ....................................        841      51,898
Hewlett-Packard Co. ....................................     11,832     338,395
Hilton Hotels Corp. ....................................      2,262      26,239
Home Depot, Inc. .......................................     14,210     661,475
Homestake Mining Co. ...................................      1,595      12,361
Honeywell International, Inc. ..........................      4,930     172,501
Household International, Inc. ..........................      2,813     187,627
Humana, Inc.*...........................................      1,044      10,283
Huntington Bancshares, Inc. ............................      1,537      25,130
Illinois Tool Works, Inc. ..............................      1,856     117,484

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull Plus                                               June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

IMS Health, Inc. .......................................      1,798 $    51,243
Inco Ltd.*..............................................      1,102      19,021
Ingersoll-Rand Co. .....................................        986      40,623
Intel Corp. ............................................     40,977   1,198,578
International Business Machines Corp. ..................     10,585   1,196,105
International Flavors & Fragrances, Inc. ...............        580      14,575
International Paper Co. ................................      2,958     105,600
Interpublic Group Cos., Inc. ...........................      2,320      68,092
Intuit, Inc.*...........................................      1,276      51,027
ITT Industries, Inc. ...................................        522      23,099
J.P. Morgan Chase & Co. ................................     12,093     539,348
Jabil Circuit, Inc.*....................................      1,160      35,798
JDS Uniphase Corp.*.....................................      8,033     100,413
Jefferson-Pilot Corp. ..................................        928      44,841
John Hancock Financial Services, Inc. ..................      1,856      74,723
Johnson & Johnson.......................................     18,270     913,499
Johnson Controls, Inc. .................................        522      37,829
K Mart Corp.*...........................................      2,987      34,261
KB Home.................................................        261       7,874
Kellogg Co. ............................................      2,465      71,485
Kerr-McGee Corp. .......................................        580      38,437
KeyCorp.................................................      2,581      67,235
KeySpan Corp. ..........................................        841      30,680
Kimberly-Clark Corp. ...................................      3,248     181,563
Kinder Morgan, Inc. ....................................        696      34,974
King Pharmaceuticals, Inc.*.............................      1,044      56,115
KLA-Tencor Corp.*.......................................      1,131      66,130
Knight Ridder, Inc. ....................................        435      25,796
Kohls Corp.*............................................      2,030     127,342
Kroger Co.*.............................................      4,930     123,250
Leggett & Platt, Inc. ..................................      1,189      26,193
Lexmark International Group, Inc.*......................        783      52,657
Limited, Inc. ..........................................      2,610      43,117
Lincoln National Corp. .................................      1,131      58,529
Linear Technology Corp. ................................      1,943      85,919
Liz Claiborne, Inc. ....................................        319      16,094
Lockheed Martin Corp. ..................................      2,639      97,775
Loews Corp. ............................................      1,189      76,607
Louisiana-Pacific Corp. ................................        638       7,484
Lowe's Cos., Inc. ......................................      2,349     170,420
LSI Logic Corp.*........................................      2,204      41,435
Lucent Technologies, Inc. ..............................     20,764     128,737
Manor Care, Inc.*.......................................        638      20,257
Marriott International, Inc.--Class A...................      1,479      70,016
Marsh & McLennan Cos., Inc. ............................      1,682     169,883
Masco Corp. ............................................      2,813      70,213
Mattel, Inc. ...........................................      2,639      49,930
Maxim Integrated Products, Inc.* .......................      2,001      88,464
May Department Stores Co. ..............................      1,827      62,593
Maytag Corp. ...........................................        464      13,577
MBIA, Inc. .............................................        899      50,056
MBNA Corp. .............................................      5,191     171,043
McDermott International, Inc.*..........................        377       4,392
McDonald's Corp. .......................................      7,888     213,449
McGraw-Hill Cos., Inc. .................................      1,189      78,652
McKesson HBOC, Inc. ....................................      1,740      64,589
Mead Corp. .............................................        609      16,528

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

MedImmune, Inc.*........................................      1,305 $    61,596
Medtronic, Inc..........................................      7,366     338,910
Mellon Financial Corp...................................      2,900     133,400
Merck & Co., Inc. ......................................     13,978     893,334
Mercury Interactive Corp.*..............................        493      29,531
Meredith Corp. .........................................        290      10,385
Merrill Lynch & Co., Inc. ..............................      5,104     302,412
MetLife, Inc. ..........................................      4,582     141,950
MGIC Investment Corp. ..................................        667      48,451
Micron Technology, Inc.*................................      3,625     148,988
Microsoft Corp.*........................................     32,799   2,394,326
Millipore Corp. ........................................        290      17,974
Minnesota Mining & Mfg. Co. ............................      2,407     274,638
Mirant Corp.*...........................................      2,059      70,830
Molex, Inc. ............................................      1,189      43,434
Moody's Corp. ..........................................        957      32,060
Morgan Stanley Dean Witter & Co. .......................      6,786     435,865
Motorola, Inc. .........................................     13,398     221,871
Nabors Industries, Inc.*................................        899      33,443
National City Corp. ....................................      3,654     112,470
National Semiconductor Corp.*...........................      1,044      30,401
National Service Industries, Inc. ......................        261       5,891
Navistar International Corp.*...........................        348       9,789
NCR Corp.*..............................................        580      27,260
Network Appliance, Inc.*................................      1,972      27,016
New York Times Co.--Class A.............................        957      40,194
Newell Rubbermaid, Inc. ................................      1,624      40,762
Newmont Mining Corp. ...................................      1,189      22,127
Nextel Communications, Inc.--Class A*...................      4,669      81,708
Niagara Mohawk Holdings, Inc.*..........................        986      17,442
NICOR, Inc. ............................................        290      11,304
Nike, Inc.--Class B.....................................      1,653      69,409
NiSource, Inc. .........................................      1,247      34,081
Noble Drilling Corp.*...................................        812      26,593
Nordstrom, Inc. ........................................        812      15,063
Norfolk Southern Corp. .................................      2,349      48,624
Nortel Networks Corp. ..................................     19,430     176,619
Northern Trust Corp. ...................................      1,363      85,188
Northrop Grumman Corp. .................................        522      41,812
Novell, Inc.*...........................................      1,943      11,056
Novellus Systems, Inc.*.................................        870      49,407
Nucor Corp. ............................................        464      22,685
Occidental Petroleum Corp. .............................      2,262      60,147
Office Depot, Inc.*.....................................      1,827      18,964
Omnicom Group...........................................      1,131      97,266
ONEOK, Inc. ............................................        377       7,427
Oracle Corp.*...........................................     34,220     650,179
PACCAR, Inc. ...........................................        464      23,859
Pactiv Corp.*...........................................        957      12,824
Pall Corp. .............................................        754      17,742
Palm, Inc.*.............................................      3,451      20,948
Parametric Technology Corp.*............................      1,624      22,720
Parker Hannifin Corp. ..................................        725      30,769
Paychex, Inc. ..........................................      2,262      90,480
Penney (J.C.) Co. ......................................      1,595      42,044
Peoples Energy Corp. ...................................        203       8,161
PeopleSoft, Inc.*.......................................      1,798      88,516
PepsiCo, Inc. ..........................................      8,932     394,794

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull Plus                                               June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

PerkinElmer, Inc. ......................................        609 $    16,766
Pfizer, Inc. ...........................................     38,483   1,541,243
PG&E Corp. .............................................      2,349      26,309
Pharmacia Corp. ........................................      7,917     363,786
Phelps Dodge Corp. .....................................        493      20,460
Philip Morris Cos., Inc. ...............................     13,398     679,948
Phillips Petroleum Co. .................................      1,566      89,262
Pinnacle West Capital Corp. ............................        522      24,743
Pitney Bowes, Inc. .....................................      1,508      63,518
Placer Dome, Inc. ......................................      2,001      19,610
PNC Bank Corp. .........................................      1,769     116,383
Potlatch Corp. .........................................        174       5,987
Power-One, Inc.*........................................        493       8,204
PPG Industries, Inc. ...................................      1,015      53,359
PPL Corp. ..............................................        899      49,445
Praxair, Inc. ..........................................        986      46,342
Procter & Gamble Co. ...................................      7,888     503,254
Progress Energy, Inc. ..................................      1,247      56,015
Progressive Corp. ......................................        464      62,728
Providian Financial Corp. ..............................      1,740     103,008
Public Service Enterprise Group, Inc. ..................      1,276      62,396
Pulte Corp. ............................................        261      11,126
QLogic Corp.*...........................................        551      35,512
Quaker Oats Co. ........................................        812      74,095
Qualcomm, Inc.*.........................................      4,611     269,651
Quintiles Transnational Corp.*..........................        725      18,306
Qwest Communications International, Inc. ...............     10,121     322,556
RadioShack Corp. .......................................      1,131      34,496
Ralston-Ralston Purina Group............................      1,885      56,588
Raytheon Co. ...........................................      2,175      57,746
Reebok International Ltd.*..............................        348      11,119
Regions Financial Corp. ................................      1,392      44,544
Reliant Energy, Inc. ...................................      1,827      58,848
Robert Half International, Inc.*........................      1,073      26,707
Rockwell International Corp. ...........................      1,102      42,008
Rohm & Haas Co. ........................................      1,334      43,889
Rowan Cos., Inc.*.......................................        580      12,818
Royal Dutch Petroleum Co.--ADR..........................     13,079     762,112
Ryder System, Inc. .....................................        377       7,389
Sabre Holdings Corp.*...................................        812      40,600
SAFECO Corp. ...........................................        783      23,099
Safeway, Inc.*..........................................      3,074     147,552
Sanmina Corp.*..........................................      1,943      45,486
Sapient Corp.*..........................................        754       7,352
Sara Lee Corp. .........................................      4,785      90,628
SBC Communications, Inc. ...............................     20,532     822,511
Schering-Plough Corp. ..................................      8,903     322,645
Schlumberger Ltd. ......................................      3,480     183,222
Schwab (Charles) Corp. .................................      8,439     129,117
Scientific-Atlanta, Inc. ...............................        986      40,032
Sealed Air Corp.*.......................................        522      19,445
Sears, Roebuck & Co. ...................................      2,001      84,662
Sempra Energy...........................................      1,247      34,093
Sherwin-Williams Co. ...................................        957      21,245
Siebel Systems, Inc.*...................................      2,755     129,210
Sigma-Aldrich Corp. ....................................        464      17,920
Snap-on, Inc. ..........................................        348       8,408
Solectron Corp.*........................................      3,973      72,706

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Southern Co. ...........................................      4,176 $    97,092
SouthTrust Corp. .......................................      2,059      53,534
Southwest Airlines Co. .................................      4,640      85,793
Sprint Corp. (FON Group)................................      5,394     115,216
Sprint Corp. (PCS Group)*...............................      5,713     137,969
St. Jude Medical, Inc.*.................................        522      31,320
St. Paul Companies, Inc. ...............................      1,305      66,150
Stanley Works...........................................        522      21,861
Staples, Inc.*..........................................      2,784      44,516
Starbucks Corp.*........................................      2,320      53,360
Starwood Hotels & Resorts Worldwide, Inc. ..............      1,218      45,407
State Street Corp. .....................................      1,972      97,594
Stilwell Financial, Inc. ...............................      1,334      44,769
Stryker Corp. ..........................................      1,189      65,217
Sun Microsystems, Inc.*.................................     19,836     311,822
Sunoco, Inc. ...........................................        522      19,121
SunTrust Banks, Inc. ...................................      1,769     114,596
SuperValu, Inc. ........................................        812      14,251
Symbol Technologies, Inc. ..............................      1,392      30,902
Synovus Financial Corp. ................................      1,769      55,511
Sysco Corp. ............................................      4,089     111,016
T. Rowe Price Group, Inc. ..............................        754      28,192
Target Corp. ...........................................      5,481     189,643
Tektronix, Inc.*........................................        580      15,747
Tellabs, Inc.*..........................................      2,494      48,334
Temple-Inland, Inc. ....................................        290      15,454
Tenet Healthcare Corp.*.................................      1,972     101,735
Teradyne, Inc.*.........................................      1,073      35,516
Texaco, Inc. ...........................................      3,364     224,041
Texas Instruments, Inc. ................................     10,585     333,429
Textron, Inc. ..........................................        870      47,885
The Pepsi Bottling Group, Inc. .........................        870      34,887
Thermo Electron Corp.*..................................      1,102      24,266
Thomas & Betts Corp. ...................................        348       7,680
Tiffany & Co. ..........................................        899      32,562
Timken Co. .............................................        377       6,386
TJX Cos., Inc. .........................................      1,711      54,530
TMP Worldwide, Inc.*....................................        638      38,280
Torchmark Corp. ........................................        754      30,318
Tosco Corp. ............................................        928      40,878
Toys R Us, Inc.*........................................      1,218      30,146
Transocean Sedco Forex, Inc. ...........................      1,943      80,149
Tribune Co. ............................................      1,827      73,098
Tricon Global Restaurants, Inc.*........................        899      39,466
TRW, Inc. ..............................................        754      30,914
Tupperware Corp. .......................................        348       8,154
TXU Corp. ..............................................      1,566      75,466
Tyco International Ltd. ................................     11,803     643,263
U.S. Bancorp............................................     11,629     265,025
Unilever NV--ADR........................................      3,480     207,304
Union Pacific Corp. ....................................      1,508      82,805
Union Planters Corp. ...................................        841      36,668
Unisys Corp.*...........................................      1,943      28,582
United Technologies Corp. ..............................      2,871     210,329
UnitedHealth Group, Inc. ...............................      1,943     119,980
Univision Communications, Inc.*.........................      1,276      54,587
Unocal Corp. ...........................................      1,479      50,508
UnumProvident Corp. ....................................      1,479      47,505

              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Bull Plus                                              June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

 US Airways Group, Inc.*................................        406 $     9,866
 USA Education, Inc. ...................................        986      71,978
 UST, Inc. .............................................        986      28,456
 USX--Marathon Group, Inc. .............................      1,885      55,626
 USX--U.S. Steel Group, Inc. ...........................        551      11,103
 Veritas Software Corp.*................................      2,436     162,067
 Verizon Communications, Inc. ..........................     16,472     881,251
 VF Corp. ..............................................        696      25,320
 Viacom, Inc.--Class B*.................................     10,846     561,281
 Visteon Corp. .........................................        812      14,925
 Vitesse Semiconductor Corp.*...........................      1,131      23,796
 Vulcan Materials Co. ..................................        609      32,734
 Wachovia Corp. ........................................      1,276      90,787
 Wal-Mart Stores, Inc. .................................     27,260   1,330,287
 Walgreen Co. ..........................................      6,206     211,935
 Walt Disney Co. .......................................     12,731     367,799
 Washington Mutual, Inc. ...............................      5,336     200,367
 Waste Management, Inc. ................................      3,799     117,085
 Watson Pharmaceuticals, Inc.*..........................        638      39,326
 Wellpoint Health Networks, Inc.*.......................        377      35,528
 Wells Fargo & Co. .....................................     10,469     486,076
 Wendy's International, Inc. ...........................        696      17,776
 Westvaco Corp. ........................................        609      14,793
 Weyerhaeuser Co. ......................................      1,305      71,736
 Whirlpool Corp. .......................................        406      25,375
 Willamette Industries, Inc. ...........................        667      33,017
 Williams Cos., Inc. ...................................      2,958      97,466
 Winn-Dixie Stores, Inc. ...............................        870      22,733
 WorldCom, Inc.--WorldCom Group*........................     17,603     249,963
 Worthington Industries, Inc. ..........................        522       7,099
 Wrigley (WM.) JR Co. ..................................      1,363      63,857
 Xcel Energy, Inc. .....................................      2,088      59,404
 Xerox Corp. ...........................................      4,234      40,519
 Xilinx, Inc.*..........................................      2,030      83,717
 Yahoo!, Inc.*..........................................      3,451      68,985
 Zions Bancorporation...................................        551      32,509
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $64,169,713)....................................             67,077,229
                                                                    -----------
 Options Purchased (0.1%)
                                                         Contracts
                                                         ----------
 S&P 500 Call Option expiring July 2001 @ 875...........          1      89,168
                                                                    -----------
 TOTAL OPTIONS PURCHASED
  (Cost $100,005).......................................                 89,168
                                                                    -----------
 U.S. Treasury Notes (10.1%)
                                                         Principal
                                                           Amount
                                                         ----------
 U.S. Treasury Note, 4.00%, 04/30/03.................... $7,951,000   7,922,426
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $7,922,511).....................................              7,922,426
                                                                    -----------

 TOTAL INVESTMENTS
  (Cost $72,192,229)(a) (95.4%).........................             75,088,823
 Other assets in excess of liabilities (4.6%)...........              3,630,772
                                                                    -----------

 TOTAL NET ASSETS (100.0%)..............................            $78,719,595
                                                                    ===========

-----
Percentages indicated are based on net assets of $78,719,595.

 Futures Contracts Purchased
                                                                  Unrealized
                                                        Contracts    Loss
                                                        --------- -----------

 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $48,035,130)........    156    $(1,099,275)
 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $677,419)...........     11        (16,399)

-----
*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $ 4,224,764
      Unrealized depreciation......................................  (1,328,170)
                                                                    -----------
      Net unrealized appreciation.................................. $ 2,896,594
                                                                    ===========

ADR--American Depositary Receipt

The ProFund VP Bull Plus' investment concentration based on net assets, by industry, as of June 30, 2001 was as follows:

Aerospace & Defense.......................................................  1.3%
Airlines..................................................................  0.2%
Automotive................................................................  0.9%
Banking...................................................................  5.8%
Biotechnology.............................................................  0.6%
Building & Construction...................................................  0.2%
Business Services.........................................................  1.4%
Chemicals.................................................................  1.0%
Computer Services.........................................................  0.4%
Computer Software.........................................................  4.9%
Computers.................................................................  4.9%
Consumer Products.........................................................  1.9%
Containers & Packaging....................................................  0.1%
Electrical & Electronics..................................................  1.1%
Energy & Utilities........................................................  8.6%
Environmental Services....................................................  0.2%
Financial Services........................................................  5.7%
Food & Beverage...........................................................  3.2%
Health Care...............................................................  2.8%
Home Furnishings..........................................................  0.1%
Insurance.................................................................  3.9%
Machinery & Equipment.....................................................  5.9%
Media.....................................................................  4.3%
Metals & Mining...........................................................  0.6%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.4%
Pharmaceuticals...........................................................  7.0%
Retail & Wholesale........................................................  5.8%
Semiconductors............................................................  3.4%
Telecommunications........................................................  6.4%
Textiles & Apparel........................................................  0.2%
Tobacco...................................................................  0.9%
Toys......................................................................  0.1%
Transportation............................................................  0.4%
Travel & Entertainment....................................................  0.4%
Other..................................................................... 14.8%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $72,192,229).........................  $75,088,823
 Cash.............................................................    3,787,395
 Dividends and interest receivable................................      113,908
 Receivable for investments sold..................................        4,995
                                                                    -----------
 Total Assets.....................................................   78,995,121
Liabilities:
 Variation margin on futures contracts............................       90,352
 Advisory fees payable............................................       76,110
 Management servicing fees payable................................       15,222
 Administration fees payable......................................          346
 Administrative servicing fees payable............................       24,794
 Distribution fees payable........................................       17,710
 Other accrued expenses...........................................       50,992
                                                                    -----------
 Total Liabilities................................................      275,526
                                                                    -----------
Net Assets........................................................  $78,719,595
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $84,096,765
 Accumulated net investment loss..................................      (81,270)
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (7,076,820)
 Net unrealized appreciation on investments and futures
  contracts.......................................................    1,780,920
                                                                    -----------
Total Net Assets..................................................  $78,719,595
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................    3,087,411
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     25.50
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends (net of foreign taxes of $111).........................  $   263,423
 Interest.........................................................       86,528
                                                                    -----------
 Total Income.....................................................      349,951
Expenses:
 Advisory fees....................................................      165,854
 Management servicing fees........................................       33,171
 Administration fees..............................................        4,382
 Administrative servicing fees....................................       77,398
 Distribution fees................................................       55,285
 Custody fees.....................................................       43,965
 Fund accounting fees.............................................       22,829
 Transfer agent fees..............................................        2,350
 Other fees.......................................................       25,987
                                                                    -----------
 Total expenses...................................................      431,221
                                                                    -----------
Net Investment Loss...............................................      (81,270)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (7,076,820)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................    1,780,920
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (5,295,900)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(5,377,170)
                                                                    ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................................    $     (81,270)
 Net realized losses on investments and futures contracts..       (7,076,820)
 Net change in unrealized appreciation on investments and
  futures contracts........................................        1,780,920
                                                               -------------
 Net decrease in net assets resulting from operations......       (5,377,170)
Capital Transactions:
 Proceeds from shares issued...............................      256,793,200
 Cost of shares redeemed...................................     (172,696,435)
                                                               -------------
 Net increase in net assets resulting from capital
  transactions.............................................       84,096,765
                                                               -------------
 Total increase in net assets..............................       78,719,595
Net Assets:
 Beginning of period.......................................               --
                                                               -------------
 End of period.............................................    $  78,719,595
                                                               =============
Share Transactions:
 Shares issued.............................................        9,740,577
 Shares redeemed...........................................       (6,653,166)
                                                               -------------
 Net increase..............................................        3,087,411
                                                               =============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus

 Financial Highlights

For a share of beneficial interest outstanding

                                                           For the period from
                                                           January 23, 2001(a)
                                                                 through
                                                              June 30, 2001
                                                           -------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................     $     30.00
                                                               -----------
 Net investment loss......................................           (0.04)(b)
 Net realized and unrealized loss on investments and
  futures contracts.......................................           (4.46)
                                                               -----------
 Total loss from investment operations....................           (4.50)
                                                               -----------
Net Asset Value, End of Period............................     $     25.50
                                                               ===========
Total Return..............................................          (15.00)%(c)
Ratios/Supplemental Data:
Net assets, end of period.................................     $78,719,595
Ratio of expenses to average net assets...................            1.95%(d)
Ratio of net investment loss to average net assets........           (0.37)%(d)
Portfolio turnover........................................             386%

-----
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                                June 30, 2001
(Unaudited)

 Common Stocks (90.4%)

                                                          Shares   Market Value
                                                        ---------- ------------

3Com Corp.*............................................     13,312 $     63,232
Abgenix, Inc.*.........................................      6,400      288,000
ADC Telecommunications, Inc.*..........................     75,008      495,053
Adelphia Communications Corp.--Class A*................     12,800      524,800
Adobe Systems, Inc. ...................................     17,920      842,240
Altera Corp.*..........................................     41,984    1,217,536
Amazon.com, Inc.*......................................     18,432      260,813
Amgen, Inc.*...........................................     37,376    2,267,975
Apple Computer, Inc.*..................................     37,376      868,992
Applied Materials, Inc.*...............................     32,256    1,583,770
Applied Micro Circuits Corp.*..........................     26,880      462,336
Ariba, Inc.*...........................................     18,176       99,968
At Home Corp.--Class A*................................     19,456       41,636
Atmel Corp.*...........................................     26,880      362,611
BEA Systems, Inc.*.....................................     28,160      864,794
Bed Bath & Beyond, Inc.*...............................     29,952      898,560
Biogen, Inc.*..........................................     14,080      765,389
Biomet, Inc. ..........................................     18,432      885,842
Broadcom Corp.--Class A*...............................     12,800      547,328
BroadVision, Inc.*.....................................     22,784      113,920
Brocade Communications Systems, Inc.*..................     17,664      777,039
Check Point Software Technologies Ltd.*................     17,664      893,269
Chiron Corp.*..........................................     20,480    1,044,480
CIENA Corp.*...........................................     29,952    1,138,176
Cintas Corp. ..........................................     15,616      722,240
Cisco Systems, Inc.*...................................    201,216    3,662,132
Citrix Systems, Inc.*..................................     16,896      589,670
CMGI, Inc.*............................................     28,928       86,784
CNET Networks, Inc.*...................................     12,032      156,416
Comcast Corp.--Special Class A*........................     34,560    1,499,904
Compuware Corp.*.......................................     17,408      243,538
Comverse Technology, Inc.*.............................     13,568      774,733
Concord EFS, Inc.*.....................................     20,992    1,091,794
Conexant Systems, Inc.*................................     20,992      187,878
Costco Wholesale Corp.*................................     18,176      746,670
Dell Computer Corp.*...................................     73,728    1,927,988
eBay, Inc.*............................................     15,616    1,069,540
EchoStar Communications Corp.--Class A*................     18,688      605,865
Electronic Arts, Inc.*.................................     10,240      592,896
Ericsson (LM) Telephone Co.--ADR.......................     73,728      399,606
Exodus Communications, Inc.*...........................     45,824       94,397
Fiserv, Inc.*..........................................     12,032      769,807
Flextronics International Ltd.*........................     40,192    1,049,412
Gemstar-TV Guide International, Inc.*..................     33,280    1,417,728
Genzyme Corp.--General Division*.......................     18,688    1,139,968
Human Genome Sciences, Inc.*...........................      9,728      586,112
I2 Technologies, Inc.*.................................     34,048      674,150
IDEC Pharmaceuticals Corp.*............................     12,544      849,103
Immunex Corp.*.........................................     57,344    1,017,856
Inktomi Corp.*.........................................      8,960       85,926
Intel Corp. ...........................................    181,248    5,301,503
Intuit, Inc.*..........................................     20,224      808,758
JDS Uniphase Corp.*....................................    104,448    1,305,600
Juniper Networks, Inc.*................................     16,128      501,581

 Common Stocks, continued

                                                          Shares   Market Value
                                                        ---------- ------------

KLA-Tencor Corp.*......................................     17,408 $  1,017,846
Level 3 Communications, Inc.*..........................     19,712      108,219
Linear Technology Corp. ...............................     32,768    1,449,001
Maxim Integrated Products, Inc.*.......................     35,328    1,561,851
McLeodUSA, Inc.--Class A*..............................     38,144      175,081
MedImmune, Inc.*.......................................     17,408      821,658
Mercury Interactive Corp.*.............................      6,656      398,694
Metromedia Fiber Network, Inc.*........................     45,568       92,959
Microchip Technology, Inc.*............................      8,448      282,417
Microsoft Corp.*.......................................    142,592   10,409,216
Millennium Pharmaceuticals, Inc.*......................     18,432      655,811
Molex, Inc. ...........................................      7,424      271,199
Network Appliance, Inc.*...............................     26,112      357,734
Nextel Communications, Inc.--Class A*..................     72,192    1,263,360
Novell, Inc.*..........................................     29,184      166,057
Novellus Systems, Inc.*................................     11,264      639,683
NVIDIA Corp.*..........................................      5,888      546,112
Oracle Corp.*..........................................    180,224    3,424,256
PACCAR, Inc. ..........................................      6,656      342,252
Palm, Inc.*............................................     41,216      250,181
PanAmSat Corp.*........................................     15,616      607,150
Parametric Technology Corp.*...........................     27,648      386,796
Paychex, Inc. .........................................     27,392    1,095,680
PeopleSoft, Inc.*......................................     32,000    1,575,360
PMC-Sierra, Inc.*......................................     13,824      429,512
QLogic Corp.*..........................................      7,168      461,978
Qualcomm, Inc.*........................................     70,400    4,116,991
Rational Software Corp.*...............................     15,360      430,848
RealNetworks, Inc.*....................................     11,520      135,360
RF Micro Devices, Inc.*................................     14,336      386,642
Sanmina Corp.*.........................................     26,368      617,275
Siebel Systems, Inc.*..................................     40,704    1,909,018
Smurfit-Stone Container Corp.*.........................     18,432      298,598
Staples, Inc.*.........................................     23,552      376,596
Starbucks Corp.*.......................................     40,704      936,192
Sun Microsystems, Inc.*................................    109,056    1,714,360
Tellabs, Inc.*.........................................     17,920      347,290
TMP Worldwide, Inc.*...................................      8,704      522,240
USA Networks, Inc.*....................................     27,136      759,808
VeriSign, Inc.*........................................     14,592      875,666
Veritas Software Corp.*................................     31,232    2,077,865
Vitesse Semiconductor Corp.*...........................     15,360      323,174
WorldCom, Inc.*........................................     79,872    1,134,182
Xilinx, Inc.*..........................................     33,792    1,393,582
XO Communications, Inc.--Class A*......................     23,296       44,728
Yahoo!, Inc.*..........................................     20,992      419,630
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $90,087,398)....................................              94,877,422
                                                                   ------------

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                                June 30, 2001
(Unaudited)

 U.S. Treasury Notes (3.0%)
                                                       Principal
                                                         Amount   Market Value
                                                       ---------- ------------

 U.S. Treasury Note, 4.00%, 04/30/03.................. $3,156,000 $  3,144,658
                                                                  ------------
 TOTAL U.S. TREASURY NOTES
  (Cost $3,144,692)...................................               3,144,658
                                                                  ------------
 TOTAL INVESTMENTS
  (Cost $93,232,090)(a) (93.4%).......................              98,022,080
 Other assets in excess of liabilities (6.6%).........               6,885,179
                                                                  ------------
 TOTAL NET ASSETS (100.0%)............................            $104,907,259
                                                                  ============
-----
Percentages indicated are based on net assets of $104,907,259.
 Futures Contracts Purchased
                                                                   Unrealized
                                                       Contracts      Gain
                                                       ---------- ------------
 NASDAQ Future Contract expiring September 2001
  (Underlying face amount at value $13,846,950).......     75     $    311,725

-----
* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $10,378,489
      Unrealized depreciation......................................  (5,588,499)
                                                                    -----------
      Net unrealized appreciation.................................. $ 4,789,990
                                                                    ===========

ADR--American Depositary Receipt

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Automotive................................................................  0.3%
Biotechnology.............................................................  5.9%
Business Services.........................................................  4.9%
Computer Services.........................................................  2.4%
Computer Software......................................................... 24.5%
Computers.................................................................  9.3%
Containers & Packaging....................................................  0.3%
Electrical & Electronics..................................................  2.8%
Health Care...............................................................  0.8%
Media.....................................................................  4.6%
Pharmaceuticals...........................................................  3.1%
Retail & Wholesale........................................................  3.1%
Semiconductors............................................................ 16.3%
Telecommunications........................................................ 11.4%
Textiles & Apparel........................................................  0.7%
Other.....................................................................  9.6%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $93,232,090).......................  $  98,022,080
 Cash...........................................................      2,700,709
 Dividends and interest receivable..............................         21,683
 Unrealized appreciation on swap contracts......................      4,097,241
 Variation margin on futures contracts..........................        185,685
 Prepaid expenses...............................................          4,167
                                                                  -------------
 Total Assets...................................................    105,031,565
Liabilities:
 Advisory fees payable..........................................         59,869
 Management servicing fees payable..............................         11,974
 Administration fees payable....................................            735
 Administrative servicing fees payable..........................         27,939
 Distribution fees payable......................................         19,957
 Other accrued expenses.........................................          3,832
                                                                  -------------
 Total Liabilities..............................................        124,306
                                                                  -------------
Net Assets......................................................  $ 104,907,259
                                                                  =============
Net Assets consist of:
 Capital........................................................  $ 429,602,507
 Accumulated net investment loss................................       (725,613)
 Accumulated net realized losses on investments, futures
  contracts and swap contracts..................................   (333,168,591)
 Net unrealized appreciation on investments, futures contracts
  and swap contracts............................................      9,198,956
                                                                  -------------
Total Net Assets................................................  $ 104,907,259
                                                                  =============
 Shares of Beneficial Interest Outstanding......................     14,198,070
                                                                  =============
 Net Asset Value (offering and redemption price per share)......  $        7.39
                                                                  =============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.......................................................  $     117,309
 Dividends (net of foreign taxes of $228).......................         18,769
                                                                  -------------
 Total Income...................................................        136,078
Expenses:
 Advisory fees..................................................        353,902
 Management servicing fees......................................         70,781
 Administration fees............................................         26,676
 Administrative servicing fees..................................        158,454
 Distribution fees..............................................        117,967
 Custody fees...................................................         46,171
 Fund accounting fees...........................................         33,562
 Transfer agent fees............................................          5,654
 Other fees.....................................................         48,524
                                                                  -------------
 Total expenses.................................................        861,691
                                                                  -------------
Net Investment Loss.............................................       (725,613)
                                                                  -------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts.....................................................   (112,015,968)
 Net change in unrealized appreciation on investments, futures
  contracts and swap contracts..................................     35,742,129
                                                                  -------------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts..................................    (76,273,839)
                                                                  -------------
Decrease in Net Assets Resulting from Operations................  $ (76,999,452)
                                                                  =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Statements of Changes in Net Assets

                                                 For the           For the
                                             six months ended    year ended
                                              June 30, 2001   December 31, 2000
                                             ---------------- -----------------
                                               (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................  $    (725,613)    $  (1,370,391)
 Net realized losses on investments, futures
  contracts and swap contracts..............   (112,015,968)     (212,094,656)
 Net change in unrealized
  appreciation/(depreciation) on
  investments, futures contracts and swap
  contracts.................................     35,742,129       (42,505,317)
                                              -------------     -------------
 Net decrease in net assets resulting from
  operations................................    (76,999,452)     (255,970,364)
Distributions to Shareholders from:
 Net realized gains on investments and
  futures contracts.........................             --       (13,103,004)
 In excess of net realized gains on
  investments and futures contracts.........             --        (9,057,967)
                                              -------------     -------------
 Net decrease in net assets resulting from
  distributions.............................             --       (22,160,971)
Capital Transactions:
 Proceeds from shares issued................    137,174,378       584,167,480
 Dividends reinvested.......................             --        22,160,969
 Cost of shares redeemed....................    (70,765,545)     (280,596,823)
                                              -------------     -------------
 Net increase in net assets resulting from
  capital transactions......................     66,408,833       325,731,626
                                              -------------     -------------
 Total increase/(decrease) in net assets....    (10,590,619)       47,600,291
Net Assets:
 Beginning of period........................    115,497,878        67,897,587
                                              -------------     -------------
 End of period..............................  $ 104,907,259     $ 115,497,878
                                              =============     =============
Share Transactions:
 Shares issued..............................     13,980,549        10,524,638
 Shares reinvested..........................             --         1,300,526
 Shares redeemed............................     (7,260,973)       (5,303,886)
                                              -------------     -------------
 Net increase...............................      6,719,576         6,521,278
                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Financial Highlights

For a share of beneficial interest outstanding

                                                                 For the period from
                             For the              For the        October 19, 1999(a)
                         six months ended       year ended             through
                          June 30, 2001      December 31, 2000    December 31, 1999
                         ----------------    -----------------   -------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $      15.44        $      70.93          $     30.00
                           ------------        ------------          -----------
 Net investment loss....          (0.07)(b)           (0.40)(b)            (0.06)
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........          (7.98)             (51.29)               40.99
                           ------------        ------------          -----------
 Total income/(loss)
  from investment
  operations............          (8.05)             (51.69)               40.93
                           ------------        ------------          -----------
Distribution to
 Shareholders from:
 Net realized gain on
  investments and
  futures contracts.....             --               (2.25)                  --
 In excess of net
  realized gain on
  investments and
  futures contracts.....             --               (1.55)                  --
                           ------------        ------------          -----------
 Total distributions....             --               (3.80)                  --
                           ------------        ------------          -----------
Net Asset Value, End of
 Period.................   $       7.39        $      15.44          $     70.93
                           ============        ============          ===========
Total Return............         (52.14)%(c)         (73.37)%             136.43%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $104,907,259        $115,497,878          $67,897,587
Ratio of expenses to
 average net assets.....           1.83%(d)            1.65%                1.65%(d)
Ratio of net investment
 loss to average net
 assets.................          (1.54)%(d)          (0.79)%              (0.77)%(d)
Ratio of expenses to
 average net assets*....           1.83%(d)            1.65%                1.97%(d)
Portfolio turnover......            244%                683%                 101%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2001
(Unaudited)

 Common Stocks (80.9%)

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Aaron Rents, Inc. ......................................      2,491 $    42,347
Abercrombie & Fitch Co.--Class A*.......................      4,935     219,607
ABIOMED, Inc.*..........................................      1,081      25,490
ABM Industries, Inc. ...................................      2,209      82,285
Acacia Research Corp.*..................................      1,363      21,808
Actel Corp.*............................................      1,645      40,385
Actuate Corp.*..........................................      3,243      30,971
ACTV, Inc.*.............................................      3,055      10,173
Adelphia Business Solutions, Inc.*......................      2,867      11,755
Advanced Digital Information Corp.*.....................      3,102      53,665
Advanced Energy Industries, Inc.*.......................        846      34,914
Advanced Tissue Sciences, Inc.*.........................      5,029      25,145
AdvancePCS*.............................................      1,316      84,290
Advanta Corp.--Class A..................................      2,538      40,608
Advent Software, Inc.*..................................      1,598     101,473
ADVO, Inc.*.............................................      1,269      43,336
Aeroflex, Inc.*.........................................      3,102      32,571
Affiliated Managers Group, Inc.*........................      1,410      86,715
AGCO Corp. .............................................      3,525      32,254
AGL Resources, Inc......................................      5,734     136,182
Airborne, Inc...........................................      3,290      38,131
Airgas, Inc.*...........................................      4,747      56,489
AirGate PCS, Inc.*......................................        705      36,660
AirTran Holdings, Inc.*.................................      3,431      36,026
AK Steel Holding Corp...................................      5,217      65,421
Alaska Air Group, Inc.*.................................      1,880      54,332
Albany Molecular Research, Inc.*........................        940      35,729
Alberto-Culver Co. .....................................      1,974      82,987
Alexander & Baldwin, Inc. ..............................      3,713      95,609
Alexion Pharmaceuticals, Inc.*..........................        846      20,304
Alfa Corp. .............................................      4,183     103,320
Allen Telecom, Inc.*....................................      2,209      33,135
ALLETE, Inc. ...........................................      5,029     113,153
Alliant Techsystems, Inc.*..............................      1,034      92,956
Allied Capital Corp. ...................................      4,653     107,717
Allied Riser Communications Corp.*......................      5,922       3,139
Alpharma, Inc...........................................      1,551      42,265
American Eagle Outfitters, Inc.*........................      1,833      64,595
American Greetings Corp.--Class A.......................      3,901      42,911
American Italian Pasta Co.*.............................      1,598      74,147
American Superconductor Corp.*..........................      1,410      36,378
AmeriCredit Corp.*......................................      4,230     219,748
Amerisource Health Corp.--Class A*......................      2,820     155,946
Amylin Pharmaceuticals, Inc.*...........................      3,948      44,415
ANADIGICS, Inc.*........................................      2,115      48,645
Anaren Microwave, Inc.*.................................      1,269      25,380
Andover Bancorp, Inc. ..................................      2,773     139,342
Anixter International, Inc.*............................      1,316      40,401
AnnTaylor Stores Corp.*.................................      1,692      60,574
Aphton Corp.*...........................................      1,363      29,850
Applebee's International, Inc. .........................      2,752      55,068
Apria Healthcare Group, Inc.*...........................      2,350      67,798
AptarGroup, Inc. .......................................      2,350      76,211
Arch Chemicals, Inc. ...................................      2,303      50,274
Aremissoft Corp.*.......................................      1,222      19,796
ArthroCare Corp.*.......................................      1,269      33,184
Arthur J. Gallagher & Co................................      4,559     118,533
ArvinMeritor, Inc. .....................................      4,183      70,023
Aspen Technology, Inc.*.................................      1,786      43,221

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Astoria Financial Corp. ................................      2,162 $   118,910
Asyst Technologies, Inc.*...............................      2,209      29,822
Atlantic Coast Airlines Holdings, Inc.*.................      1,880      56,381
ATMI, Inc.*.............................................      1,692      50,760
Atwood Oceanics, Inc.*..................................      1,269      44,542
Aurora Biosciences Corp.*...............................      1,175      36,425
AVANT Immunotherapeutics, Inc.*.........................      3,572      20,182
Avant! Corp.*...........................................      2,350      31,255
Avid Technology, Inc.*..................................      2,115      33,206
Avigen, Inc.*...........................................      1,316      28,294
Aviron*.................................................      1,269      72,332
Avista Corp.............................................      3,149      62,917
AXT, Inc.*..............................................      1,222      32,627
Ball Corp. .............................................      1,410      67,060
Bally Total Fitness Holding Corp.*......................      1,880      55,667
BancorpSouth, Inc. .....................................      6,439     109,463
Barnes & Noble, Inc.*...................................      2,961     116,515
Barr Laboratories, Inc.*................................      1,175      82,732
BARRA, Inc.*............................................        987      38,641
Barrett Resources Corp.*................................      1,786     105,374
Bel Fuse, Inc.--Class B.................................        752      25,004
Benchmark Electronics, Inc.*............................      1,316      32,058
Bergen Brunswig Corp.--Class A..........................      7,426     142,728
Berry Petroleum Co.--Class A............................      3,431      49,750
Bethlehem Steel Corp.*..................................     11,844      23,925
Beverly Enterprises, Inc.*..............................      6,392      68,394
BindView Development Corp.*.............................      3,055       6,446
Bio-Technology General Corp.*...........................      4,136      54,182
Biosite Diagnostics, Inc.*..............................        940      42,112
Black BOX Corp.*........................................      1,175      79,148
Black Hills Corp........................................      2,209      88,868
BlackRock, Inc.*........................................      1,175      40,291
Blyth, Inc. ............................................      1,927      49,543
Bob Evans Farms, Inc....................................      3,713      66,834
Borders Group, Inc.*....................................      5,311     118,966
BorgWarner, Inc. .......................................      1,316      65,300
Borland Software Corp.*.................................      3,666      57,190
Boyds Collection Ltd.*..................................      4,418      54,872
Brady Corp.--Class A....................................      1,504      54,340
Brandywine Realty Trust.................................      2,867      64,364
Brightpoint, Inc.*......................................      4,935      14,312
Brooks Automation, Inc.*................................      1,081      49,834
BSB Bancorp, Inc. ......................................      5,875     135,419
C&D Technologies, Inc. .................................      1,316      40,796
C-COR.net Corp.*........................................      2,068      24,816
Cable Design Technologies Corp.*........................      2,820      45,571
Cabot Industrial Trust..................................      5,593     117,453
Cabot Microelectronics Corp.*...........................      1,316      81,592
California Water Service Group..........................      3,055      78,361
Callaway Golf Co. ......................................      4,794      75,745
Cambrex Corp. ..........................................      1,692      85,581
Camden Property Trust...................................      3,572     131,092
Capital Automotive Real Estate Investment Trust.........      7,567     136,206
Career Education Corp.*.................................      1,081      64,752
Caremark Rx, Inc.*......................................     11,938     196,379
Carlisle Companies, Inc. ...............................      1,692      59,000
Carpenter Technology Corp. .............................      1,786      52,312
Carter-Wallace, Inc. ...................................      1,786      34,559

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Cascade Natural Gas Corp. ..............................      3,995 $    85,094
Catellus Development Corp.*.............................      5,922     103,339
CBRL Group, Inc. .......................................      3,572      60,545
CCC Information Services Group, Inc.*...................      3,337      19,822
CEC Entertainment, Inc.*................................      1,927      95,097
Cell Genesys, Inc.*.....................................      2,021      41,431
Cell Therapeutics, Inc.*................................      1,598      44,169
Centex Corp. ...........................................      2,914     118,745
Cerner Corp.*...........................................      1,457      61,194
Cerus Corp.*............................................        611      44,340
Charles E. Smith Residential Realty, Inc. ..............      2,914     146,137
Charming Shoppes, Inc.*.................................      6,815      40,890
Chelsea Property Group, Inc. ...........................      3,572     167,526
Chemed Corp. ...........................................      1,692      61,149
Chemical Financial Corp. ...............................      2,914      85,963
Chesapeake Energy Corp.*................................      6,439      43,785
Chico's FAS, Inc.*......................................      1,175      34,956
Choice Hotels International, Inc.*......................      4,324      64,860
Church & Dwight, Inc. ..................................      3,290      83,731
Cirrus Logic, Inc.*.....................................      3,243      74,686
Citizens Banking Corp., Michigan........................      4,136     120,978
Claire's Stores, Inc. ..................................      2,209      42,766
Clarcor, Inc. ..........................................      2,726      73,193
Clarent Corp.*..........................................      1,786      16,413
Clayton Homes, Inc. ....................................      5,452      85,705
CNF, Inc. ..............................................      2,679      75,681
Coherent, Inc.*.........................................      1,457      52,700
Coinstar, Inc.*.........................................      2,068      46,013
Commerce Bancorp, Inc., New Jersey......................      2,209     154,850
Commercial Federal Corp. ...............................      3,619      83,599
Commercial Metals Co. ..................................      2,350      75,271
Computer Network Technology Corp.*......................      1,786      18,949
Concord Camera Corp.*...................................      1,833      10,815
Concurrent Computer Corp.*..............................      4,042      28,294
Conectiv, Inc. .........................................      5,734     123,853
CONMED Corp.*...........................................      2,162      56,320
Copart, Inc.*...........................................      2,632      76,986
Corixa Corp.*...........................................      2,303      39,312
Corn Products International, Inc. ......................      2,820      90,240
Cornerstone Realty Income Trust, Inc. ..................     12,361     143,388
Corporate Executive Board Co.*..........................      1,128      47,376
Corrections Corp. of America *..........................      1,974      31,485
Cost Plus, Inc.*........................................      1,316      39,480
CoStar Group, Inc.*.....................................      1,034      27,194
Covance, Inc.*..........................................      3,713      84,099
Covansys Corp.*.........................................      1,880      21,244
Covanta Energy Corp.*...................................      3,619      66,807
Coventry Health Care, Inc.*.............................      3,525      71,205
Crawford & Co.--Class B.................................      4,606      82,908
Crompton Corp. .........................................      6,392      69,673
CT Communications, Inc. ................................      2,068      38,382
CTC Communications Group, Inc.*.........................      1,504       4,602
CTS Corp. ..............................................      1,880      38,540
Cubist Pharmaceuticals, Inc.*...........................      1,645      62,510
Cullen/Frost Bankers, Inc. .............................      3,008     101,821
Cummins Engine Co. .....................................      2,256      87,307
Cumulus Media, Inc.*....................................      4,089      55,529
CuraGen Corp.*..........................................      1,504      54,746

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

CV Therapeutics, Inc.*..................................        940 $    53,580
Cygnus, Inc.*...........................................      3,572      36,613
Cymer, Inc.*............................................      1,833      46,357
Cytec Industries, Inc.*.................................      2,444      92,872
CYTOGEN Corp.*..........................................      4,982      26,903
D.R. Horton, Inc. ......................................      3,384      76,817
Dal-Tile International, Inc.*...........................      4,512      83,698
Datascope Corp. ........................................      1,551      71,486
Datastream Systems, Inc.*...............................      2,397      18,073
DaVita, Inc.*...........................................      3,713      75,485
DDi Corp.*..............................................        799      15,980
Dean Foods Co. .........................................      2,068      83,134
Del Monte Foods Co.*....................................      4,747      39,780
Delphi Financial Group, Inc.--Class A...................      1,504      57,904
Delta & Pine Land Co. ..................................      2,773      54,489
Dendrite International, Inc.*...........................      2,115      15,863
Developers Diversified Realty Corp. ....................      8,037     147,720
Diagnostic Products Corp. ..............................      2,068      68,658
Dial Corp. .............................................      4,794      68,315
DiamondCluster International, Inc.--Class A*............      1,269      16,154
Digene Corp.*...........................................        752      30,682
Digital Island, Inc.*...................................      5,593      19,128
Dillard's, Inc.--Class A................................      6,110      93,300
Dionex Corp.*...........................................      1,739      57,822
Direct Focus, Inc.* ....................................      1,128      53,580
Documentum, Inc.* ......................................      1,833      23,682
Dole Food Co., Inc. ....................................      2,961      56,407
Dollar Thrifty Automotive Group, Inc.* .................      2,162      51,888
Donaldson Co., Inc. ....................................      2,867      89,308
Duane Reade, Inc.* .....................................      1,222      39,715
Earthgrains Co. ........................................      3,384      87,984
Eastgroup Properties, Inc. .............................      4,747     107,282
Eaton Vance Corp. ......................................      3,760     130,848
Eclipsys Corp.*.........................................      2,256      63,394
Education Management Corp.*.............................      1,175      47,059
Edwards Lifesciences Corp.*.............................      3,243      85,485
EGL, Inc.*..............................................      1,645      28,722
El Paso Electric Co.*...................................      5,546      88,681
Elantec Semiconductor, Inc.*............................      1,222      41,291
Electroglas, Inc.*......................................      2,162      38,267
eLoyalty Corp.*.........................................      3,149       3,149
EMCORE Corp.*...........................................      1,457      44,803
Emisphere Technologies, Inc.*...........................      1,081      31,425
Empire District Electric Co. ...........................      3,149      65,153
Encompass Services Corp.* ..............................      5,217      46,692
Energen Corp. ..........................................      2,538      70,049
Energy Conversion Devices, Inc.* .......................      1,128      31,584
EntreMed, Inc.*.........................................      1,222      19,552
Enzo Biochem, Inc.* ....................................      1,363      46,751
Enzon, Inc.* ...........................................      2,256     140,999
ePresence, Inc.*........................................      3,760      15,491
eSPEED, Inc.--Class A*..................................        799      17,578
Essex Property Trust, Inc. .............................      2,632     130,416
Ethan Allen Interiors, Inc. ............................      2,444      79,430
Exar Corp.*.............................................      2,350      46,436
Extended Stay America, Inc.*............................      4,653      69,795
F&M National Corp. .....................................      1,786      71,440
F.Y.I., Inc.* ..........................................      1,269      52,029

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

F5 Networks, Inc.*......................................      1,504 $    26,425
Factory 2-U Stores, Inc.*...............................        893      26,210
FactSet Research Systems, Inc. .........................      1,504      53,693
Fair, Isaac & Co., Inc. ................................      1,316      81,355
Federal Signal Corp. ...................................      3,713      87,144
Federal-Mogul Corp. ....................................      6,533      11,041
FEI Co.*................................................        987      40,467
Ferro Corp. ............................................      3,008      65,604
Fidelity National Financial, Inc. ......................      3,008      73,907
Filenet Corp.*..........................................      2,162      31,998
First American Financial Corp. .........................      3,290      62,313
First Commonwealth Financial Corp. .....................      6,862     102,930
First Merchants Corp. ..................................      3,337      79,854
First Sentinel Bancorp, Inc. ...........................      6,956      94,393
Fisher Scientific International, Inc.*..................      2,444      70,876
Fleetwood Enterprises, Inc. ............................      3,525      49,632
Fleming Companies, Inc. ................................      3,525     125,843
Florida Rock Industries, Inc. ..........................      1,833      85,968
Flowserve Corp.*........................................      2,867      88,160
Footstar, Inc.*.........................................      1,222      42,037
Forest City Enterprises--Class A........................      1,551      85,305
Forest Oil Corp.*.......................................      1,645      46,060
Forrester Research, Inc.*...............................        658      14,864
Foster Wheeler Ltd. ....................................      3,102      28,073
Freeport-McMoran Copper & Gold, Inc.--Class B*..........      7,755      85,693
Friedman, Billings, Ramsey Group, Inc.*.................      3,854      26,978
Frontier Airlines, Inc.*................................      1,551      19,000
Frontline Capital Group*................................      1,880       2,820
FSI International, Inc.*................................      3,008      37,901
FuelCell Energy, Inc.*..................................      1,034      23,875
Fulton Financial Corp. .................................      4,747      97,124
Furniture Brands International, Inc.*...................      3,055      85,540
G & K Services, Inc. ...................................      1,833      49,308
Gartner Group, Inc.*....................................      5,640      62,040
Gaylord Entertainment Co.*..............................      2,491      71,741
Gene Logic, Inc.*.......................................      1,645      35,861
General Cable Corp. ....................................      2,350      43,593
General Semiconductor, Inc.*............................      3,525      36,872
Genesco, Inc.*..........................................      1,316      44,218
GenRad, Inc.*...........................................      2,773      16,638
Georgia Gulf Corp. .....................................      2,538      39,339
Geron Corp.*............................................      1,457      20,398
Glenayre Technologies, Inc.*............................      5,452       6,979
GoTo.com, Inc.*.........................................      2,303      44,793
Great Lakes Chemical Corp. .............................      2,303      71,048
Greater Bay Bancorp.....................................      2,867      71,618
Greif Brothers Corp.--Class A...........................      1,927      58,484
Grey Wolf, Inc.*........................................     10,293      41,172
GTECH Holdings Corp.*...................................      3,055     108,482
Guilford Pharmaceuticals, Inc.*.........................      1,927      65,518
Guitar Center, Inc.*....................................      2,350      49,656
HA-LO Industries, Inc.*.................................      9,118       3,647
Haemonetics Corp.*......................................      2,162      65,941
Hain Celestial Group, Inc.*.............................      1,974      43,428
Harland (John H.) Co. ..................................      3,807      88,703
Harleysville National Corp. ............................      2,256     104,340
Harman International Industries, Inc. ..................      2,115      80,560

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Harsco Corp. ...........................................      3,055 $    82,882
HCC Insurance Holdings, Inc. ...........................      2,303      56,424
Health Care Property Investors, Inc. ...................      4,183     143,895
Health Care REIT, Inc. .................................      6,298     149,578
Health Net, Inc.*.......................................      5,170      89,958
Heidrick & Struggles International, Inc.*...............      1,269      25,799
Helix Technology Corp. .................................      1,692      51,572
Henry Schein, Inc.*.....................................      1,316      52,719
Herbalife International, Inc.--Class A*.................      5,640      56,344
HNC Software, Inc.*.....................................      1,974      38,493
Home Properties of New York, Inc. ......................      3,572     107,517
HON Industries, Inc. ...................................      3,008      72,854
Hooper Holmes, Inc. ....................................      4,277      43,839
Horace Mann Educators Corp. ............................      3,854      83,054
Hospitality Properties Trust............................      5,311     151,364
Hot Topic, Inc.*........................................      1,128      35,081
Hotel Reservations Network, Inc.--Class A*..............        517      24,056
Houghton Mifflin Co. ...................................      1,457      87,318
HS Resources, Inc.*.....................................      1,034      67,003
Hudson River Bancorp, Inc. .............................      5,123      92,726
Hudson United Bancorp...................................      4,371     111,461
Humana, Inc.*...........................................      8,977      88,423
Hutchinson Technology, Inc.*............................      2,115      40,291
Hyperion Solutions Corp.*...............................      2,303      34,545
IDACORP, Inc. ..........................................      3,384     118,034
Identix, Inc.*..........................................      2,585      16,156
IDEX Corp. .............................................      2,397      81,498
IDEXX Laboratories, Inc.*...............................      2,491      77,843
IDT Corp.*..............................................      1,598      21,573
IGEN International, Inc.*...............................      1,222      31,772
IKON Office Solutions, Inc. ............................     12,079     118,373
Illuminet Holdings, Inc.*...............................      1,551      48,779
Imation Corp.*..........................................      2,726      68,696
ImmunoGen, Inc.*........................................      2,068      41,360
Immunomedics, Inc.*.....................................      1,974      42,244
IMPATH, Inc.*...........................................        799      35,396
Independence Community Bank Corp. ......................      6,063     119,684
IndyMac Bancorp, Inc.*..................................      4,042     108,326
Informatica Corp.*......................................      3,008      52,219
Ingles Markets, Inc.--Class A...........................      6,016      73,997
Inhale Therapeutic Systems, Inc.*.......................      1,974      45,402
InnKeepers USA Trust....................................     10,246     122,747
Input/Output, Inc.*.....................................      3,337      42,380
Insight Communications Co., Inc.*.......................      2,538      63,450
Insight Enterprises, Inc.*..............................      1,974      48,363
Insituform Technologies, Inc.--Class A*.................      1,457      53,181
Integrated Silicon Solution, Inc.*......................      1,739      24,172
Inter-Tel, Inc. ........................................      2,538      30,228
Interactive Data Corp.*.................................      5,640      50,760
Interactive Intelligence, Inc.*.........................        564       6,204
Interdigital Communications Corp.*......................      3,243      42,970
Interface, Inc. ........................................      4,089      30,668
Intergraph Corp.*.......................................      5,123      78,894
Interliant, Inc.*.......................................      4,418       2,430
Interlogix, Inc.*.......................................      1,551      56,612
Intermedia Communications, Inc.*........................      3,196      47,620

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

International Bancshares Corp. .........................      2,460 $   103,320
InterTAN, Inc.*.........................................      2,209      30,926
Intertrust Technologies Corp.*..........................      5,029       6,035
InterVoice-Brite, Inc.*.................................      2,867      31,537
Interwoven, Inc.*.......................................      3,948      66,721
IntraNet Solutions, Inc.*...............................      1,081      41,132
Invacare Corp. .........................................      1,786      68,993
Investment Technology Group, Inc.*......................      1,551      78,000
Investors Financial Services Corp. .....................      1,739     116,513
Invitrogen Corp.*.......................................      1,786     128,234
Iomega Corp.*...........................................     16,873      40,326
Ionics, Inc.*...........................................      1,739      54,779
ISIS Pharmaceuticals, Inc.*.............................      3,478      43,092
ITC Deltacom, Inc.*.....................................      4,042      16,168
Ivex Packaging Corp.*...................................      2,914      55,366
J.D. Edwards & Co.*.....................................      3,196      45,191
Jack in the Box, Inc.*..................................      2,773      72,375
Jacobs Engineering Group, Inc.*.........................      1,739     113,435
Jefferies Group, Inc. ..................................      2,162      70,049
JLG Industries, Inc. ...................................      3,337      41,212
John Nuveen Co.--Class A................................      1,222      69,226
John Wiley & Sons, Inc.--Class A........................      2,726      64,470
Journal Register Co.*...................................      3,478      55,996
K-V Pharmaceutical Co.--Class B*........................      1,316      44,086
Kana Software, Inc.*....................................      4,195       8,557
Kaydon Corp. ...........................................      2,632      67,511
KB Home.................................................      2,726      82,243
Keithley Instruments, Inc. .............................        470      10,011
Kellwood Co. ...........................................      2,256      52,114
Kennametal, Inc. .......................................      2,350      86,715
Key Energy Group*.......................................      6,768      73,365
Kilroy Realty Corp. ....................................      3,196      93,004
Kimball International, Inc.--Class B....................      3,619      65,504
Kirby Corp.*............................................      2,538      62,562
Kronos, Inc.*...........................................      1,175      48,116
Kulicke & Soffa Industries, Inc.*.......................      3,431      58,876
La Quinta Properties, Inc.*.............................     12,643      65,491
La-Z-Boy, Inc. .........................................      3,525      65,213
Laboratory Corp. of America Holdings*...................      1,598     122,886
LaBranche & Co., Inc.*..................................      1,927      55,883
Laclede Gas Co. ........................................      5,029     127,736
Lancaster Colony Corp. .................................      2,021      66,653
Landstar System, Inc.*..................................        846      57,545
Leap Wireless International, Inc.*......................      1,645      49,844
Lear Corp.*.............................................      3,760     131,225
Learning Tree International, Inc.*......................        611      14,029
Lee Enterprises, Inc. ..................................      3,619     119,427
Legato Systems, Inc.*...................................      4,935      78,713
Lennar Corp. ...........................................      2,820     117,594
Leucadia National Corp. ................................      2,914      94,559
LifePoint Hospitals, Inc.*..............................      1,786      79,084
Ligand Pharmaceuticals, Inc.--Class B*..................      3,760      42,488
LightPath Technologies, Inc.--Class A*..................      1,034       9,203
Lincare Holdings, Inc.*.................................      3,760     112,838
Lincoln Electric Holdings, Inc. ........................      2,914      74,307
Linens 'n Things, Inc.*.................................      2,303      62,918
Littelfuse, Inc.*.......................................      1,645      44,070

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

LNR Property Corp. .....................................      2,303 $    80,605
Lone Star Technologies, Inc.*...........................      1,504      54,445
Longs Drug Stores Corp. ................................      1,880      40,514
Longview Fibre Co. .....................................      4,606      56,746
Louis Dreyfus Natural Gas Corp.*........................      1,457      50,776
Louisiana-Pacific Corp. ................................      7,003      82,145
LTX Corp.*..............................................      3,149      80,488
Lubrizol Corp. .........................................      3,008      93,397
Madison Gas & Electric Co. .............................      4,418     122,820
Manitowoc Co. ..........................................      1,880      55,460
Manor Care, Inc.*.......................................      4,512     143,256
Manugistics Group, Inc.*................................      2,726      68,423
MapInfo Corp.*..........................................      1,081      23,782
Martek Biosciences Corp.*...............................      1,504      42,864
MascoTech, Inc.*(a).....................................      1,386           0
Matrix Pharmaceutical, Inc.*............................      2,068      21,569
Maverick Tube Corp.*....................................      1,692      28,679
Maxtor Corp.*...........................................      4,794      25,169
MDU Resources Group, Inc. ..............................      4,747     150,194
Media General, Inc.--Class A............................      1,222      56,212
Mediacom Communications Corp.*..........................      2,021      28,294
Medicis Pharmaceutical Corp.*...........................      1,692      89,676
MEMC Electronic Materials, Inc.*........................      2,679      20,494
Mentor Graphics Corp.*..................................      3,760      65,800
Mercator Software, Inc.*................................      1,927       4,798
Mercury Computer Systems, Inc.*.........................      1,363      60,108
Meredith Corp. .........................................      2,115      75,738
MeriStar Hospitality Corp. .............................      4,136      98,230
Methode Electronics, Inc.--Class A......................      2,256      19,402
Metris Cos., Inc. ......................................      3,525     118,828
Metromedia International Group, Inc.*...................      8,225      27,060
Mettler Toledo International, Inc.*.....................      2,350     101,637
MGI Pharma, Inc.*.......................................      1,410      17,625
Michaels Stores, Inc.*..................................      1,739      71,299
Micros Systems, Inc.*...................................      1,551      34,122
Microsemi Corp.*........................................        705      50,055
Microvision, Inc.*......................................        987      17,282
Mid Atlantic Medical Services, Inc.*....................      2,350      42,136
Mid-State Bancshares....................................      4,418      80,584
Midas, Inc. ............................................      2,585      32,571
Midway Games, Inc.*.....................................      3,337      61,735
Milacron, Inc. .........................................      3,196      50,081
Millennium Chemicals, Inc. .............................      4,371      65,784
Minerals Technologies, Inc. ............................      1,504      64,552
MIPS Technologies, Inc.--Class A*.......................      2,303      39,842
Mitchell Energy & Development Corp.--Class A............      1,363      63,039
Modine Manufacturing Co. ...............................      2,350      64,813
Modis Professional Services, Inc.*......................      6,721      46,375
Mohawk Industries, Inc.*................................      2,162      76,102
Molecular Devices Corp.*................................        893      17,905
Mpower Holding Corp.*...................................      3,290       3,126
MRV Communications, Inc.*...............................      3,478      32,519
Mueller Industries, Inc.*...............................      2,350      77,339
Multex.com, Inc.*.......................................      1,316      21,385
Myriad Genetics, Inc.*..................................      1,081      68,449
National Data Corp. ....................................      1,880      60,912
NBTY, Inc.*.............................................      4,794      59,637
NCO Group, Inc.*........................................      1,222      37,796

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Neiman Marcus Group, Inc.--Class A*.....................      2,021 $    62,651
Neose Technologies, Inc.*...............................        893      40,185
Netegrity, Inc.*........................................      1,551      46,530
NetIQ Corp.*............................................      1,504      47,060
Netro Corp.*............................................      2,397      10,163
Neurocrine Biosciences, Inc.*...........................      1,457      58,265
Neurogen Corp.*.........................................      1,316      30,202
Newpark Resources, Inc.*................................      7,379      81,907
Newport News Shipbuilding...............................      2,115     129,543
NextCard, Inc.*.........................................      3,102      34,277
NMS Communications Corp.*...............................      2,444      17,108
Nordson Corp............................................      2,256      52,587
North Pittsburgh Systems, Inc...........................      3,760      60,122
Northwestern Corp. .....................................      4,136      92,646
Noven Pharmaceuticals, Inc.*............................      1,081      42,375
Novoste Corp.*..........................................        987      25,169
NPS Pharmaceuticals, Inc.*..............................      1,269      51,014
NTELOS, Inc.*...........................................      1,457      43,797
Nucentrix Broadband Networks, Inc.*.....................      1,880      14,570
NUI Corp. ..............................................      2,820      65,086
NVR, Inc.*..............................................        470      69,560
NYFIX, Inc.*............................................      1,504      48,053
O'Reilly Automotive, Inc.*..............................      2,350      67,445
Oak Technology, Inc.*...................................      3,384      35,837
OceanFirst Financial Corp. .............................      3,525      91,439
OfficeMax, Inc.*........................................      9,212      33,992
Ohio Casualty Corp. ....................................      5,875      76,081
Olin Corp...............................................      2,914      49,509
OM Group, Inc...........................................      1,598      89,888
Omega Financial Corp....................................      2,820      90,776
Omnicare, Inc...........................................      4,653      93,991
On Assignment, Inc.*....................................      1,786      32,148
ONEOK, Inc. ............................................      4,230      83,331
ONYX Software Corp.*....................................      1,457      11,656
Orbital Sciences Corp.*.................................      3,666      14,224
Organogenesis, Inc.*....................................      2,632      19,477
Orthodontic Centers of America, Inc.*...................      2,350      71,440
Oshkosh Truck Corp......................................      1,269      56,153
OSI Pharmaceuticals, Inc.*..............................      1,504      79,095
Otter Tail Power Co. ...................................      3,525      97,819
P-Com, Inc.*............................................      6,345       3,490
Pacific Sunwear of California, Inc.*....................      1,880      42,168
Packeteer, Inc.*........................................      1,363      17,078
Pactiv Corp.*...........................................      9,024     120,922
Papa John's International, Inc.*........................      1,786      45,275
PAREXEL International Corp.*............................      2,068      40,326
Park Electrochemical Corp...............................        987      26,057
Parker Drilling Co.*....................................      6,815      44,298
ParkerVision, Inc.*.....................................        705      18,436
Patterson-UTI Energy, Inc.*.............................      3,760      67,191
Paxar Corp.*............................................      4,136      59,558
Paxson Communications Corp.*............................      2,961      39,974
Payless ShoeSource, Inc.*...............................      1,128      72,982
Pegasus Systems, Inc.*..................................      2,068      23,885
Pennzoil-Quaker State Co. ..............................      7,567      84,750
Penton Media, Inc.......................................      1,363      23,853
Per-Se Technologies, Inc.*..............................      3,572      29,112
Performance Food Group Co.*.............................      1,880      56,832
Pericom Semiconductor Corp.*............................      1,410      22,165

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Perot Systems Corp.--Class A*...........................      3,666 $    66,355
Perrigo Co.*............................................      5,640      94,132
Petsmart, Inc.*.........................................      9,635      67,927
Pharmaceutical Product Development, Inc.* ..............      1,974      60,227
Pharmacopeia, Inc.*.....................................      1,457      34,968
Pharmacyclics, Inc.*....................................      1,175      39,833
Phoenix Technologies Ltd.*..............................      2,303      33,624
Photon Dynamics, Inc.*..................................        987      26,649
Photronics, Inc.*.......................................      1,739      44,623
Pier 1 Imports, Inc.....................................      5,734      65,941
Pinnacle Systems, Inc.*.................................      3,619      21,895
Pioneer Natural Resources Co.*..........................      6,063     103,374
Pioneer Standard Electronics, Inc. .....................      2,820      36,096
Pittston Brink's Group..................................      3,713      82,763
Plantronics, Inc.*......................................      2,726      63,106
Playboy Enterprises, Inc.--Class B*.....................      3,196      50,017
Plexus Corp.*...........................................      2,256      74,448
PMA Capital Corp.--Class A..............................      3,619      65,323
Pogo Producing Co. .....................................      2,679      64,296
Polaris Industries, Inc.................................      1,786      81,798
Polaroid Corp. .........................................      5,264      13,686
Polo Ralph Lauren Corp.*................................      3,196      82,457
PolyMedica Corp.*.......................................        658      26,649
PolyOne Corp............................................      6,110      63,605
Potlatch Corp. .........................................      2,679      92,184
Power Integrations, Inc.*...............................      1,880      29,328
Pre-Paid Legal Services, Inc.*..........................      1,551      34,122
Precision Castparts Corp. ..............................      2,914     109,041
Prentiss Properties Trust...............................      4,183     110,013
Presstek, Inc.*.........................................      2,679      32,148
PRI Automation, Inc.*...................................      1,504      27,862
Price Communications Corp.*.............................      3,760      75,913
Prime Hospitality Corp.*................................      4,183      49,569
Priority Healthcare Corp.--Class B*.....................      1,175      33,229
ProBusiness Services, Inc.*.............................      1,034      27,453
Profit Recovery Group International, Inc.*..............      3,619      41,474
Progress Software Corp.*................................      2,867      46,445
Promistar Financial Corp................................      4,559     109,416
Province Healthcare Co.*................................      1,551      54,735
Proxim, Inc.*...........................................      1,551      21,869
PS Business Parks, Inc..................................      3,478      97,384
PSS World Medical, Inc.*................................      5,170      33,243
Public Service Co. of New Mexico........................      3,196     102,592
Pulitzer, Inc...........................................      1,175      62,040
Pulte Corp..............................................      1,927      82,148
Puma Technology, Inc.*..................................      2,444       7,332
PurchasePro.com, Inc.*..................................      1,175       1,739
Pure Resources, Inc.*...................................      2,867      51,606
Quiksilver, Inc.*.......................................      1,363      34,075
R.H. Donnelley Corp.*...................................      2,726      87,232
Radiant Systems, Inc.*..................................      1,222      19,699
RadiSys Corp.*..........................................      1,081      24,701
Raymond James Financial Corp. ..........................      2,632      80,539
Rayonier, Inc. .........................................      1,974      91,692
Rayovac Corp.*..........................................      2,303      49,054
Reckson Associates Realty Corp. ........................      4,653     107,019
Reebok International Ltd.*..............................      2,585      82,590

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Regeneron Pharmaceuticals, Inc.*........................      1,081 $    37,457
Regis Corp. ............................................      3,196      67,084
RehabCare Group, Inc.*..................................        705      33,981
REMEC, Inc.*............................................      2,585      32,054
Remedy Corp.*...........................................      1,739      60,517
Renaissance Learning, Inc.*.............................        564      28,533
Renal Care Group, Inc.*.................................      2,726      89,658
Rent-A-Center, Inc.*....................................        987      51,916
Republic Bancorp, Inc. .................................      6,063      84,276
ResMed, Inc.*...........................................      1,833      92,658
Respironics, Inc.*......................................      2,162      64,341
Retek, Inc.*............................................      2,679     128,432
Richmond County Financial Corp..........................      3,102     116,387
Rogers Corp.*...........................................      1,316      34,874
Rollins, Inc............................................      2,538      50,532
Roper Industries, Inc. .................................      2,115      88,301
Roslyn Bancorp, Inc.....................................      3,525      92,708
Ruby Tuesday, Inc. .....................................      4,700      80,370
Ruddick Corp. ..........................................      3,619      61,342
Rural Cellular Corp.--Class A*..........................        799      36,195
Russell Corp. ..........................................      2,867      48,710
Ryder System, Inc. .....................................      3,337      65,405
Salem Communications Corp.--Class A*....................      2,538      55,531
SangStat Medical Corp.*.................................      2,068      33,874
SBA Communications Corp.*...............................      1,457      36,061
SBS Technologies, Inc.*.................................        846      16,006
Scholastic Corp.*.......................................      1,833      82,485
Schulman (A.) Inc. .....................................      4,465      60,278
SCM Microsystems, Inc.*.................................      1,128      11,731
SeaChange International, Inc.*..........................      1,222      22,033
Seacoast Financial Services Corp. ......................      7,191     116,854
SEACOR SMIT, Inc.*......................................      1,269      59,313
Secure Computing Corp.*.................................      2,162      33,965
Security Capital Group, Inc.*...........................      2,820      60,348
SEMCO Energy, Inc. .....................................      5,217      78,255
Sensient Technologies Corp. ............................      3,619      74,262
Sensormatic Electronics Corp.*..........................      4,418      75,106
SERENA Software, Inc.*..................................        940      34,160
Service Corporation International*......................     16,121     102,529
Shaw Group, Inc.*.......................................      1,739      69,734
SICOR, Inc.*............................................      3,290      75,999
Sierra Pacific Resources................................      6,392     102,208
Silicon Graphics, Inc.*.................................     13,113      18,227
Silicon Valley Bancshares*..............................      2,585      56,870
Sinclair Broadcast Group--Class A*......................      3,713      38,244
SIPEX Corp.*............................................      1,692      25,532
Sirius Satellite Radio, Inc.*...........................      2,162      26,355
Skechers U.S.A., Inc.*..................................        940      27,476
Sky Financial Group, Inc. ..............................      5,875     111,214
SkyWest, Inc. ..........................................      2,632      73,695
SL Green Realty Corp. ..................................      3,572     108,267
Smithfield Foods, Inc.*.................................      3,478     140,162
Snap-on, Inc. ..........................................      3,196      77,215
Solutia, Inc. ..........................................      5,499      70,112
Sonic Corp.*............................................      2,303      73,074
SONICblue, Inc.*........................................      6,486      21,404
SonicWALL, Inc.*........................................      1,786      45,025
Sorrento Networks Corp.*................................        846      10,135

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Sotheby's Holdings, Inc.--Class A*......................      2,397 $    38,664
Southern Peru Copper Corp. .............................      4,230      52,241
Southern Union Co.*.....................................      2,961      60,404
Southwest Bancorp of Texas, Inc.*.......................      2,068      62,474
Southwest Gas Corp. ....................................      3,525      83,472
Spanish Broadcasting System, Inc.*......................      3,901      32,027
SpeedFam-IPEC, Inc.*....................................      2,585       8,246
Spherion Corp.*.........................................      4,324      38,700
St. Mary Land & Exploration Co. ........................      1,833      42,819
StanCorp Financial Group, Inc. .........................      1,692      80,184
Standard Pacific Corp. .................................      1,363      31,553
Station Casinos, Inc.*..................................      2,961      47,376
Steel Dynamics, Inc.*...................................      3,666      45,825
STERIS Corp.*...........................................      4,324      86,696
Sterling Bancshares, Inc. ..............................      3,196      61,299
Stewart & Stevenson Services, Inc. .....................      1,880      62,040
Stillwater Mining Co.*..................................      2,209      64,613
Stone Energy Corp.*.....................................      1,269      56,217
Storage Technology Corp.*...............................      6,298      86,661
Structural Dynamics Research Corp.*.....................      2,820      69,090
Suiza Foods Corp.*......................................      1,739      92,341
Sun Communities, Inc. ..................................      3,478     122,947
SuperGen, Inc.*.........................................      2,021      29,769
Superior Industries International, Inc. ................      1,786      68,404
Susquehanna Bancshares, Inc. ...........................      5,170     105,210
Swift Energy Co.*.......................................      1,175      35,403
Swift Transportation Co., Inc.*.........................      3,149      60,650
Symmetricom, Inc.*......................................      1,739      25,459
Symyx Technologies, Inc.*...............................      1,457      38,305
Syncor International Corp.*.............................      1,269      39,339
Syntroleum Corp.*.......................................      2,867      26,061
Systems & Computer Technology Corp.*....................      2,867      25,946
Take-Two Interactive Software, Inc.*....................      2,444      45,336
Technitrol, Inc. .......................................      1,410      36,660
Teledyne Technologies, Inc.*............................      1,739      26,433
Teleflex, Inc. .........................................      2,021      88,924
Tennant Co. ............................................      1,504      60,160
Terex Corp.*............................................      2,209      46,831
Terremark Worldwide, Inc.*..............................     12,878      19,446
Tetra Tech, Inc.*.......................................      2,303      62,641
Texas Biotechnology Corp.*..............................      3,102      25,995
Texas Industries, Inc. .................................      1,786      61,421
Texas Regional Bancshares, Inc.--Class A................      2,443      98,428
The Cheesecake Factory*.................................      2,601      73,608
The Men's Wearhouse, Inc.*..............................      2,162      59,671
The Scotts Company--Class A*............................      1,175      48,704
THQ, Inc.*..............................................      1,410      84,078
Three-Five Systems, Inc.*...............................      1,316      23,662
Timberland Co.--Class A*................................        893      35,282
Timken Co. .............................................      4,465      75,637
Titan Pharmaceuticals, Inc.*............................      1,410      42,314
Tollgrade Communications, Inc.*.........................        752      21,432
Tom Brown, Inc.*........................................      2,115      50,760
Too, Inc.*..............................................      2,256      61,814
Tower Automotive, Inc.*.................................      3,901      39,985
Transaction Systems Architects, Inc.*...................      2,585      40,068
Transkaryotic Therapies, Inc.*..........................      1,410      41,525

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

TransMontaigne, Inc.*...................................      8,225 $    47,705
Travelocity.com, Inc.*..................................      1,175      36,073
Tredegar Corp. .........................................      2,585      49,503
Triad Hospitals, Inc.*..................................      3,901     114,962
Triangle Pharmaceuticals, Inc.*.........................      3,384      15,837
Trico Marine Services, Inc.*............................      1,692      18,003
Tricord Systems, Inc.*..................................      1,316       3,566
Trimble Navigation Ltd.*................................      1,786      34,809
Trimeris, Inc.*.........................................        987      49,419
Trinity Industries, Inc. ...............................      3,149      64,555
Tupperware Corp. .......................................      4,230      99,108
Tweeter Home Entertainment Group, Inc.*.................      1,222      43,137
U.S. Industries, Inc. ..................................      5,217      21,390
UCAR International, Inc.*...............................      3,713      44,370
UICI*...................................................      3,713      47,341
Ultratech Stepper, Inc.*................................      1,316      33,755
Unifi, Inc.*............................................      4,888      41,548
Unisource Energy Corp. .................................      4,042      92,845
United Bankshares, Inc. ................................      3,572      95,730
United Dominion Realty Trust, Inc. .....................     11,750     168,612
United Rentals, Inc.*...................................      1,927      50,006
United Stationers, Inc.*................................      2,162      68,233
United Television, Inc. ................................        658      82,908
Universal Corp. ........................................      2,256      89,473
Unova, Inc.*............................................      6,956      47,857
US Oncology, Inc.*......................................      4,982      44,290
USFreightways Corp. ....................................      1,927      56,847
Valence Technology, Inc.*...............................      2,538      16,319
Valspar Corp. ..........................................      2,068      73,414
ValueVision International, Inc.--Class A*...............      2,350      51,113
Varian Medical Systems, Inc.*...........................      1,833     131,060
Varian Semiconductor Equipment Associates, Inc.*........      2,021      84,881
Varian, Inc.*...........................................      1,927      62,242
Veeco Instruments, Inc.*................................      1,410      56,048
Venator Group, Inc.*....................................      7,943     121,527
Ventana Medical Systems, Inc.*..........................      1,081      34,052
Veritas DGC, Inc.*......................................      1,692      46,953
Verity, Inc.*...........................................      1,833      36,568
Viant Corp.*............................................      4,559       8,525
ViaSat, Inc.*...........................................      1,410      33,671
Viasystems Group, Inc.*.................................      2,961       8,913
Vical, Inc.*............................................      1,692      23,654
Vicor Corp.*............................................      1,363      22,217
Viewpoint Corp.*........................................      2,585      21,973
Vintage Petroleum, Inc. ................................      3,243      60,644
VISX, Inc.*.............................................      3,337      64,571
Wabash National Corp. ..................................      3,713      44,927
Wackenhut Corp.--Class A*...............................      3,102      53,510
Wallace Computer Services, Inc. ........................      3,008      49,752
Walter Industries, Inc. ................................      3,901      46,422
Warnaco Group, Inc.*....................................        666          38
Washington Real Estate Investment Trust.................      5,687     134,441
Wausau-Mosinee Paper Corp. .............................      5,029      64,824
Wave Systems Corp.--Class A*............................      3,290      17,667
WD-40 Co. ..............................................      3,525      92,002

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

 Webster Financial Corp. ...............................      4,465 $   146,362
 Wellman, Inc. .........................................      2,773      49,637
 Werner Enterprises, Inc. ..............................      2,726      66,106
 West Pharmaceutical Services, Inc. ....................      2,397      64,719
 Westamerica Bancorporation.............................      2,303      90,393
 Western Digital Corp.*.................................     10,434      41,736
 Western Resources, Inc. ...............................      4,230      90,945
 Whitney Holding Corp. .................................      2,303     108,011
 Whole Foods Market, Inc.*..............................      3,196      86,612
 Wisconsin Central Transport*...........................      3,807      63,691
 Wit Soundview Group, Inc.*.............................      7,661      14,020
 WMS Industries, Inc.*..................................      1,645      52,920
 Wolverine World Wide, Inc..............................      3,102      55,433
 Worthington Industries, Inc............................      6,627      90,126
 Wyndham International, Inc.--Class A*..................     17,907      44,768
 XTO Energy, Inc. ......................................      5,922      84,981
 Xtra Corp.*............................................      1,363      67,605
 Yellow Corp.*..........................................      2,256      42,819
 York International Corp. ..............................      2,162      75,713
 Zale Corp.*............................................      1,833      61,772
 Zebra Technologies Corp.*..............................      1,739      85,420
 Zenith National Insurance Corp.........................      2,491      67,257
 Zygo Corp.*............................................        799      17,778
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $41,123,204)....................................             46,046,840
                                                                    -----------
 Options Purchased (11.2%)
                                                         Contracts
                                                         ----------
 Russell 2000 Call Option expiring July 2001 @ 300......         59   6,364,920
 Russell 2000 Put Option expiring July 2001 @ 300.......         20         500
                                                                    -----------
 TOTAL OPTIONS PURCHASED
  (Cost $6,343,395).....................................              6,365,420
                                                                    -----------
 U.S. Treasury Notes (6.1%)
                                                         Principal
                                                           Amount
                                                         ----------
 U.S. Treasury Note, 4.00%, 04/30/03.................... $3,485,000   3,472,476
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $3,472,513).....................................              3,472,476
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $50,939,112)(b) (98.2%).........................             55,884,736
 Other assets in excess of liabilities (1.8%)...........              1,000,413
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $56,885,149
                                                                    ===========

-----
Percentages indicated are based on net assets of $56,885,149.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                         June 30, 2001
(Unaudited)


 Futures Contracts Purchased
                                                                   Unrealized
                                                         Contracts    Gain
                                                         --------- -----------

 Russell 2000 Future Contract expiring September 2001
  (Underlying face amount at value $50,802,360).........    197    $   819,675

-----
* Non-income producing
(a) Escrowed security
(b) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....................................... $5,818,638
      Unrealized depreciation.......................................   (873,014)
                                                                     ----------
      Net unrealized appreciation................................... $4,945,624
                                                                     ==========

The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Aerospace & Defense.......................................................  0.2%
Agriculture...............................................................  0.1%
Airlines..................................................................  0.4%
Automotive................................................................  1.0%
Banking...................................................................  7.1%
Biotechnology.............................................................  2.5%
Building & Construction...................................................  2.8%
Business Services.........................................................  4.6%
Chemicals.................................................................  2.3%
Computer Services.........................................................  1.1%
Computer Software.........................................................  3.3%
Computers.................................................................  1.6%
Consumer Products.........................................................  1.4%
Containers & Packaging....................................................  0.6%
Electrical & Electronics..................................................  2.1%
Energy & Utilities........................................................  6.8%
Environmental Services....................................................  0.2%
Financial Services........................................................  2.1%
Food & Beverage...........................................................  2.1%
Health Care...............................................................  4.9%
Home Furnishings..........................................................  0.8%
Insurance.................................................................  1.7%
Machinery & Equipment.....................................................  3.6%
Media.....................................................................  1.9%
Metals & Mining...........................................................  1.7%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.4%
Pharmaceuticals...........................................................  3.5%
Real Estate...............................................................  0.6%
Real Estate Investment Trust..............................................  5.4%
Retail & Wholesale........................................................  5.5%
Semiconductors............................................................  2.4%
Telecommunications........................................................  1.8%
Textiles & Apparel........................................................  1.1%
Tobacco...................................................................  0.2%
Transportation............................................................  1.5%
Travel & Entertainment....................................................  1.4%
Other..................................................................... 19.1%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $50,939,112)........................  $ 55,884,736
 Cash............................................................       246,131
 Dividends and interest receivable...............................        64,749
 Variation margin on futures contracts...........................       778,120
 Prepaid expenses................................................           673
                                                                   ------------
 Total Assets....................................................    56,974,409
Liabilities:
 Payable for investments purchased...............................           600
 Advisory fees payable...........................................        31,052
 Management servicing fees payable...............................         6,210
 Administration fees payable.....................................           392
 Administrative servicing fees payable...........................        14,491
 Distribution fees payable.......................................        10,351
 Other accrued expenses..........................................        26,164
                                                                   ------------
 Total Liabilities...............................................        89,260
                                                                   ------------
Net Assets.......................................................  $ 56,885,149
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 79,326,646
 Accumulated net investment loss.................................      (111,690)
 Accumulated net realized losses on investments and futures
  contracts......................................................   (28,095,106)
 Net unrealized appreciation on investments and futures
  contracts......................................................     5,765,299
                                                                   ------------
Total Net Assets.................................................  $ 56,885,149
                                                                   ============
 Shares of Beneficial Interest Outstanding.......................     1,946,470
                                                                   ============
 Net Asset Value (offering and redemption price per share).......  $      29.22
                                                                   ============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends (net of foreign taxes of $27)..........................  $   223,187
 Interest.........................................................       57,890
                                                                    -----------
 Total Income.....................................................      281,077
Expenses:
 Advisory fees....................................................      144,442
 Management servicing fees........................................       28,889
 Administration fees..............................................       10,948
 Administrative servicing fees....................................       65,365
 Distribution fees................................................       48,147
 Custody fees.....................................................       40,779
 Fund accounting fees.............................................       27,970
 Transfer agent fees..............................................        4,625
 Other fees.......................................................       21,602
                                                                    -----------
 Total expenses...................................................      392,767
                                                                    -----------
Net Investment Loss...............................................     (111,690)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (3,253,532)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................    3,109,536
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................     (143,996)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $  (255,686)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Statements of Changes in Net Assets

                                                 For the           For the
                                             six months ended    year ended
                                              June 30, 2001   December 31, 2000
                                             ---------------- -----------------
                                               (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................  $    (111,690)    $     (43,740)
 Net realized losses on investments and
  futures contracts.........................     (3,253,532)      (24,814,109)
 Net change in unrealized appreciation on
  investments and futures contracts.........      3,109,536         2,272,478
                                              -------------     -------------
 Net decrease in net assets resulting from
  operations................................       (255,686)      (22,585,371)
Distributions to Shareholders from:
 Net investment income......................             --           (19,015)
 Net realized gains on investments and
  futures contracts.........................             --          (500,555)
 In excess of net realized gains on
  investments and futures contracts.........             --           (27,465)
                                              -------------     -------------
 Net decrease in net assets resulting from
  distributions.............................             --          (547,035)
Capital Transactions:
 Proceeds from shares issued................    164,450,227       616,394,537
 Dividends reinvested.......................             --           546,997
 Cost of shares redeemed....................   (140,697,344)     (570,225,096)
                                              -------------     -------------
 Net increase in net assets resulting from
  capital transactions......................     23,752,883        46,716,438
                                              -------------     -------------
 Total increase in net assets...............     23,497,197        23,584,032
Net Assets:
 Beginning of period........................     33,387,952         9,803,920
                                              -------------     -------------
 End of period..............................  $  56,885,149     $  33,387,952
                                              =============     =============
Share Transactions:
 Shares issued..............................      5,970,510        16,730,273
 Shares reinvested..........................             --            18,726
 Shares redeemed............................     (5,233,452)      (15,811,985)
                                              -------------     -------------
 Net increase...............................        737,058           937,014
                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights

For a share of beneficial interest outstanding

                                                                For the period from
                             For the              For the       October 19, 1999(a)
                         six months ended       year ended            through
                          June 30, 2001      December 31, 2000   December 31, 1999
                         ----------------    -----------------  -------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     27.61          $     35.99         $    30.00
                           -----------          -----------         ----------
 Net investment
  income/(loss).........         (0.08)(b)            (0.04)(b)           0.06
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          1.69(c)             (7.90)              5.93
                           -----------          -----------         ----------
 Total income/(loss)
  from investment
  operations............          1.61                (7.94)              5.99
                           -----------          -----------         ----------
Distribution to
 Shareholders from:
 Net investment income..            --                (0.02)                --
 Net realized gain on
  investments and
  futures contracts.....            --                (0.40)                --
 In excess of net
  realized gain on
  investments and
  futures contracts.....            --                (0.02)                --
                           -----------          -----------         ----------
 Total distributions....            --                (0.44)                --
                           -----------          -----------         ----------
Net Asset Value, End of
 Period.................   $     29.22          $     27.61         $    35.99
                           ===========          ===========         ==========
Total Return............          5.87%(d)           (22.14)%            19.97%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $56,885,149          $33,387,952         $9,803,920
Ratio of expenses to
 average net assets.....          2.04%(e)             1.95%              1.70%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....         (0.58)%(e)           (0.12)%             1.75%(e)
Ratio of expenses to
 average net assets*....          2.04%(e)             2.24%              2.53%(e)
Portfolio turnover......           345%                1971%               686%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Bear                                                   June 30, 2001
(Unaudited)

 Options Purchased (7.8%)

                                                                       Market
                                                          Contracts    Value
                                                          ---------- ----------
S&P 500 Call Option expiring July 2001 @ 1675............         25 $      313
S&P 500 Put Option expiring July 2001 @ 1675.............          7    775,827
                                                                     ----------
TOTAL OPTIONS PURCHASED
 (Cost $700,623).........................................               776,140
                                                                     ----------
 U.S. Treasury Notes (92.3%)
                                                          Principal
                                                            Amount
                                                          ----------
U.S. Treasury Note, 4.00%, 04/30/03...................... $9,215,000  9,181,884
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $9,181,982).......................................             9,181,884
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $9,882,605)(a) (100.1%)...........................             9,958,024
Liabilities in excess of other assets
 (-0.1%).................................................               (14,636)
                                                                     ----------
TOTAL NET ASSETS (100.0%)................................            $9,943,388
                                                                     ==========

-----
Percentages indicated are based on net assets of $9,943,388.
 Futures Contracts Sold

                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
S&P 500 Future Contract expiring September 2001
 (Underlying face amount at value $61,584)...............      1     $   (601)
S&P 500 Future Contract expiring September 2001
 (Underlying face amount at value $7,082,103)............     23     $(44,618)

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.......................................... $75,793
      Unrealized depreciation..........................................    (374)
                                                                        -------
      Net unrealized appreciation...................................... $75,419
                                                                        =======

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $9,882,605)..........................  $ 9,958,024
 Interest receivable..............................................       62,101
 Variation margin on futures contracts............................       12,454
                                                                    -----------
 Total Assets.....................................................   10,032,579
Liabilities:
 Payable to custodian.............................................       44,016
 Advisory fees payable............................................       15,816
 Management servicing fees payable................................        3,163
 Administration fees payable......................................           53
 Administrative servicing fees payable............................        3,963
 Distribution fees payable........................................        2,831
 Other accrued expenses...........................................       19,349
                                                                    -----------
 Total Liabilities................................................       89,191
                                                                    -----------
Net Assets........................................................  $ 9,943,388
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $13,856,863
 Accumulated undistributed net investment income..................      114,329
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (4,058,004)
 Net unrealized appreciation on investments and futures
  contracts.......................................................       30,200
                                                                    -----------
Total Net Assets..................................................  $ 9,943,388
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      299,274
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     33.22
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Interest.........................................................  $   223,699
Expenses:
 Advisory fees....................................................       42,066
 Management servicing fees........................................        8,413
 Administration fees..............................................          879
 Administrative servicing fees....................................       19,630
 Distribution fees................................................       14,022
 Custody fees.....................................................       10,688
 Fund accounting fees.............................................        4,307
 Transfer agent fees..............................................        3,307
 Other fees.......................................................        6,058
                                                                    -----------
 Total expenses...................................................      109,370
                                                                    -----------
Net Investment Income.............................................      114,329
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (4,058,004)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................       30,200
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (4,027,804)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(3,913,475)
                                                                    ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income.....................................    $     114,329
 Net realized losses on investments and futures contracts..       (4,058,004)
 Net change in unrealized appreciation on investments and
  futures contracts........................................           30,200
                                                               -------------
 Net decrease in net assets resulting from operations......       (3,913,475)
Capital Transactions:
 Proceeds from shares issued...............................      152,350,680
 Cost of shares redeemed...................................     (138,493,817)
                                                               -------------
 Net increase in net assets resulting from capital
  transactions.............................................       13,856,863
                                                               -------------
 Total increase in net assets..............................        9,943,388
Net Assets:
 Beginning of period.......................................               --
                                                               -------------
 End of period.............................................    $   9,943,388
                                                               =============
Share Transactions:
 Shares issued.............................................        4,551,975
 Shares redeemed...........................................       (4,252,701)
                                                               -------------
 Net increase..............................................          299,274
                                                               =============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Financial Highlights

For a share of beneficial interest outstanding

                                                            For the period from
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period.......................     $    30.00
                                                                ----------
 Net investment income.....................................           0.29(b)
 Net realized and unrealized gain on investments and
  futures contracts........................................           2.93(c)
                                                                ----------
 Total income from investment operations...................           3.22
                                                                ----------
Net Asset Value, End of Period.............................     $    33.22
                                                                ==========
Total Return...............................................          10.73%(d)
Ratios/Supplemental Data:
Net assets, end of period..................................     $9,943,388
Ratio of expenses to average net assets....................           1.95%(e)
Ratio of net investment income to average net assets.......           2.04%(e)
Portfolio turnover.........................................            578%

-----
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e)Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Biotechnology                                          June 30, 2001
(Unaudited)

 Common Stocks (93.2%)

                                                                      Market
                                                            Shares     Value
                                                           -------- -----------

Abgenix, Inc.*............................................    8,610 $   387,450
Advanced Tissue Sciences, Inc.*...........................    5,453      27,265
Affymetrix, Inc.*.........................................    5,453     120,239
Albany Molecular Research, Inc.*..........................    2,296      87,271
Alexion Pharmaceuticals, Inc.*............................    1,722      41,328
Alkermes, Inc.*...........................................    6,314     221,621
Alliance Pharmaceutical Corp.*............................    5,453      12,269
Amgen, Inc.*..............................................   88,970   5,398,699
Applera Corp.--Applied Biosystems Group...................   23,821     637,212
Applera Corp.--Celera Genomics Group*.....................    6,601     261,796
Aurora Biosciences Corp.*.................................    2,583      80,073
Aviron*...................................................    3,444     196,308
Bio-Technology General Corp.*.............................    6,601      86,473
Biogen, Inc.*.............................................   16,646     904,877
Caliper Technologies Corp.*...............................    2,583      54,372
Celgene Corp.*............................................    8,610     248,399
Cell Genesys, Inc.*.......................................    3,731      76,486
Cell Therapeutics, Inc.*..................................    3,157      87,259
Chiron Corp.*.............................................   12,341     629,391
COR Therapeutics, Inc.*...................................    6,314     192,577
Covance, Inc.*............................................    6,027     136,512
Cubist Pharmaceuticals, Inc.*.............................    3,157     119,966
CuraGen Corp.*............................................    4,305     156,702
CV Therapeutics, Inc.*....................................    1,722      98,154
CYTOGEN Corp.*............................................    8,323      44,944
Delta & Pine Land Co. ....................................    4,305      84,593
EntreMed, Inc.*...........................................    2,009      32,144
Enzo Biochem, Inc.*.......................................    2,583      88,597
Enzon, Inc.*..............................................    4,592     287,000
Gene Logic, Inc.*.........................................    2,870      62,566
Genentech, Inc.*..........................................   24,682   1,359,977
Genome Therapeutics Corp.*................................    2,583      38,332
Genzyme Corp.--General Division*..........................   19,803   1,207,983
Genzyme Transgenics Corp.*................................    2,296      22,822
Geron Corp.*..............................................    2,296      32,144
Gilead Sciences, Inc.*....................................   10,619     617,920
Guilford Pharmaceuticals, Inc.*...........................    2,870      97,580
Human Genome Sciences, Inc.*..............................   12,628     760,837
Hyseq, Inc.*..............................................    1,435      16,503
ICOS Corp.*...............................................    5,453     348,992
IDEC Pharmaceuticals Corp.*...............................   16,933   1,146,194
IDEXX Laboratories, Inc.*.................................    3,731     116,594
ImClone Systems, Inc.*....................................    7,462     393,994
Immunex Corp.*............................................   35,588     631,687
Immunomedics, Inc.*.......................................    4,305      92,127
Incyte Genomics, Inc.*....................................    7,462     182,968
Invitrogen Corp.*.........................................    5,453     391,525
Laboratory Corp. of America Holdings*.....................    5,453     419,336
Lexicon Genetics, Inc.*...................................    2,870      35,875
Ligand Pharmaceuticals, Inc.--Class B*....................    6,027      68,105
Maxygen, Inc.*............................................    3,157      61,246
Medarex, Inc.*............................................    7,462     175,357
MedImmune, Inc.*..........................................   22,673   1,070,165
Millennium Pharmaceuticals, Inc.*.........................   22,386     796,494
Molecular Devices Corp.*..................................    2,009      40,280
Monsanto Co. .............................................    4,305     159,285
Myriad Genetics, Inc.*....................................    2,583     163,555

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                          --------- -----------

Nabi*....................................................    4,305  $    34,182
Northfield Laboratories, Inc.*...........................    1,435       23,520
Organogenesis, Inc.*.....................................    4,018       29,733
OSI Pharmaceuticals, Inc.*...............................    4,018      211,307
PAREXEL International Corp.*.............................    2,870       55,965
Pharmaceutical Product Development, Inc.*................    5,166      157,615
Pharmacopeia, Inc.*......................................    2,296       55,104
Pharmacyclics, Inc.*.....................................    1,722       58,376
Protein Design Labs, Inc.*...............................    4,879      423,302
Quest Diagnostics, Inc.*.................................    7,462      558,530
Quintiles Transnational Corp.*...........................   12,628      318,857
Regeneron Pharmaceuticals, Inc.*.........................    3,444      119,335
Scios, Inc.*.............................................    4,592      114,846
SICOR, Inc.*.............................................    7,175      165,743
Theragenics Corp.*.......................................    3,444       38,469
Transkaryotic Therapies, Inc.*...........................    2,009       59,165
Trimeris, Inc.*..........................................    2,009      100,591
United Therapeutics Corp.*...............................    2,009       26,820
Vertex Pharmaceuticals, Inc.*............................    6,888      340,956
ViroPharma, Inc.*........................................    2,009       68,306
Xoma Ltd.*...............................................    7,462      127,302
                                                                    -----------
TOTAL COMMON STOCKS
 (Cost $21,864,859)......................................            24,398,444
                                                                    -----------
 U.S. Treasury Notes (0.5%)
                                                          Principal
                                                           Amount
                                                          ---------
U.S. Treasury Note, 4.00%, 04/30/03...................... $134,000      133,518
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $133,520).........................................               133,518
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $21,998,379)(a) (93.7%)...........................            24,531,962
Other assets in excess of liabilities (6.3%).............             1,656,085
                                                                    -----------
TOTAL NET ASSETS (100.0%)................................           $26,188,047
                                                                    ===========

-----
Percentages indicated are based on net assets of $26,188,047.
*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....................................... $2,846,995
      Unrealized depreciation.......................................   (313,412)
                                                                     ----------
      Net unrealized appreciation................................... $2,533,583
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $21,998,379).........................  $24,531,962
 Cash.............................................................          729
 Dividends and interest receivable................................        2,349
 Receivable for investments sold..................................    1,741,458
                                                                    -----------
 Total Assets.....................................................   26,276,498
Liabilities:
 Advisory fees payable............................................       44,248
 Management servicing fees payable................................        8,850
 Administration fees payable......................................          141
 Administrative servicing fees payable............................       11,591
 Distribution fees payable........................................        7,244
 Other accrued expenses...........................................       16,377
                                                                    -----------
 Total Liabilities................................................       88,451
                                                                    -----------
Net Assets........................................................  $26,188,047
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $25,186,441
 Accumulated net investment loss..................................     (115,256)
 Accumulated net realized losses on investments...................   (1,416,721)
 Net unrealized appreciation on investments.......................    2,533,583
                                                                    -----------
Total Net Assets..................................................  $26,188,047
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      943,194
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     27.77
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends........................................................  $     1,853
 Interest.........................................................          886
                                                                    -----------
 Total Income.....................................................        2,739
Expenses:
 Advisory fees....................................................       44,248
 Management servicing fees........................................        8,850
 Administration fees..............................................        1,534
 Administrative servicing fees....................................       23,599
 Distribution fees................................................       14,749
 Custody fees.....................................................       10,279
 Fund accounting fees.............................................        6,292
 Transfer agent fees..............................................        1,759
 Other fees.......................................................        6,685
                                                                    -----------
 Total expenses...................................................      117,995
                                                                    -----------
Net Investment Loss...............................................     (115,256)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments...............................   (1,416,721)
 Net change in unrealized appreciation on investments.............    2,533,583
                                                                    -----------
 Net realized and unrealized gains on investments.................    1,116,862
                                                                    -----------
Increase in Net Assets Resulting from Operations..................  $ 1,001,606
                                                                    ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................................     $  (115,256)
 Net realized losses on investments........................      (1,416,721)
 Net change in unrealized appreciation on investments......       2,533,583
                                                                -----------
 Net increase in net assets resulting from operations......       1,001,606
Capital Transactions:
 Proceeds from shares issued...............................      73,224,962
 Cost of shares redeemed...................................     (48,038,521)
                                                                -----------
 Net increase in net assets resulting from capital
  transactions.............................................      25,186,441
                                                                -----------
 Total increase in net assets..............................      26,188,047
Net Assets:
 Beginning of period.......................................              --
                                                                -----------
 End of period.............................................     $26,188,047
                                                                ===========
Share Transactions:
 Shares issued.............................................       2,689,737
 Shares redeemed...........................................      (1,746,543)
                                                                -----------
 Net increase..............................................         943,194
                                                                ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

 Financial Highlights

For a share of beneficial interest outstanding

                                                            For the period from
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period.......................     $     30.00
                                                                -----------
 Net investment loss.......................................           (0.23)(b)
 Net realized and unrealized loss on investments...........           (2.00)(c)
                                                                -----------
 Total loss from investment operations.....................           (2.23)
                                                                -----------
Net Asset Value, End of Period.............................     $     27.77
                                                                ===========
Total Return...............................................           (7.43)%(d)
Ratios/Supplemental Data:
Net assets, end of period..................................     $26,188,047
Ratio of expenses to average net assets....................            2.00%(e)
Ratio of net investment loss to average net assets.........           (1.95)%(e)
Portfolio turnover.........................................             484%

-----
(a)  Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Energy                                                 June 30, 2001
(Unaudited)

 Common Stocks (80.6%)

                                                                      Market
                                                            Shares     Value
                                                            ------- -----------

Amerada Hess Corp. ........................................   3,160 $   255,328
Anadarko Petroleum Corp. ..................................  10,112     546,351
Apache Corp. ..............................................   5,056     256,592
Arch Coal, Inc. ...........................................   1,580      40,875
Ashland, Inc. .............................................   2,528     101,373
Atwood Oceanics, Inc.*.....................................     632      22,183
Baker Hughes, Inc. ........................................  13,588     455,198
Barrett Resources Corp.*...................................   1,264      74,576
BJ Services Co.*...........................................   6,636     188,330
Burlington Resources, Inc. ................................   8,532     340,853
Cabot Oil & Gas Corp. .....................................   1,264      30,842
Chesapeake Energy Corp.*...................................   6,004      40,827
Chevron Corp. .............................................  25,912   2,345,036
Conoco, Inc.--Class A......................................   7,584     213,869
Conoco, Inc.--Class B......................................  17,696     511,414
Cooper Cameron Corp.*......................................   2,212     123,430
Core Laboratories N.V.*....................................   1,264      23,700
Devon Energy Corp. ........................................   4,740     248,850
Diamond Offshore Drilling, Inc. ...........................   2,528      83,550
El Paso Corp. .............................................  20,540   1,079,172
Energen Corp. .............................................   1,264      34,886
Ensco International, Inc. .................................   5,688     133,099
EOG Resources, Inc. .......................................   4,108     146,039
Evergreen Resources, Inc.*.................................     632      24,016
Exxon Mobil Corp. .........................................  76,788   6,707,433
Forest Oil Corp.*..........................................   1,264      35,392
Global Industries Ltd.*....................................   2,528      31,524
Global Marine, Inc.*.......................................   6,952     129,516
Grant Prideco, Inc.*.......................................   4,424      77,376
Grey Wolf, Inc.*...........................................   7,268      29,072
Halliburton Co. ...........................................  17,380     618,728
Hanover Compressor Co.*....................................   1,896      62,739
Helmerich & Payne, Inc. ...................................   2,212      68,174
Input/Output, Inc.*........................................   1,896      24,079
Kerr-McGee Corp. ..........................................   3,792     251,296
Key Energy Group*..........................................   4,108      44,531
Kinder Morgan, Inc. .......................................   3,792     190,548
Lone Star Technologies, Inc.*..............................     948      34,318
Louis Dreyfus Natural Gas Corp.*...........................     948      33,038
Marine Drilling Co., Inc.*.................................   2,212      42,271
Massey Energy Co. .........................................   2,844      56,197
Maverick Tube Corp.*.......................................   1,264      21,425
McDermott International, Inc.*.............................   2,528      29,451
Meridian Resource Corp.*...................................   1,580      11,329
Mitchell Energy & Development Corp.--Class A...............     948      43,845
Murphy Oil Corp. ..........................................   1,580     116,288
Nabors Industries, Inc.*...................................   6,004     223,349
National-OilWell, Inc.*....................................   3,160      84,689
Newfield Exploration Co.*..................................   1,896      60,786
Newpark Resources, Inc.*...................................   2,844      31,568
Noble Affiliates, Inc. ....................................   2,212      78,194
Noble Drilling Corp.*......................................   5,372     175,933
Occidental Petroleum Corp. ................................  14,852     394,915
Ocean Energy, Inc. ........................................   6,952     121,312
Oceaneering International, Inc.*...........................     948      19,671
Offshore Logistics, Inc.*..................................     948      18,012
Parker Drilling Co.*.......................................   3,792      24,648
Patterson-UTI Energy, Inc.*................................   3,160      56,469

 Common Stocks, continued

                                                                      Market
                                                           Shares      Value
                                                          --------- -----------

 Pennzoil-Quaker State Co. ..............................    3,160  $    35,392
 Phillips Petroleum Co. .................................    8,848      504,336
 Pioneer Natural Resources Co.*..........................    3,792       64,654
 Pogo Producing Co. .....................................    2,212       53,088
 Pride International, Inc.*..............................    2,844       54,036
 Rowan Cos., Inc.*.......................................    3,792       83,803
 Santa Fe International .................................    2,844       82,476
 Schlumberger Ltd. ......................................   23,068    1,214,530
 SEACOR SMIT, Inc.*......................................      632       29,540
 Seitel, Inc.*...........................................      948       12,419
 Smith International, Inc.*..............................    1,896      113,570
 Stone Energy Corp.*.....................................      948       41,996
 Sunoco, Inc. ...........................................    3,476      127,326
 Superior Energy Services, Inc.*.........................    1,896       14,978
 Tesoro Petroleum Corp.*.................................    1,264       15,926
 Texaco, Inc. ...........................................   22,120    1,473,192
 Tidewater, Inc. ........................................    2,212       83,392
 Tom Brown, Inc.*........................................    1,264       30,336
 Tosco Corp. ............................................    6,320      278,396
 Transocean Sedco Forex, Inc. ...........................   12,956      534,435
 Trico Marine Services, Inc.*............................    1,580       16,811
 Triton Energy Ltd.*.....................................    1,580       51,745
 Ultramar Diamond Shamrock Corp. ........................    2,844      134,379
 Unocal Corp. ...........................................    9,796      334,533
 USX-Marathon Group, Inc. ...............................   12,324      363,681
 Valero Energy Corp. ....................................    2,528       92,980
 Varco International, Inc.*..............................    3,792       70,569
 Veritas DGC, Inc.*......................................    1,264       35,076
 Vintage Petroleum, Inc. ................................    2,212       41,364
 Weatherford International, Inc.*........................    4,424      212,352
 Western Gas Resources, Inc. ............................      948       30,905
 Williams Cos., Inc. ....................................   19,592      645,556
 XTO Energy, Inc. .......................................    4,108       58,950
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $25,952,177).....................................            24,205,227
                                                                    -----------
 U.S. Treasury Notes (0.3%)
                                                          Principal
                                                           Amount
                                                          ---------
 U.S. Treasury Note, 4.00%, 04/30/03.....................  $99,000       98,644
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $98,645).........................................                98,644
                                                                    -----------

 TOTAL INVESTMENTS
  (Cost $26,050,822)(a) (80.9%)..........................            24,303,871
 Other assets in excess of liabilities (19.1%)...........             5,739,772
                                                                    -----------

 TOTAL NET ASSETS (100.0%)...............................           $30,043,643
                                                                    ===========

-----
Percentages indicated are based on net assets of $30,043,643.
* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..................................... $   277,797
      Unrealized depreciation.....................................  (2,024,748)
                                                                   -----------
      Net unrealized depreciation................................. $(1,746,951)
                                                                   ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $26,050,822).........................  $24,303,871
 Cash.............................................................          558
 Dividends and interest receivable................................       20,450
 Receivable for investments sold..................................    5,820,324
                                                                    -----------
 Total Assets.....................................................   30,145,203
Liabilities:
 Advisory fees payable............................................       51,937
 Management servicing fees payable................................       10,387
 Administration fees payable......................................          130
 Administrative servicing fees payable............................       11,506
 Distribution fees payable........................................        7,191
 Other accrued expenses...........................................       20,409
                                                                    -----------
 Total Liabilities................................................      101,560
                                                                    -----------
Net Assets........................................................  $30,043,643
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $34,181,337
 Accumulated net investment loss..................................      (16,053)
 Accumulated net realized losses on investments...................   (2,374,690)
 Net unrealized depreciation on investments.......................   (1,746,951)
                                                                    -----------
Total Net Assets..................................................  $30,043,643
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      992,194
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     30.28
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends........................................................  $   118,765
 Interest.........................................................        3,680
                                                                    -----------
 Total Income.....................................................      122,445
Expenses:
 Advisory fees....................................................       51,937
 Management servicing fees........................................       10,387
 Administration fees..............................................        1,443
 Administrative servicing fees....................................       27,700
 Distribution fees................................................       17,312
 Custody fees.....................................................       12,108
 Fund accounting fees.............................................        7,570
 Transfer agent fees..............................................        2,150
 Other fees.......................................................        7,891
                                                                    -----------
 Total expenses...................................................      138,498
                                                                    -----------
Net Investment Loss...............................................      (16,053)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments...............................   (2,374,690)
 Net change in unrealized depreciation on investments.............   (1,746,951)
                                                                    -----------
 Net realized and unrealized losses on investments................   (4,121,641)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(4,137,694)
                                                                    ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................................    $    (16,053)
 Net realized losses on investments........................      (2,374,690)
 Net change in unrealized depreciation on investments......      (1,746,951)
                                                               ------------
 Net decrease in net assets resulting from operations......      (4,137,694)
Capital Transactions:
 Proceeds from shares issued...............................     113,665,033
 Cost of shares redeemed...................................     (79,483,696)
                                                               ------------
 Net increase in net assets resulting from capital
  transactions.............................................      34,181,337
                                                               ------------
 Total increase in net assets..............................      30,043,643
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $ 30,043,643
                                                               ============
Share Transactions:
 Shares issued.............................................       3,507,561
 Shares redeemed...........................................      (2,515,367)
                                                               ------------
 Net increase..............................................         992,194
                                                               ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy

 Financial Highlights

For a share of beneficial interest outstanding

                                                            For the period from
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period.......................     $     30.00
                                                                -----------
 Net investment loss.......................................           (0.03)(b)
 Net realized and unrealized gain on investments...........            0.31(c)
                                                                -----------
 Total income from investment operations...................            0.28
                                                                -----------
Net Asset Value, End of Period.............................     $     30.28
                                                                ===========
Total Return...............................................            0.93%(d)
Ratios/Supplemental Data:
Net assets, end of period..................................     $30,043,643
Ratio of expenses to average net assets....................            2.00%(e)
Ratio of net investment loss to average net assets.........           (0.23)%(e)
Portfolio turnover.........................................             753%

-----
(a)  Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Financial                                              June 30, 2001
(Unaudited)

  Common
  Stocks
  (100.2%)

                                                                      Market
                                                             Shares    Value
                                                             ------ -----------
ACE Ltd. ...................................................  4,380 $   171,214
AFLAC, Inc. ................................................  8,176     257,462
Allstate Corp. ............................................. 10,512     462,423
Ambac Financial Group, Inc. ................................  2,336     135,955
American Express Co. ....................................... 17,520     679,776
American General Corp. .....................................  7,592     352,648
American International Group, Inc. ......................... 29,200   2,511,201
AmeriCredit Corp.*..........................................  1,752      91,016
AmSouth Bancorporation......................................  9,344     172,771
AON Corp. ..................................................  4,380     153,300
Arden Realty Group, Inc. ...................................  6,132     163,724
Astoria Financial Corp......................................  2,336     128,480
AvalonBay Communities, Inc. ................................  3,212     150,161
Bank of America Corp. ...................................... 23,360   1,402,300
Bank of New York Co., Inc. ................................. 11,096     532,608
Bank One Corp. ............................................. 16,936     606,309
BB&T Corp. .................................................  7,592     278,626
Bear Stearns Cos., Inc. ....................................  2,044     120,535
Camden Property Trust.......................................  4,380     160,746
Capital One Financial Corp. ................................  3,504     210,240
Charter One Financial, Inc. ................................  4,964     158,352
Chubb Corp. ................................................  2,920     226,096
Cincinnati Financial Corp. .................................  3,796     149,942
Citigroup, Inc. ............................................ 74,168   3,919,037
Comerica, Inc. .............................................  3,212     185,011
Compass Bancshares, Inc. ...................................  5,256     139,284
Conseco, Inc. ..............................................  5,840      79,716
Countrywide Credit Industries, Inc. ........................  2,336     107,176
Dime Bancorp, Inc. .........................................  3,212     119,647
Duke-Weeks Realty Corp. ....................................  6,424     159,636
E*TRADE Group, Inc.*........................................  5,840      37,668
Edwards (A.G.) Inc. ........................................  2,336     105,120
Equity Office Properties Trust..............................  6,716     212,428
Equity Residential Properties Trust.........................  3,212     181,639
Fannie Mae.................................................. 14,892   1,268,054
Fifth Third Bancorp.........................................  7,592     455,900
First Tennessee National Corp. .............................  4,088     141,894
First Union Corp. .......................................... 14,600     510,124
Fleet Boston Financial Corp. ............................... 16,060     633,567
Franklin Resources, Inc. ...................................  2,920     133,648
Freddie Mac................................................. 10,512     735,840
Golden West Financial Corp. ................................  2,628     168,823
Goldman Sachs Group, Inc. ..................................  3,212     275,590
Hartford Financial Services Group, Inc. ....................  3,796     259,646
Home Properties of New York, Inc. ..........................  4,964     149,416
HomeStore.com, Inc.*........................................  1,460      51,042
Household International, Inc. ..............................  7,008     467,434
J.P. Morgan Chase & Co. .................................... 28,908   1,289,296
Jefferson-Pilot Corp. ......................................  3,504     169,313
John Hancock Financial Services, Inc. ......................  5,548     223,362
KeyCorp.....................................................  8,468     220,591
Koger Equity, Inc. .........................................  9,928     163,812
Lehman Brothers Holdings, Inc. .............................  3,796     295,139
Lincoln National Corp. .....................................  3,504     181,332
Loews Corp. ................................................  2,920     188,136
M&T Bank Corp. .............................................  2,044     154,322
Marsh & McLennan Cos., Inc. ................................  4,380     442,380
MBIA, Inc. .................................................  2,920     162,586
MBNA Corp. ................................................. 11,680     384,856

  Common
  Stocks,
  continued

                                                                      Market
                                                             Shares    Value
                                                             ------ -----------
Mellon Financial Corp. .....................................  7,592 $   349,232
Merrill Lynch & Co., Inc. .................................. 11,680     692,040
MetLife, Inc. .............................................. 11,680     361,846
MGIC Investment Corp. ......................................  1,752     127,265
Mills Corp. ................................................  5,548     136,481
Morgan Stanley Dean Witter & Co. ........................... 16,644   1,069,044
National City Corp. ........................................  9,052     278,621
National Commerce Financial Corp. ..........................  5,840     142,321
Neuberger Berman, Inc. .....................................  1,168      79,424
New Plan Excel Realty Trust, Inc. ..........................  8,760     134,028
North Fork Bancorporation, Inc. ............................  4,964     153,884
Northern Trust Corp. .......................................  3,504     219,000
PNC Bank Corp. .............................................  4,672     307,371
Popular, Inc. ..............................................  4,088     134,659
Progressive Corp. ..........................................  1,168     157,902
Prologis Trust..............................................  7,300     165,856
Providian Financial Corp. ..................................  4,672     276,582
Radian Group, Inc. .........................................  2,336      94,491
Regions Financial Corp. ....................................  6,132     196,224
SAFECO Corp. ...............................................  2,920      86,140
Schwab (Charles) Corp. ..................................... 16,644     254,653
Security Capital Group, Inc.*...............................  4,672      99,980
SEI Investments Co. ........................................  1,752      83,045
SouthTrust Corp. ...........................................  7,300     189,800
Sovereign Bancorp, Inc. ....................................  8,468     110,084
St. Paul Companies, Inc. ...................................  3,796     192,419
State Street Corp. .........................................  5,256     260,119
Stilwell Financial, Inc. ...................................  4,380     146,993
SunTrust Banks, Inc. .......................................  4,088     264,821
Synovus Financial Corp. ....................................  4,672     146,607
T. Rowe Price Group, Inc. ..................................  3,212     120,097
Torchmark Corp. ............................................  2,920     117,413
U.S. Bancorp................................................ 29,200     665,468
Union Planters Corp. .......................................  4,088     178,237
UnumProvident Corp. ........................................  4,088     131,307
USA Education, Inc. ........................................  2,628     191,844
Wachovia Corp. .............................................  3,504     249,310
Washington Mutual, Inc. .................................... 13,140     493,407
Wells Fargo & Co. .......................................... 25,112   1,165,950
XL Capital Ltd. ............................................  2,336     191,786
Zions Bancorporation........................................  2,336     137,824
                                                                    -----------
TOTAL COMMON STOCKS
 (Cost $33,720,565).........................................         34,201,925
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $33,720,565)(a) (100.2%).............................         34,201,925
Liabilities in excess of other assets
 (-0.2%)....................................................            (54,495)
                                                                    -----------

TOTAL NET ASSETS (100.0%)...................................        $34,147,430
                                                                    ===========

-----
Percentages indicated are based on net assets of $34,147,430.

*  Non-income producing

(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................ $ 925,705
      Unrealized depreciation........................................  (444,345)
                                                                      ---------
      Net unrealized appreciation.................................... $ 481,360
                                                                      =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $33,720,565).........................  $34,201,925
 Dividends and interest receivable................................       33,397
                                                                    -----------
 Total Assets.....................................................   34,235,322
Liabilities:
 Payable to custodian.............................................       36,164
 Advisory fees payable............................................       25,968
 Management servicing fees payable................................        5,194
 Administration fees payable......................................           85
 Administrative servicing fees payable............................        8,057
 Distribution fees payable........................................        5,035
 Other accrued expenses...........................................        7,389
                                                                    -----------
 Total Liabilities................................................       87,892
                                                                    -----------
Net Assets........................................................  $34,147,430
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $34,471,000
 Accumulated undistributed net investment income..................        7,709
 Accumulated net realized losses on investments...................     (812,639)
 Net unrealized appreciation on investments.......................      481,360
                                                                    -----------
Total Net Assets..................................................  $34,147,430
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................    1,129,011
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     30.25
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends......................................................  $  76,544
 Interest.......................................................        412
                                                                  ---------
 Total Income...................................................     76,956
Expenses:
 Advisory fees..................................................     25,968
 Management servicing fees......................................      5,194
 Administration fees............................................        738
 Administrative servicing fees..................................     13,850
 Distribution fees..............................................      8,656
 Custody fees...................................................      4,739
 Fund accounting fees...........................................      4,257
 Transfer agent fees............................................      1,616
 Other fees.....................................................      4,229
                                                                  ---------
 Total expenses.................................................     69,247
                                                                  ---------
Net Investment Income...........................................      7,709
                                                                  ---------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments.............................   (812,639)
 Net change in unrealized appreciation on investments...........    481,360
                                                                  ---------
 Net realized and unrealized losses on investments..............   (331,279)
                                                                  ---------
Decrease in Net Assets Resulting from Operations................  $(323,570)
                                                                  =========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income.....................................    $      7,709
 Net realized losses on investments........................        (812,639)
 Net change in unrealized appreciation on investments......         481,360
                                                               ------------
 Net decrease in net assets resulting from operations......        (323,570)
Capital Transactions:
 Proceeds from shares issued...............................      66,713,065
 Cost of shares redeemed...................................     (32,242,065)
                                                               ------------
 Net increase in net assets resulting from capital
  transactions.............................................      34,471,000
                                                               ------------
 Total increase in net assets..............................      34,147,430
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $ 34,147,430
                                                               ============
Share Transactions:
 Shares issued.............................................       2,231,074
 Shares redeemed...........................................      (1,102,063)
                                                               ------------
 Net increase..............................................       1,129,011
                                                               ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Financial Highlights

For a share of beneficial interest outstanding

                                                             For the period from
                                                             January 23, 2001(a)
                                                                   through
                                                                June 30, 2001
                                                             -------------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period........................     $     30.00
                                                                 -----------
 Net investment income......................................            0.03(b)
 Net realized and unrealized gain on investments............            0.22(c)
                                                                 -----------
 Total income from investment operations....................            0.25
                                                                 -----------
Net Asset Value, End of Period..............................     $     30.25
                                                                 ===========
Total Return................................................            0.83%(d)
Ratios/Supplemental Data:
Net assets, end of period...................................     $34,147,430
Ratio of expenses to average net assets.....................            2.00%(e)
Ratio of net investment income to average net assets........            0.22%(e)
Portfolio turnover..........................................             385%

-----
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Healthcare                                             June 30, 2001
(Unaudited)

 Common Stocks (100.2%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------
 Abbott Laboratories........................................ 21,360 $ 1,025,494
 Abgenix, Inc.*.............................................  1,440      64,800
 Aetna, Inc.*...............................................  2,160      55,879
 Alkermes, Inc.*............................................  1,200      42,120
 Allergan, Inc. ............................................  1,920     164,160
 American Home Products Corp. .............................. 19,440   1,136,074
 Amgen, Inc.*............................................... 15,360     932,044
 Andrx Group*...............................................    960      73,920
 Apogent Technologies, Inc.*................................  2,160      53,136
 Applera Corp.--Applied Biosystems Group....................  3,120      83,460
 Applera Corp.--Celera Genomics Group*......................  1,200      47,592
 Aviron*....................................................    720      41,040
 Bard (C.R.), Inc. .........................................    960      54,672
 Barr Laboratories, Inc.*...................................    480      33,797
 Bausch & Lomb, Inc. .......................................    960      34,790
 Baxter International, Inc. ................................  8,880     435,120
 Beckman Coulter, Inc. .....................................  1,200      48,960
 Becton, Dickinson & Co. ...................................  4,080     146,023
 Biogen, Inc.*..............................................  2,400     130,464
 Biomet, Inc. ..............................................  2,880     138,413
 Boston Scientific Corp.*...................................  4,560      77,520
 Bristol-Myers Squibb Co. .................................. 28,800   1,506,240
 Celgene Corp.*.............................................  1,440      41,544
 Cephalon, Inc.*............................................    960      67,680
 Chiron Corp.*..............................................  1,920      97,920
 CIGNA Corp. ...............................................  2,160     206,971
 Community Health Systems*..................................  1,680      49,560
 COR Therapeutics, Inc.*....................................  1,200      36,600
 Cytyc Corp.*...............................................  2,160      49,788
 Datascope Corp. ...........................................    720      33,185
 DaVita, Inc.*..............................................  1,680      34,154
 DENTSPLY International, Inc. ..............................    960      42,576
 Eli Lilly & Co. ........................................... 14,160   1,047,840
 Enzon, Inc.*...............................................    720      45,000
 Express Scripts, Inc.--Class A*............................    960      52,829
 First Health Group Corp.*..................................  1,440      34,733
 Forest Laboratories, Inc.*.................................  2,640     187,440
 Genentech, Inc.*...........................................  3,360     185,136
 Genzyme Corp.--General Division*...........................  2,640     161,040
 Gilead Sciences, Inc.*.....................................  1,680      97,759
 Guidant Corp.*.............................................  4,800     172,800
 HCA--The Healthcare Co. ...................................  6,960     314,522
 Health Management Associates, Inc.--Class A*...............  4,080      85,843
 Health Net, Inc.*..........................................  2,160      37,584
 Healthsouth Corp.*.........................................  6,240      99,653
 Henry Schein, Inc.*........................................    960      38,458
 Hillenbrand Industries, Inc. ..............................    960      54,826
 Human Genome Sciences, Inc.*...............................  1,920     115,680
 Humana, Inc.*..............................................  3,600      35,460
 ICN Pharmaceuticals, Inc. .................................  1,680      53,290
 ICOS Corp.*................................................    960      61,440
 IDEC Pharmaceuticals Corp.*................................  2,400     162,456
 ImClone Systems, Inc.*.....................................  1,200      63,360
 Immunex Corp.*.............................................  5,280      93,720
 Incyte Genomics, Inc.*.....................................  1,680      41,194
 Inhale Therapeutic Systems, Inc.*..........................    960      22,080
 Invitrogen Corp.*..........................................    960      68,928
 IVAX Corp.*................................................  2,640     102,960

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------
 Johnson & Johnson.......................................... 44,563 $ 2,228,160
 King Pharmaceuticals, Inc.*................................  2,640     141,900
 Laboratory Corp. of America Holdings*......................    720      55,368
 Lincare Holdings, Inc.*....................................  1,920      57,619
 Manor Care, Inc.*..........................................  1,920      60,960
 Medarex, Inc.*.............................................  1,440      33,840
 Medicis Pharmaceutical Corp.*..............................    720      38,160
 MedImmune, Inc.*...........................................  3,120     147,264
 Medtronic, Inc. ........................................... 18,000     828,180
 Merck & Co., Inc. ......................................... 33,840   2,162,714
 Millennium Pharmaceuticals, Inc.*..........................  3,360     119,549
 MiniMed, Inc.*.............................................    960      46,080
 Monsanto Co. ..............................................    960      35,520
 Mylan Laboratories, Inc. ..................................  2,400      67,512
 Myriad Genetics, Inc.*.....................................    480      30,394
 Omnicare, Inc. ............................................  1,920      38,784
 OSI Pharmaceuticals, Inc.*.................................    720      37,865
 Oxford Health Plans, Inc.*.................................  1,680      48,048
 Patterson Dental Co.*......................................  1,200      36,000
 Pfizer, Inc. .............................................. 93,360   3,739,068
 Pharmacia Corp. ........................................... 18,960     871,212
 Protein Design Labs, Inc.*.................................    720      62,467
 Quest Diagnostics, Inc.*...................................  1,200      89,820
 Quintiles Transnational Corp.*.............................  2,160      54,540
 ResMed, Inc.*..............................................    720      36,396
 Schering-Plough Corp....................................... 21,600     782,784
 Sepracor, Inc.*............................................  1,440      57,312
 SICOR, Inc.*...............................................  1,680      38,808
 St. Jude Medical, Inc.*....................................  1,440      86,400
 Stryker Corp. .............................................  2,400     131,640
 Techne Corp.*..............................................    960      31,200
 Tenet Healthcare Corp.*....................................  4,800     247,632
 Triad Hospitals, Inc.*.....................................  1,440      42,437
 Trigon Healthcare, Inc.*...................................    720      46,692
 UnitedHealth Group, Inc. ..................................  4,800     296,400
 Universal Health Services, Inc.--Class B*..................    960      43,680
 Varian Medical Systems, Inc.*..............................    720      51,480
 Vertex Pharmaceuticals, Inc.*..............................  1,200      59,400
 VISX, Inc.*................................................  1,680      32,508
 Watson Pharmaceuticals, Inc.*..............................  1,680     103,555
 Wellpoint Health Networks, Inc.*...........................    960      90,470
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $24,039,960)........................................         23,631,545
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $24,039,960)(a) (100.2%)............................         23,631,545
 Liabilities in excess of other assets
  (-0.2%)...................................................            (55,836)
                                                                    -----------

 TOTAL NET ASSETS (100.0%)..................................        $23,575,709
                                                                    ===========

-----
Percentages indicated are based on net assets of $23,575,709.

*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..................................... $   810,011
      Unrealized depreciation.....................................  (1,218,426)
                                                                   -----------
      Net unrealized depreciation................................. $  (408,415)
                                                                   ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $24,039,960).........................  $23,631,545
 Dividends and interest receivable................................       10,398
                                                                    -----------
 Total Assets.....................................................   23,641,943
Liabilities:
 Payable to custodian.............................................       10,443
 Advisory fees payable............................................       28,674
 Management servicing fees payable................................        5,735
 Administration fees payable......................................           90
 Administrative servicing fees payable............................        7,983
 Distribution fees payable........................................        4,989
 Other accrued expenses...........................................        8,320
                                                                    -----------
 Total Liabilities................................................       66,234
                                                                    -----------
Net Assets........................................................  $23,575,709
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $25,485,726
 Accumulated net investment loss..................................      (45,081)
 Accumulated net realized losses on investments...................   (1,456,521)
 Net unrealized depreciation on investments.......................     (408,415)
                                                                    -----------
Total Net Assets..................................................  $23,575,709
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      837,947
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     28.14
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends........................................................  $    29,853
 Interest.........................................................        1,529
                                                                    -----------
 Total Income.....................................................       31,382
Expenses:
 Advisory fees....................................................       28,674
 Management servicing fees........................................        5,735
 Administration fees..............................................          807
 Administrative servicing fees....................................       15,293
 Distribution fees................................................        9,558
 Custody fees.....................................................        5,670
 Fund accounting fees.............................................        4,418
 Transfer agent fees..............................................        1,708
 Other fees.......................................................        4,600
                                                                    -----------
 Total expenses...................................................       76,463
                                                                    -----------
Net Investment Loss...............................................      (45,081)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments...............................   (1,456,521)
 Net change in unrealized depreciation on investments.............     (408,415)
                                                                    -----------
 Net realized and unrealized losses on investments................   (1,864,936)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,910,017)
                                                                    ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................................    $    (45,081)
 Net realized losses on investments........................      (1,456,521)
 Net change in unrealized depreciation on investments......        (408,415)
                                                               ------------
 Net decrease in net assets resulting from operations......      (1,910,017)
Capital Transactions:
 Proceeds from shares issued...............................      55,642,851
 Cost of shares redeemed...................................     (30,157,125)
                                                               ------------
 Net increase in net assets resulting from capital
  transactions.............................................      25,485,726
                                                               ------------
 Total increase in net assets..............................      23,575,709
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $ 23,575,709
                                                               ============
Share Transactions:
 Shares issued.............................................       1,895,912
 Shares redeemed...........................................      (1,057,965)
                                                               ------------
 Net increase..............................................         837,947
                                                               ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Financial Highlights

For a share of beneficial interest outstanding

                                                            For the period from
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period.......................     $     30.00
                                                                -----------
 Net investment loss.......................................           (0.15)(b)
 Net realized and unrealized loss on investments...........           (1.71)
                                                                -----------
 Total loss from investment operations.....................           (1.86)
                                                                -----------
Net Asset Value, End of Period.............................     $     28.14
                                                                ===========
Total Return...............................................           (6.20)%(c)
Ratios/Supplemental Data:
Net assets, end of period..................................     $23,575,709
Ratio of expenses to average net assets....................            2.00%(d)
Ratio of net investment loss to average net assets.........           (1.18)%(d)
Portfolio turnover.........................................             377%

-----
(a)  Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Real Estate                                            June 30, 2001
(Unaudited)

 Common Stocks (99.3%)
                                                                      Market
                                                            Shares     Value
                                                           -------- -----------
 AMB Property Corp. ......................................   22,140 $   570,326
 Apartment Investment &
  Management Co.--Class A.................................   18,090     871,938
 Archstone Communities Trust..............................   31,590     814,390
 Arden Realty Group, Inc. ................................   16,740     446,958
 AvalonBay Communities, Inc. .............................   16,740     782,595
 Boston Properties, Inc. .................................   22,140     905,526
 Brandywine Realty Trust..................................    8,640     193,968
 BRE Properties, Inc.--Class A............................   12,150     368,145
 Camden Property Trust....................................   10,530     386,451
 Capital Automotive Real Estate Investment Trust..........    5,670     102,060
 CarrAmerica Realty Corp. ................................    9,180     279,990
 Catellus Development Corp.*..............................   21,600     376,920
 CBL & Associates Properties, Inc. .......................    5,400     165,726
 Centerpoint Properties Corp. ............................    5,400     271,080
 Chelsea Property Group, Inc. ............................    4,050     189,945
 Colonial Properties Trust................................    3,510     108,108
 Cousins Properties, Inc. ................................   10,260     275,481
 Crescent Real Estate Equities Co. .......................   26,730     656,756
 Developers Diversified Realty Corp. .....................   12,690     233,242
 Duke-Weeks Realty Corp. .................................   31,860     791,721
 Equity Inns, Inc. .......................................    9,720      95,256
 Equity Office Properties Trust...........................   81,000   2,562,029
 Equity Residential Properties Trust......................   35,100   1,984,905
 Federal Realty Investment Trust..........................   10,260     212,792
 FelCor Lodging Trust, Inc. ..............................    9,990     233,766
 First Industrial Realty Trust, Inc. .....................   10,260     329,756
 Franchise Finance Corp. of America.......................   12,960     325,426
 General Growth Properties, Inc. .........................   12,690     499,478
 Glenborough Realty Trust, Inc. ..........................    6,480     125,064
 Health Care Property Investors, Inc. ....................   13,230     455,112
 Health Care REIT, Inc. ..................................    7,560     179,550
 Healthcare Realty Trust, Inc. ...........................   10,530     276,939
 Highwoods Properties, Inc. ..............................   14,310     381,362
 Home Properties of New York, Inc. .......................    4,590     138,159
 HomeStore.com, Inc.*.....................................   15,660     547,473
 Hospitality Properties Trust.............................   13,770     392,445
 Host Marriott Corp. .....................................   54,000     676,080
 HRPT Properties Trust....................................   34,560     336,269
 IndyMac Bancorp, Inc.*...................................   15,930     426,924
 iStar Financial, Inc. ...................................    8,640     243,648
 JDN Realty Corp. ........................................    7,830     104,922
 Kilroy Realty Corp. .....................................    7,020     204,282
 Kimco Realty Corp. ......................................   15,390     728,716
 Koger Equity, Inc. ......................................    7,020     115,830
 La Quinta Properties, Inc.*..............................   37,530     194,405
 Liberty Property Trust...................................   18,090     535,464
 LNR Property Corp. ......................................    6,210     217,350
 Macerich Co..............................................    8,910     220,968
 Mack-Cali Realty Corp....................................   14,850     422,928
 Manufactured Home Communities, Inc.......................    5,130     144,153
 MeriStar Hospitality Corp................................   11,610     275,738
 Mills Corp...............................................    5,940     146,124
 Nationwide Health Properties, Inc........................   12,150     245,430
 New Plan Excel Realty Trust, Inc.........................   22,950     351,135
 Pinnacle Holdings, Inc.*.................................   11,610      69,776
 Plum Creek Timber Co., Inc...............................   18,090     508,872
 Post Properties, Inc.....................................   10,260     388,341

 Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                          --------- -----------
 Prentiss Properties Trust...............................    8,910  $   234,333
 Prologis Trust..........................................   45,630    1,036,714
 Public Storage, Inc.....................................   20,250      600,413
 Reckson Associates Realty Corp..........................   11,070      254,610
 RFS Hotel Investors, Inc................................    6,480      102,319
 Rouse Co................................................   17,010      487,337
 Security Capital Group, Inc.*...........................   22,410      479,574
 Shurgard Storage Centers, Inc.--
  Class A................................................    7,290      227,813
 Simon Property Group, Inc...............................   36,720    1,100,498
 SL Green Realty Corp....................................    6,480      196,409
 Spieker Properties, Inc.................................   17,550    1,052,123
 St. Joe Co..............................................    9,450      254,111
 Storage USA, Inc........................................    4,050      145,800
 United Dominion Realty Trust, Inc.......................   26,460      379,701
 Vornado Realty Trust....................................   17,280      674,611
 Weingarten Realty Investors.............................    7,830      343,346
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $30,979,489).....................................            31,657,905
                                                                    -----------
 U.S. Treasury Notes (0.4%)
                                                          Principal
                                                           Amount
                                                          ---------
 U.S. Treasury Note, 4.00%, 04/30/03..................... $138,000      137,504
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $137,506)........................................               137,504
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $31,116,995)(a) (99.7%)..........................            31,795,409
 Other assets in excess of liabilities (0.3%)............               109,747
                                                                    -----------
 TOTAL NET ASSETS (100.0%)...............................           $31,905,156
                                                                    ===========

-----
Percentages indicated are based on net assets of $31,905,156.
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................ $ 841,991
      Unrealized depreciation........................................  (163,577)
                                                                      ---------
      Net unrealized appreciation.................................... $ 678,414
                                                                      =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $31,116,995).........................  $31,795,409
 Cash.............................................................          858
 Dividends and interest receivable................................      134,863
                                                                    -----------
 Total Assets.....................................................   31,931,130
Liabilities:
 Advisory fees payable............................................       10,818
 Management servicing fees payable................................        2,164
 Administration fees payable......................................           35
 Administrative servicing fees payable............................        4,517
 Distribution fees payable........................................        2,823
 Other accrued expenses...........................................        5,617
                                                                    -----------
 Total Liabilities................................................       25,974
                                                                    -----------
Net Assets........................................................  $31,905,156
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $31,156,525
 Accumulated undistributed net investment income..................      125,644
 Accumulated net realized losses on investments...................      (55,427)
 Net unrealized appreciation on investments.......................      678,414
                                                                    -----------
Total Net Assets..................................................  $31,905,156
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      964,593
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     33.08
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends...........................................................  $156,625
 Interest............................................................       349
                                                                       --------
 Total Income........................................................   156,974
Expenses:
 Advisory fees.......................................................    10,818
 Management servicing fees...........................................     2,164
 Administration fees.................................................       283
 Administrative servicing fees.......................................     5,770
 Distribution fees...................................................     3,606
 Custody fees........................................................     2,033
 Fund accounting fees................................................     2,652
 Transfer agent fees.................................................     1,711
 Other fees..........................................................     2,293
                                                                       --------
 Total expenses......................................................    31,330
                                                                       --------
Net Investment Income................................................   125,644
                                                                       --------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments..................................   (55,427)
 Net change in unrealized appreciation on investments................   678,414
                                                                       --------
 Net realized and unrealized gains on investments....................   622,987
                                                                       --------
Increase in Net Assets Resulting from Operations.....................  $748,631
                                                                       ========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income.....................................    $    125,644
 Net realized losses on investments........................         (55,427)
 Net change in unrealized appreciation on investments......         678,414
                                                               ------------
 Net increase in net assets resulting from operations......         748,631
Capital Transactions:
 Proceeds from shares issued...............................      44,189,475
 Cost of shares redeemed...................................     (13,032,950)
                                                               ------------
 Net increase in net assets resulting from capital
  transactions.............................................      31,156,525
                                                               ------------
 Total increase in net assets..............................      31,905,156
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $ 31,905,156
                                                               ============
Share Transactions:
 Shares issued.............................................       1,391,458
 Shares redeemed...........................................        (426,865)
                                                               ------------
 Net increase..............................................         964,593
                                                               ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Financial Highlights

For a share of beneficial interest outstanding

                                                             For the period from
                                                             January 23, 2001(a)
                                                                   through
                                                                June 30, 2001
                                                             -------------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period........................     $     30.00
                                                                 -----------
 Net investment income......................................            1.22(b)
 Net realized and unrealized gain on investments............            1.86
                                                                 -----------
 Total income from investment operations....................            3.08
                                                                 -----------
Net Asset Value, End of Period..............................     $     33.08
                                                                 ===========
Total Return................................................           10.27%(c)
Ratios/Supplemental Data:
Net assets, end of period...................................     $31,905,156
Ratio of expenses to average net assets.....................            2.17%(d)
Ratio of net investment income to average net assets........            8.70%(d)
Portfolio turnover..........................................             242%

-----
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Technology                                              June 30, 2001
(Unaudited)

  Common Stocks (99.9%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
  3Com Corp.*................................................  2,919 $   13,865
  ADC Telecommunications, Inc.*..............................  3,336     22,018
  Adobe Systems, Inc. .......................................    834     39,198
  Advanced Micro Devices, Inc.*..............................  1,112     32,115
  Agere Systems, Inc.--Class A*..............................  3,614     27,105
  Altera Corp.*..............................................  1,390     40,310
  Amdocs Ltd.*...............................................    556     29,941
  American Tower Corp.*......................................    834     17,239
  Analog Devices*............................................  1,251     54,105
  Apple Computer, Inc.*......................................  1,390     32,318
  Applied Materials, Inc.*...................................  2,641    129,673
  Applied Micro Circuits Corp.*..............................  1,251     21,517
  Atmel Corp.*...............................................  1,807     24,376
  Autodesk, Inc. ............................................    417     15,554
  Avaya, Inc.*...............................................  1,390     19,043
  BEA Systems, Inc.*.........................................  1,390     42,687
  BMC Software, Inc.*........................................    973     21,931
  Broadcom Corp.--Class A*...................................    695     29,718
  Brocade Communications Systems, Inc.*......................    834     36,688
  Cabletron Systems, Inc.*...................................    973     22,233
  Cadence Design Systems, Inc.*..............................  1,112     20,717
  Check Point Software Technologies Ltd.*....................    695     35,146
  CIENA Corp.*...............................................  1,112     42,256
  Cisco Systems, Inc.*....................................... 22,935    417,417
  Citrix Systems, Inc.*......................................    834     29,107
  Compaq Computer Corp. .....................................  5,560     86,124
  Computer Associates International, Inc. ...................  1,529     55,044
  Compuware Corp.*...........................................  1,668     23,335
  Comverse Technology, Inc.*.................................    556     31,748
  Conexant Systems, Inc.*....................................  1,668     14,929
  Corning, Inc. .............................................  3,197     53,422
  Crown Castle International Corp.*..........................    973     15,957
  Cypress Semiconductor Corp.*...............................    695     16,576
  Dell Computer Corp.*.......................................  7,367    192,647
  EMC Corp.*.................................................  7,089    205,935
  Emulex Corp.*..............................................    417     16,847
  Extreme Networks, Inc.*....................................    556     16,402
  Gateway, Inc.*.............................................  1,112     18,292
  General Motors Corp.--Class H*.............................  2,502     50,666
  Global Crossing Ltd.*......................................  3,197     27,622
  Hewlett-Packard Co. .......................................  5,143    147,090
  I2 Technologies, Inc.*.....................................  1,251     24,770
  Integrated Device Technology, Inc.*........................    556     17,620
  Intel Corp. ............................................... 21,128    617,993
  International Business Machines Corp. .....................  5,421    612,573
  Intuit, Inc.*..............................................    695     27,793
  JDS Uniphase Corp.*........................................  4,448     55,600
  Juniper Networks, Inc.*....................................    973     30,260
  KLA-Tencor Corp.*..........................................    695     40,637
  Lam Research Corp.*........................................    695     20,607
  Lattice Semiconductor Corp.*...............................    695     16,958
  Level 3 Communications, Inc.*..............................  1,946     10,684
  Lexmark International Group, Inc.*.........................    556     37,391
  Linear Technology Corp. ...................................  1,112     49,173
  LSI Logic Corp.*...........................................  1,390     26,132
  Lucent Technologies, Inc. ................................. 11,537     71,529
  Maxim Integrated Products, Inc.*...........................  1,112     49,162
  McDATA Corp.--Class A*.....................................    695     12,197
  Mercury Interactive Corp.*.................................    417     24,978

  Common Stocks, continued
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------
  Microchip Technology, Inc.*.............................      695  $   23,234
  Micron Technology, Inc.*................................    1,807      74,268
  Microsoft Corp.*........................................   14,317   1,045,140
  Motorola, Inc. .........................................    7,089     117,394
  National Semiconductor Corp.*...........................      834      24,286
  NCR Corp.*..............................................      417      19,599
  Network Appliance, Inc.*................................    1,390      19,043
  Novellus Systems, Inc.*.................................      556      31,575
  NVIDIA Corp.*...........................................      278      25,785
  Openwave Systems, Inc.*.................................      695      24,117
  Oracle Corp.*...........................................   13,622     258,817
  Palm, Inc.*.............................................    2,780      16,875
  Parametric Technology Corp.*............................    1,390      19,446
  PeopleSoft, Inc.*.......................................      973      47,901
  Peregrine Systems, Inc.*................................      695      20,155
  Pitney Bowes, Inc. .....................................      834      35,128
  PMC-Sierra, Inc.*.......................................      695      21,594
  QLogic Corp.*...........................................      417      26,876
  Qualcomm, Inc.* ........................................    2,363     138,187
  Quantum Corp.--DLT & Storage Systems Group*.............    1,251      12,623
  Rational Software Corp.*................................      973      27,293
  Retek, Inc.*............................................      417      19,991
  RF Micro Devices, Inc.*.................................      556      14,995
  Scientific-Atlanta, Inc. ...............................      556      22,574
  Siebel Systems, Inc.*...................................    1,390      65,191
  Sonus Networks, Inc.*...................................      973      22,729
  Storage Technology Corp.*...............................      973      13,388
  Sun Microsystems, Inc.*.................................   10,564     166,066
  SunGard Data Systems, Inc.*.............................      834      25,028
  Sybase, Inc.*...........................................      834      13,719
  Symantec Corp.*.........................................      278      12,146
  Synopsys, Inc.*.........................................      278      13,452
  Tellabs, Inc.*..........................................    1,390      26,938
  Teradyne, Inc.*.........................................      695      23,005
  Texas Instruments, Inc. ................................    5,560     175,139
  Unisys Corp.*...........................................    1,668      24,536
  VeriSign, Inc.*.........................................      695      41,708
  Veritas Software Corp.*.................................    1,390      92,477
  Vitesse Semiconductor Corp.*............................      834      17,547
  Xerox Corp. ............................................    2,780      26,605
  Xilinx, Inc.*...........................................    1,112      45,859
                                                                     ----------
  TOTAL COMMON STOCKS
   (Cost $6,581,465)......................................            6,827,399
                                                                     ----------
  U.S. Treasury Notes (0.6%)
                                                           Principal
                                                            Amount
                                                           ---------
  U.S. Treasury Note, 4.00%, 04/30/03.....................  $44,000      43,842
                                                                     ----------
  TOTAL U.S. TREASURY NOTES
   (Cost $43,842).........................................               43,842
                                                                     ----------
  TOTAL INVESTMENTS
   (Cost $6,625,307)(a) (100.5%)..........................            6,871,241
  Liabilities in excess of other assets (-0.5%)...........              (33,973)
                                                                     ----------
  TOTAL NET ASSETS (100.0%)...............................           $6,837,268
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Technology                                              June 30, 2001
(Unaudited)

-----
Percentages indicated are based on net assets of $6,837,268.
* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................ $ 423,171
      Unrealized depreciation........................................  (177,237)
                                                                      ---------
      Net unrealized appreciation.................................... $ 245,934
                                                                      =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $6,625,307)..........................  $ 6,871,241
 Cash.............................................................          911
 Dividends and interest receivable................................        1,278
                                                                    -----------
 Total Assets.....................................................    6,873,430
Liabilities:
 Advisory fees payable............................................       19,757
 Management servicing fees payable................................        3,951
 Administration fees payable......................................           32
 Administrative servicing fees payable............................        2,324
 Distribution fees payable........................................        1,452
 Other accrued expenses...........................................        8,646
                                                                    -----------
 Total Liabilities................................................       36,162
                                                                    -----------
Net Assets........................................................  $ 6,837,268
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 8,933,389
 Accumulated net investment loss..................................      (49,327)
 Accumulated net realized losses on investments...................   (2,292,728)
 Net unrealized appreciation on investments.......................      245,934
                                                                    -----------
Total Net Assets..................................................  $ 6,837,268
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      325,634
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     21.00
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends........................................................  $     6,449
 Interest.........................................................          219
                                                                    -----------
 Total Income.....................................................        6,668
Expenses:
 Advisory fees....................................................       19,757
 Management servicing fees........................................        3,951
 Administration fees..............................................          676
 Administrative servicing fees....................................       10,537
 Distribution fees................................................        6,586
 Custody fees.....................................................        7,791
 Fund accounting fees.............................................        2,600
 Transfer agent fees..............................................        1,942
 Other fees.......................................................        2,155
                                                                    -----------
 Total expenses...................................................       55,995
                                                                    -----------
Net Investment Loss...............................................      (49,327)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments...............................   (2,292,728)
 Net change in unrealized appreciation on investments.............      245,934
                                                                    -----------
 Net realized and unrealized losses on investments................   (2,046,794)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(2,096,121)
                                                                    ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................................    $    (49,327)
 Net realized losses on investments........................      (2,292,728)
 Net change in unrealized appreciation on investments......         245,934
                                                               ------------
 Net decrease in net assets resulting from operations......      (2,096,121)
Capital Transactions:
 Proceeds from shares issued...............................      38,406,372
 Cost of shares redeemed...................................     (29,472,983)
                                                               ------------
 Net increase in net assets resulting from capital
  transactions.............................................       8,933,389
                                                               ------------
 Total increase in net assets..............................       6,837,268
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $  6,837,268
                                                               ============
Share Transactions:
 Shares issued.............................................       1,714,698
 Shares redeemed...........................................      (1,389,064)
                                                               ------------
 Net increase..............................................         325,634
                                                               ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Financial Highlights

For a share of beneficial interest outstanding

                                                            For the period from
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period.......................     $    30.00
                                                                ----------
 Net investment loss.......................................          (0.18)(b)
 Net realized and unrealized loss on investments...........          (8.82)
                                                                ----------
 Total loss from investment operations.....................          (9.00)
                                                                ----------
Net Asset Value, End of Period.............................     $    21.00
                                                                ==========
Total Return...............................................         (30.00)%(c)
Ratios/Supplemental Data:
Net assets, end of period..................................     $6,837,268
Ratio of expenses to average net assets....................           2.13%(d)
Ratio of net investment loss to average net assets.........          (1.88)%(d)
Portfolio turnover.........................................           1204%

-----
(a)  Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Telecommunications                                     June 30, 2001
(Unaudited)

 Common Stocks (59.1%)
                                                                        Market
                                                                Shares  Value
                                                                ------ --------
 Adelphia Business Solutions, Inc.*............................    39  $    160
 Aether Systems, Inc.*.........................................    39       345
 AirGate PCS, Inc.*............................................    13       676
 Allegiance Telecom, Inc.*.....................................   130     1,949
 Alltel Corp...................................................   377    23,095
 AT&T Corp. ................................................... 4,797   105,533
 AT&T Wireless Group*.......................................... 1,027    16,791
 BellSouth Corp. .............................................. 2,405    96,849
 Broadwing, Inc.*..............................................   260     6,357
 CenturyTel, Inc. .............................................   169     5,121
 Citizens Communications Co.*..................................   338     4,066
 Covad Communications Group, Inc.*.............................   234       236
 Focal Communications*.........................................    26        61
 GoAmerica, Inc.*..............................................    65       138
 IDT Corp.--Class B*...........................................    52       572
 IDT Corp.*....................................................    26       351
 Interdigital Communications Corp.*............................    65       861
 Intermedia Communications, Inc.*..............................    78     1,162
 ITC Deltacom, Inc.*...........................................    52       208
 Leap Wireless International, Inc.*............................    39     1,182
 McLeodUSA, Inc.--Class A*.....................................   598     2,745
 Metromedia Fiber Network, Inc.*...............................   572     1,167
 Mpower Holding Corp.*.........................................    65        62
 Network Plus Corp.*...........................................    52       141
 Nextel Communications, Inc.--Class A*.........................   832    14,560
 Nextel Partners, Inc.--Class A*...............................   195     3,026
 Qwest Communications International, Inc. ..................... 1,742    55,518
 RCN Corp.*....................................................    78       428
 Rural Cellular Corp.--Class A*................................    13       589
 SBC Communications, Inc.......................................   429    17,186
 Sprint Corp. (FON Group)......................................   910    19,438
 Sprint Corp. (PCS Group)*.....................................   949    22,918
 TALK America Holdings, Inc.*..................................    91        86
 TeleCorp PCS, Inc.--Class A*..................................   156     3,022
 Telephone & Data Systems, Inc.................................    65     7,069
 Time Warner Telecom, Inc.--Class A*...........................    52     1,743
 Triton PCS Holdings, Inc.--Class A*...........................    52     2,132
 US Cellular Corp.*............................................    26     1,499
 Verizon Communications, Inc. .................................   858    45,903
 Western Wireless Corp.--Class A*..............................    91     3,913
 Winstar Communications, Inc.*(a)..............................    81         0
 Wireless Facilities, Inc.*....................................    13        85
 WorldCom, Inc.--MCI Group.....................................   140     2,254
 WorldCom, Inc.--WorldCom Group*............................... 3,692    52,426
 XO Communications, Inc.--Class A*.............................   338       649
                                                                       --------
 TOTAL COMMON STOCKS
  (Cost $524,259)..............................................         524,272
                                                                       --------
 TOTAL INVESTMENTS
  (Cost $524,259)(b) (59.1%)...................................         524,272
 Other assets in excess of liabilities
  (40.9%)......................................................         362,257
                                                                       --------
 TOTAL NET ASSETS (100.0%).....................................        $886,529
                                                                       ========

-----
Percentages indicated are based on net assets of $886,529.
* Non-income producing
(a) Bankrupt security
(b) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.......................................... $ 8,685
      Unrealized depreciation..........................................  (8,672)
                                                                        -------
      Net unrealized appreciation...................................... $    13
                                                                        =======

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $524,259).............................  $  524,272
 Cash..............................................................         271
 Dividends and interest receivable.................................         119
 Receivable for capital shares issued..............................     571,966
 Receivable for investments sold...................................     294,842
 Prepaid expenses..................................................       1,184
                                                                     ----------
 Total Assets......................................................   1,392,654
Liabilities:
 Payable for investments purchased.................................     504,535
 Advisory fees payable.............................................       1,166
 Management servicing fees payable.................................         233
 Administration fees payable.......................................           1
 Administrative servicing fees payable.............................         117
 Distribution fees payable.........................................          73
                                                                     ----------
 Total Liabilities.................................................     506,125
                                                                     ----------
Net Assets.........................................................  $  886,529
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $  952,996
 Accumulated net investment loss...................................      (2,162)
 Accumulated net realized losses on investments....................     (64,318)
 Net unrealized appreciation on investments........................          13
                                                                     ----------
Total Net Assets...................................................  $  886,529
                                                                     ==========
 Shares of Beneficial Interest Outstanding.........................      36,320
                                                                     ==========
 Net Asset Value (offering and redemption price per share).........  $    24.41
                                                                     ==========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends...........................................................  $    979
 Interest............................................................        70
                                                                       --------
 Total Income........................................................     1,049
Expenses:
 Advisory fees.......................................................     1,166
 Management servicing fees...........................................       233
 Administration fees.................................................        26
 Administrative servicing fees.......................................       622
 Distribution fees...................................................       389
 Custody fees........................................................       210
 Fund accounting fees................................................       119
 Transfer agent fees.................................................       384
 Other fees..........................................................        62
                                                                       --------
 Total expenses......................................................     3,211
                                                                       --------
Net Investment Loss..................................................    (2,162)
                                                                       --------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments..................................   (64,318)
 Net change in unrealized appreciation on investments................        13
                                                                       --------
 Net realized and unrealized losses on investments...................   (64,305)
                                                                       --------
Decrease in Net Assets Resulting from Operations.....................  $(66,467)
                                                                       ========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................................     $    (2,162)
 Net realized losses on investments........................         (64,318)
 Net change in unrealized appreciation on investments......              13
                                                                -----------
 Net decrease in net assets resulting from operations......         (66,467)
Capital Transactions:
 Proceeds from shares issued...............................       2,758,847
 Cost of shares redeemed...................................      (1,805,851)
                                                                -----------
 Net increase in net assets resulting from capital
  transactions.............................................         952,996
                                                                -----------
 Total increase in net assets..............................         886,529
Net Assets:
 Beginning of period.......................................              --
                                                                -----------
 End of period.............................................     $   886,529
                                                                ===========
Share Transactions:
 Shares issued.............................................         104,199
 Shares redeemed...........................................         (67,879)
                                                                -----------
 Net increase..............................................          36,320
                                                                ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

 Financial Highlights

For a share of beneficial interest outstanding

                                                       For the period from
                                                   January 23, 2001(a) through
                                                          June 30, 2001
                                                   ---------------------------
                                                           (Unaudited)
Net Asset Value, Beginning of Period..............          $  30.00
                                                            --------
 Net investment loss..............................             (0.16)(b)
 Net realized and unrealized loss on investments..             (5.43)
                                                            --------
 Total loss from investment operations............             (5.59)
                                                            --------
Net Asset Value, End of Period....................          $  24.41
                                                            ========
Total Return......................................            (18.63)%(c)
Ratios/Supplemental Data:
Net assets, end of period.........................          $886,529
Ratio of expenses to average net assets...........              2.07%(d)
Ratio of net investment loss to average net
 assets...........................................             (1.39)%(d)
Portfolio turnover................................               716%

-----
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Utilities                                              June 30, 2001
(Unaudited)

 Common Stocks (99.9%)
                                                                      Market
                                                            Shares     Value
                                                            ------- -----------
 AES Corp.*................................................  26,091 $ 1,123,218
 AGL Resources, Inc........................................   2,899      68,851
 Allegheny Energy, Inc. ...................................   7,136     344,312
 ALLETE, Inc...............................................   3,791      85,298
 Alliant Energy Corp. .....................................   4,460     130,009
 Ameren Corp. .............................................   7,805     333,274
 American Electric Power, Inc. ............................  18,286     844,265
 American Water Works Co., Inc. ...........................   5,129     169,103
 Avista Corp...............................................   2,676      53,466
 Black Hills Corp. ........................................   1,115      44,856
 Calpine Corp.*............................................  16,948     640,634
 Catalytica Energy Systems, Inc.*..........................     669      14,517
 Cinergy Corp. ............................................   8,920     311,754
 CLECO Corp. ..............................................   2,453      55,806
 CMS Energy Corp. .........................................   7,359     204,948
 Conectiv, Inc. ...........................................   4,683     101,153
 Consolidated Edison, Inc. ................................  12,042     479,272
 Constellation Energy Group, Inc. .........................   9,366     398,992
 Covanta Energy Corp.*.....................................   2,899      53,516
 Dominion Resources, Inc. .................................  14,049     844,766
 DPL, Inc. ................................................   7,359     213,117
 DQE, Inc. ................................................   3,122      70,245
 DTE Energy Co. ...........................................   9,366     434,957
 Duke Energy Corp. ........................................  43,485   1,696,351
 Dynegy, Inc.--Class A.....................................   9,143     425,150
 Edison International......................................  18,509     206,375
 El Paso Electric Co.*.....................................   2,899      46,355
 Energy East Corp. ........................................   6,690     139,888
 Enron Corp................................................  41,924   2,054,277
 Entergy Corp. ............................................  12,488     479,414
 Equitable Resources, Inc. ................................   3,791     126,278
 Exelon Corp. .............................................  18,063   1,158,200
 FirstEnergy Corp. ........................................  12,711     408,786
 FPL Group, Inc. ..........................................  10,035     604,207
 GPU, Inc. ................................................   6,690     235,154
 Hawaiian Electric Industries, Inc. .......................   1,784      68,149
 IDACORP, Inc. ............................................   2,230      77,782
 Kansas City Power & Light Co. ............................   3,568      87,594
 KeySpan Corp. ............................................   7,805     284,726
 MDU Resources Group, Inc. ................................   3,791     119,947
 Mirant Corp.*.............................................  19,178     659,723
 Montana Power Co. ........................................   5,798      67,257
 National Fuel Gas Co. ....................................   2,230     115,938
 Niagara Mohawk Holdings, Inc.*............................   9,143     161,740
 NICOR, Inc................................................   2,676     104,310
 NiSource, Inc. ...........................................  11,819     323,013
 Northeast Utilities System................................   7,582     157,327
 Northwest Natural Gas Co. ................................   1,338      33,316
 NRG Energy, Inc.*.........................................   2,899      64,010
 NSTAR.....................................................   3,122     132,872
 NUI Corp..................................................     669      15,441
 OGE Energy Corp. .........................................   4,460     100,841
 ONEOK, Inc. ..............................................   2,676      52,717
 Orion Power Holdings, Inc.*...............................   3,568      84,954
 Peoples Energy Corp. .....................................   2,007      80,681
 PG&E Corp. ...............................................  22,077     247,262
 Philadelphia Suburban Corp. ..............................   2,453      62,552
 Piedmont Natural Gas Company, Inc. .......................   1,784      63,368
 Pinnacle West Capital Corp................................   4,906     232,544

 Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                          --------- -----------
 Potomac Electric Power Co...............................    6,244  $   130,624
 PPL Corp. ..............................................    8,251      453,805
 Progress Energy, Inc....................................   11,819      530,909
 Public Service Co. of New Mexico........................    2,230       71,583
 Public Service Enterprise Group, Inc. ..................   11,819      577,949
 Puget Energy, Inc.......................................    4,906      128,537
 Questar Corp............................................    4,683      115,951
 Reliant Energy, Inc.....................................   14,941      481,250
 RGS Energy Group, Inc. .................................    2,007       75,263
 SCANA Corp. ............................................    6,021      170,996
 Sempra Energy...........................................   11,596      317,035
 Sierra Pacific Resources................................    4,460       71,315
 Southern Co.............................................   39,025      907,331
 Southern Union Co.*.....................................    2,676       54,590
 TECO Energy, Inc. ......................................    7,805      238,053
 TXU Corp. ..............................................   14,718      709,260
 Unisource Energy Corp...................................    1,784       40,978
 UtiliCorp United, Inc...................................    6,467      197,567
 Vectren Corp. ..........................................    3,791       78,474
 Western Resources, Inc..................................    3,791       81,507
 WGL Holdings, Inc.......................................    2,676       72,546
 Wisconsin Energy Corp. .................................    6,690      159,021
 Xcel Energy, Inc. ......................................   19,401      551,958
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $24,933,070).....................................            24,215,330
                                                                    -----------
 U.S. Treasury Notes (0.3%)
                                                          Principal
                                                           Amount
                                                          ---------
 U.S. Treasury Note, 4.00%, 04/30/03.....................  $65,000       64,766
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $64,767).........................................                64,766
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $24,997,837)(a) (100.2%).........................            24,280,096
 Liabilities in excess of other assets (-0.2%)...........               (48,237)
                                                                    -----------
 TOTAL NET ASSETS (100.0%)...............................           $24,231,859
                                                                    ===========

-----
Percentages indicated are based on net assets of $24,231,859.
* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..................................... $   537,605
      Unrealized depreciation.....................................  (1,255,346)
                                                                   -----------
      Net unrealized depreciation................................. $  (717,741)
                                                                   ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities
(Unaudited)


 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $24,997,837).........................  $24,280,096
 Cash.............................................................          758
 Dividends and interest receivable................................       32,489
                                                                    -----------
 Total Assets.....................................................   24,313,343
Liabilities:
 Advisory fees payable............................................       42,484
 Management servicing fees payable................................        8,497
 Administration fees payable......................................           93
 Administrative servicing fees payable............................        8,406
 Distribution fees payable........................................        5,254
 Other accrued expenses...........................................       16,750
                                                                    -----------
 Total Liabilities................................................       81,484
                                                                    -----------
Net Assets........................................................  $24,231,859
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $25,681,272
 Accumulated undistributed net investment income..................       81,267
 Accumulated net realized losses on investments...................     (812,939)
 Net unrealized depreciation on investments.......................     (717,741)
                                                                    -----------
Total Net Assets..................................................  $24,231,859
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      796,968
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     30.41
                                                                    ===========

 Statement of Operations
                       For the period January 23, 2001(a) through June 30, 2001

Investment Income:
 Dividends........................................................  $   191,932
 Interest.........................................................        2,625
                                                                    -----------
 Total Income.....................................................      194,557
Expenses:
 Advisory fees....................................................       42,484
 Management servicing fees........................................        8,497
 Administration fees..............................................        1,257
 Administrative servicing fees....................................       22,658
 Distribution fees................................................       14,161
 Custody fees.....................................................       10,617
 Fund accounting fees.............................................        5,764
 Transfer agent fees..............................................        2,076
 Other fees.......................................................        5,776
                                                                    -----------
 Total expenses...................................................      113,290
                                                                    -----------
Net Investment Income.............................................       81,267
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments...............................     (812,939)
 Net change in unrealized depreciation on investments.............     (717,741)
                                                                    -----------
 Net realized and unrealized losses on investments................   (1,530,680)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,449,413)
                                                                    ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

 Statement of Changes in Net Assets

                                                              For the period
                                                            January 23, 2001(a)
                                                                  through
                                                               June 30, 2001
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income.....................................    $     81,267
 Net realized losses on investments........................        (812,939)
 Net change in unrealized depreciation on investments......        (717,741)
                                                               ------------
 Net decrease in net assets resulting from operations......      (1,449,413)
Capital Transactions:
 Proceeds from shares issued...............................      86,124,465
 Cost of shares redeemed...................................     (60,443,193)
                                                               ------------
 Net increase in net assets resulting from capital
  transactions.............................................      25,681,272
                                                               ------------
 Total increase in net assets..............................      24,231,859
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $ 24,231,859
                                                               ============
Share Transactions:
 Shares issued.............................................       2,687,969
 Shares redeemed...........................................      (1,891,001)
                                                               ------------
 Net increase..............................................         796,968
                                                               ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities


 Financial Highlights

For a share of beneficial interest outstanding

                                                             For the period from
                                                             January 23, 2001(a)
                                                                   through
                                                                June 30, 2001
                                                             -------------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period........................     $     30.00
                                                                 -----------
 Net investment income......................................            0.20(b)
 Net realized and unrealized gain on investments............            0.21(c)
                                                                 -----------
 Total income from investment operations....................            0.41
                                                                 -----------
Net Asset Value, End of Period..............................     $     30.41
                                                                 ===========
Total Return................................................            1.37%(d)
Ratios/Supplemental Data:
Net assets, end of period...................................     $24,231,859
Ratio of expenses to average net assets.....................            2.00%(e)
Ratio of net investment income to average net assets........            1.44%(e)
Portfolio turnover..........................................             530%

-----
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                                 June 30, 2001
                                  (Unaudited)

1.Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of sixty-eight separately managed series, forty of which are operational as of June 30th, 2001. These accompanying financial statements relate to the following portfolios:
  ProFund VP OTC, ProFund VP Europe 30, ProFund VP Bull Plus, ProFund VP UltraOTC, ProFund VP UltraSmall-Cap, ProFund VP Bear, ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Real Estate, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP OTC, ProFund VP Bull Plus, ProFund VP Bear, ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Real Estate, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities commenced operations on January 23, 2001.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  Investment Valuation

  Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities are valued at amortized cost which approximates market value.

  For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

  Repurchase Agreements

  Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

  The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller,
                                   Continued

PROFUNDS VP

                                 June 30, 2001
                                  (Unaudited)

  under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

  Futures Contracts

  The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as realized gains or losses when cash is exchanged.

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Index Options

  The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Swap Contracts

  The ProFunds VP may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

  The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the
                                   Continued

PROFUNDS VP

                                 June 30, 2001
                                  (Unaudited)

  conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap are accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

  Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

  At June 30, 2001, the following swap contract was outstanding and was collateralized by all of the assets of the particular ProFund VP:

                        Notional   Termination
                         Amount       Date
                       ----------- -----------
ProFund VP UltraOTC... $94,521,099  07/27/01

         Return           Unrealized
        Benchmark        Appreciation
        ---------        ------------
NASDAQ 100 Index........  $4,097,241

  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

  Distributions to Shareholders

  The ProFunds VP will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

  Federal Income Tax

  Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

                                   Continued

PROFUNDS VP

                   Notes to Financial Statements (concluded)
                                 June 30, 2001
                                  (Unaudited)

  For its services as Administrator, BISYS receives a fee based on the average daily net assets of each of the ProFunds VP. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

  ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

  Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

  The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation ("American Skandia") pursuant to which American Skandia will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays American Skandia a quarterly fee equal on an annual basis to 0.35% of the average daily net assets for the ProFund VP OTC, ProFund VP Europe 30, ProFund VP Bull Plus, ProFund VP UltraOTC, ProFund VP UltraSmall-Cap, ProFund VP Bear and 0.40% of the average daily net assets for the ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Real Estate, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities.

  Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

4.Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended June 30, 2001 were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
   ProFund VP OTC.................................... $148,903,624 $100,853,337
   ProFund VP Europe 30.............................. $170,143,597 $152,716,111
   ProFund VP Bull Plus.............................. $248,058,789 $170,452,357
   ProFund VP UltraOTC............................... $233,279,220 $191,586,872
   ProFund VP UltraSmall-Cap......................... $145,389,255 $123,964,543
   ProFund VP Bear................................... $ 44,861,211 $ 43,915,463
   ProFund VP Biotechnology.......................... $ 74,673,443 $ 51,258,359
   ProFund VP Energy................................. $118,392,290 $ 89,966,779
   ProFund VP Financial.............................. $ 75,575,897 $ 36,356,543
   ProFund VP Healthcare............................. $ 55,974,211 $ 30,084,145
   ProFund VP Real Estate............................ $ 44,719,196 $ 12,608,456
   ProFund VP Technology............................. $ 38,178,384 $ 29,260,347
   ProFund VP Telecommunications..................... $  2,600,434 $  2,012,352
   ProFund VP Utilities.............................. $ 86,190,908 $ 59,837,050